UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2018 – APRIL 30, 2019

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2019

AMG FQ Tax-Managed U.S. Equity Fund

Class N: MFQAX    |    Class I: MFQTX

AMG FQ Long-Short Equity Fund

Class N: FQUAX    |    Class I: MEQFX

AMG FQ Global Risk-Balanced Fund

Class N: MMAVX    |    Class I: MMASX    |    Class Z: MMAFX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com |	043019 SAR016

AMG Funds Semi-Annual Report — April 30, 2019 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS
AMG FQ Tax-Managed U.S. Equity Fund	5
AMG FQ Long-Short Equity Fund	9
AMG FQ Global Risk-Balanced Fund	22

FINANCIAL STATEMENTS
Statement of Assets and Liabilities	26
Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	28
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	29
Detail of changes in assets for the past two fiscal periods

Financial Highlights	30
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	37
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2019	Expense Ratio for the Period	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Expenses Paid During the Period*
AMG FQ Tax-Managed U.S. Equity Fund
Based on Actual Fund Return
Class N	1.14%	$1,000	$1,053	$5.80
Class I	0.89%	$1,000	$1,054	$4.53
Based on Hypothetical 5% Annual Return
Class N	1.14%	$1,000	$1,019	$5.71
Class I	0.89%	$1,000	$1,020	$4.46
AMG FQ Long-Short Equity Fund**
Based on Actual Fund Return
Class N	1.04%	$1,000	$1,042	$5.27
Class I	0.73%	$1,000	$1,044	$3.70
Based on Hypothetical 5% Annual Return
Class N	1.04%	$1,000	$1,020	$5.21
Class I	0.73%	$1,000	$1,021	$3.66

Six Months Ended April 30, 2019	Expense Ratio for the Period	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Expenses Paid During the Period*
AMG FQ Global Risk-Balanced Fund
Based on Actual Fund Return
Class N	1.29%	$1,000	$1,092	$6.69
Class I	1.04%	$1,000	$1,093	$5.40
Class Z	0.89%	$1,000	$1,094	$4.62
Based on Hypothetical 5% Annual Return
Class N	1.29%	$1,000	$1,018	$6.46
Class I	1.04%	$1,000	$1,020	$5.21
Class Z	0.89%	$1,000	$1,020	$4.46

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

**

Excludes interest expense and dividends on short positions. If included, your annualized expense ratios would be 1.38% and 1.07% for Class N and Class I, respectively, and your actual and hypothetical expenses paid during the period would be $6.99 and $5.42, and $6.90 and $5.36 for Class N and Class I, respectively.

2

Fund Performance (unaudited) Periods ended April 30, 2019

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2019.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG FQ Tax-Managed U.S. Equity Fund2, [3,4,5,6]
Class N	5.31%	8.60%	8.99%	14.71%	7.76%	03/01/06
Class I	5.41%	8.88%	9.26%	14.99%	7.33%	12/18/00
Russell 3000® Index[7]	9.71%	12.68%	11.20%	15.29%	6.85%	12/18/00	†
Returns After Tax on Distributions[8]
Class N	4.90%	8.18%	8.82%	14.60%	7.66%	03/01/06
Class I	4.92%	8.38%	9.03%	14.82%	7.19%	12/18/00
Returns After Tax on Distributions & Sale of Fund Shares[8]
Class N	3.36%	5.31%	7.08%	12.46%	6.42%	03/01/06
Class I	3.46%	5.52%	7.29%	12.70%	6.18%	12/18/00
AMG FQ Long-Short Equity Fund2, [3,5,6,9,10,11,12,13,14]
Class N	4.22%	9.16%	8.88%	13.39%	7.35%	03/01/06
Class I	4.39%	9.48%	9.21%	13.70%	8.54%	08/14/92
Russell 3000® Index[7]	9.71%	12.68%	11.20%	15.29%	9.83%	08/14/92	†
50% Russell 3000® Index/50% ICE BofAML 0-3 Month U.S. Treasury Bill Index[15]	5.55%	7.59%	6.08%	7.93%	6.52%	08/14/92	†
AMG FQ Global Risk-Balanced Fund2, 5, 10, 11, 12, 14, 16, 17, 18, 19, 20, 21, 22, 23
Class N	9.17%	2.68%	4.12%	—	5.52%	01/01/10
Class I	9.31%	2.91%	4.48%	—	5.90%	01/01/10
Class Z	9.42%	3.08%	4.58%	8.03%	5.99%	11/18/88
Composite Hedged Index[24]	7.16%	6.74%	5.97%	7.53%	5.82%	11/30/88	[26]
Composite UnHedged Index[24]	7.07%	3.96%	4.65%	7.98%	6.56%	11/30/88	[26]
S&P 500® Index[25]	9.76%	13.49%	11.63%	15.32%	10.58%	11/18/88	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	Date reflects the inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. Except for AMG FQ Tax-Managed U.S. Equity Fund, no adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2019. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[4]	Although the Fund is managed to minimize taxable distributions, it may not be able to avoid taxable distributions.
[5]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[6]

In managing the Fund, the Fund’s Subadviser may rely heavily on one or more quantitative models (“Model”) and information and data supplied by third parties (“Data”). When a Model or Data is used in managing the Fund contains an error, or is incorrect or incomplete, any investment decision made in reliance on the Model or Data may not produce the desired results and the Fund may realize losses. In addition, any hedging based on a faulty Model or Data may prove to be unsuccessful.

[7]

The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents about 98% of the U.S. stock market. Unlike the Fund, the Russell 3000® Index is unmanaged, is not available for investment and does not incur expenses.

[8]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[9]

The Fund may suffer significant losses on assets that it sells short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

[10]	The use of leverage in a Fund’s strategy, such as futures, swaps, and forward commitment transactions, can magnify relatively small market movements into relatively larger losses for the Fund.
[11]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[12]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

3

Fund Performance Periods ended April 30, 2019 (continued)

[13]	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
[14]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[15]

ICE BofAML 0-3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. Unlike the Fund, the ICE BofAML 0-3 Month U.S. Treasury Bill Index is unmanaged, is not available for investment and does not incur expenses.

[16]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[17]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[18]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[19]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[20]

Because exchange-traded funds (ETFs) incur their own costs, investing in them could result in a higher cost to the investor. Additionally, the fund will be indirectly exposed to all the risks of securities held by the ETFs.

[21]

High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[22]

Obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government would provide financial support. Additionally, debt securities of the U.S. government may be affected by changing interest rates and subject to prepayment risk.

[23]

Investments in commodities are subject to greater volatility than investments in traditional securities, such as stocks and bonds. Commodities are subject to risks, including but not limited to climate conditions, livestock disease, war, terrorism, political conflicts, interest rates, currency fluctuations, embargoes, tariffs and other regulatory developments.

[24]

The benchmark is composed of 60% MSCI World Index and 40% FTSE World Government Bond Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. Please go to msci.com for most current list of countries represented by the index. The FTSE World Government Bond Index (FTSE) measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The FTSE is a widely used benchmark that currently comprises sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 25 years of history available. Prior to July 31, 2018, the FTSE World Government Bond Index was known as the Citigroup World Government Bond Index. Unlike the Fund, the Composite Index is unmanaged, is not available for investment and does not incur fees. All MSCI data is provided ’as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

[25]

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The S&P 500® Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the S&P 500® Index is unmanaged, is not available for investment and does not incur expenses.

[26]	The date reflects the closest available index date to the Fund’s inception date.

The Russell 3000® Index is a trademark of the London Stock Exchange Group companies.

The S&P 500® Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG FQ Tax-Managed U.S. Equity Fund Fund Snapshots (unaudited) April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	23.3
Financials	14.0
Health Care	12.9
Consumer Discretionary	10.5
Industrials	9.5
Communication Services	8.4
Consumer Staples	7.2
Energy	4.4
Real Estate	3.5
Materials	2.7
Utilities	2.3
Short-Term Investments	1.5
Other Assets Less Liabilities	(0.2)

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Microsoft Corp.	4.7
Mastercard, Inc., Class A	3.8
Visa, Inc., Class A	3.8
Apple, Inc.	3.3
Berkshire Hathaway, Inc., Class B	3.1
Amazon.com, Inc.	2.7
UnitedHealth Group, Inc.	2.7
Brown & Brown, Inc.	2.3
Crocs, Inc.	2.2
Huntington Ingalls Industries, Inc.	1.8

Top Ten as a Group	30.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG FQ Tax-Managed U.S. Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2019

	Shares	Value
Common Stocks—98.7%
Communication Services—8.4%
Alphabet, Inc., Class A*	738	$884,833
Alphabet, Inc., Class C*	753	894,925
AT&T, Inc.	10,870	336,535
Boingo Wireless, Inc.*	12,095	275,040
Care.com, Inc.*	18,857	315,855
Comcast Corp., Class A	3,542	154,183
Facebook, Inc., Class A*	5,796	1,120,946
Gray Television, Inc.*	8,296	194,375
Liberty Media Corp-Liberty SiriusXM, Class A*	18,977	757,941
Liberty TripAdvisor Holdings, Inc., Class A*	12,888	189,969
Netflix, Inc.*	1,040	385,362
Sinclair Broadcast Group, Inc., Class A	1,263	57,833
TechTarget, Inc.*	4,156	69,364
Twitter, Inc. *	994	39,671
Verizon Communications, Inc.	2,911	166,480
The Walt Disney Co.	376	51,501
Zynga, Inc., Class A*	8,227	46,565
Total Communication Services		5,941,378
Consumer Discretionary—10.5%
Aaron’s, Inc.	411	22,888
Amazon.com, Inc.*	1,002	1,930,373
Best Buy Co., Inc.	2,515	187,141
Crocs, Inc.*	54,582	1,520,109
Gentex Corp.	33,888	780,441
Graham Holdings Co., Class B	662	492,151
The Home Depot, Inc.	1,128	229,773
International Speedway Corp., Class A	5,124	226,071
J. Jill, Inc.	8,040	45,104
K12, Inc.*	7,056	212,527
Lowe’s Cos., Inc.	6,998	791,754
MasterCraft Boat Holdings, Inc.*	7,209	178,351
Ross Stores, Inc.	2,546	248,642
Speedway Motorsports, Inc.	8,762	160,783
Standard Motor Products, Inc.	3,900	194,883
Stoneridge, Inc.*	6,312	198,386
Total Consumer Discretionary		7,419,377
Consumer Staples—7.2%
Central Garden & Pet Co.*,1	8,781	236,912
Central Garden & Pet Co., Class A*	11,889	291,043
The Coca-Cola Co.	1,355	66,476
Medifast, Inc.	7,415	1,087,706

	Shares	Value
National Beverage Corp.[1]	6,098	$341,488
Performance Food Group Co.*	14,916	610,810
The Procter & Gamble Co.	1,657	176,437
Tyson Foods, Inc., Class A	14,878	1,115,999
US Foods Holding Corp.*	23,490	858,560
USANA Health Sciences, Inc.*	4,059	338,764
Total Consumer Staples		5,124,195
Energy—4.4%
Chevron Corp.	1,896	227,634
CONSOL Energy, Inc.*	11,895	403,240
Exxon Mobil Corp.	6,070	487,300
Marathon Petroleum Corp.	9,400	572,178
Phillips 66	4,600	433,642
ProPetro Holding Corp.*	739	16,354
Southwestern Energy Co.*,1	3,950	15,602
Valero Energy Corp.	5,800	525,828
W&T Offshore, Inc.*	67,152	428,430
Total Energy		3,110,208
Financials—14.0%
Arch Capital Group, Ltd. (Bermuda)*	35,037	1,183,550
Bank of America Corp.	10,214	312,344
Berkshire Hathaway, Inc., Class B*	10,190	2,208,275
Brown & Brown, Inc.	50,805	1,613,059
Canadian Imperial Bank of Commerce (Canada)[1]	1,806	152,101
Citigroup, Inc.	4,100	289,870
Discover Financial Services	6,597	537,589
Employers Holdings, Inc.	6,148	263,872
Enterprise Financial Services Corp.	2,000	85,080
Erie Indemnity Co., Class A	2,000	378,640
Essent Group, Ltd.*	7,148	339,173
Evercore, Inc., Class A	3,695	360,004
Everest Re Group, Ltd. (Bermuda)	2,200	518,100
First Defiance Financial Corp.	2,962	87,409
First Interstate BancSystem, Inc., Class A	4,099	173,224
Houlihan Lokey, Inc.	763	37,631
JPMorgan Chase & Co.	6,852	795,175
LegacyTexas Financial Group, Inc.	440	17,635
MGIC Investment Corp.*	10,933	160,059
SEI Investments Co.	1,319	71,819
SunTrust Banks, Inc.	3,197	209,340
Wells Fargo & Co.	2,811	136,080
Total Financials		9,930,029

The accompanying notes are an integral part of these financial statements.

6

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care—12.9%
Agilent Technologies, Inc.	1,239	$97,261
Amgen, Inc.	6,284	1,126,847
AngioDynamics, Inc.*	5,317	109,211
Anika Therapeutics, Inc.*,1	9,000	286,650
Assertio Therapeutics, Inc.*,1	4,421	18,435
Atrion Corp.	251	220,880
Biogen, Inc.*	1,735	397,731
Cardiovascular Systems, Inc.*	6,232	221,485
Centene Corp.*	21,888	1,128,545
Charles River Laboratories International, Inc.*	5,927	832,566
Fluidigm Corp.*	5,136	70,569
Genomic Health, Inc.*	7,518	483,633
Haemonetics Corp.*	570	49,750
Horizon Pharma PLC*	4,155	106,077
IDEXX Laboratories, Inc.*	353	81,896
Johnson & Johnson	4,713	665,476
McKesson Corp.	1,199	142,981
Merck & Co., Inc.	850	66,903
OraSure Technologies, Inc.*	9,021	85,339
Pfizer, Inc.	5,762	233,995
The Providence Service Corp.*	3,524	233,747
Simulations Plus, Inc.	1,181	26,608
UnitedHealth Group, Inc.	8,186	1,907,911
WellCare Health Plans, Inc.*	2,003	517,475
Total Health Care		9,111,971
Industrials—9.5%
Alaska Air Group, Inc.[1]	17,600	1,089,440
Allison Transmission Holdings, Inc.	22,691	1,063,300
The Boeing Co.	319	120,483
Brady Corp., Class A	478	23,322
BWX Technologies, Inc.	20,839	1,064,873
Continental Building Products, Inc.*	8,677	222,565
Delta Air Lines, Inc.	2,728	159,015
Forward Air Corp.	274	17,350
HEICO Corp., Class A	387	34,609
Herman Miller, Inc.	11,489	446,003
Huntington Ingalls Industries, Inc.	5,787	1,288,070
ICF International, Inc.	1,569	122,178
Kimball International, Inc., Class B	1,313	20,562
Mesa Air Group Inc.*	2,630	24,038
Rush Enterprises, Inc., Class B	5,151	216,342
Southwest Airlines Co.	4,500	244,035

	Shares	Value
TPI Composites, Inc.*,1	1,903	$58,898
UniFirst Corp.	3,000	474,390
Total Industrials		6,689,473
Information Technology—23.3%
Appfolio, Inc., Class A*,1	2,427	235,686
Apple, Inc.	11,654	2,338,608
CACI International, Inc., Class A*	4,415	860,660
CDW Corp.	8,491	896,650
Ciena Corp.*	4,571	175,344
Cisco Systems, Inc.	2,851	159,514
Diodes, Inc.*	1,266	46,108
Intel Corp.	3,836	195,789
Lumentum Holdings, Inc.*,1	2,363	146,435
Mastercard, Inc., Class A	10,525	2,675,876
MAXIMUS, Inc.	1,542	113,568
Micron Technology, Inc.*	5,574	234,442
Microsoft Corp.	25,645	3,349,237
Oracle Corp.	583	32,257
PC Connection, Inc.	1,741	64,696
Progress Software Corp.	26,426	1,205,290
QAD, Inc., Class A	9,851	461,716
Rudolph Technologies, Inc.*	11,599	280,580
salesforce.com, Inc.*	1,696	280,434
ServiceNow, Inc.*	326	88,512
Visa, Inc., Class A	16,270	2,675,276
Total Information Technology		16,516,678
Materials—2.7%
AdvanSix, Inc.*	4,109	124,215
Graphic Packaging Holding Co.	25,299	351,150
LyondellBasell Industries NV, Class A	7,700	679,371
Stepan Co.	4,315	399,310
Warrior Met Coal, Inc.	12,028	372,868
Total Materials		1,926,914
Real Estate—3.5%
American Homes 4 Rent, Class A, REIT	11,900	285,362
American Tower Corp., REIT	481	93,939
Equity Commonwealth, REIT	1,867	59,371
HFF, Inc., Class A	3,168	150,765
Marcus & Millichap, Inc.*	18,974	817,780
PS Business Parks, Inc., REIT	4,713	724,011
Sunstone Hotel Investors, Inc., REIT	22,068	317,779
Total Real Estate		2,449,007

The accompanying notes are an integral part of these financial statements.

7

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities—2.3%
American Water Works Co., Inc.	4,551	$492,373
Evergy, Inc.	306	17,693
Hawaiian Electric Industries, Inc.	10,503	435,664
NRG Energy, Inc.	409	16,839
OGE Energy Corp.	16,554	700,896
Total Utilities		1,663,465
Total Common Stocks (Cost $40,206,259)		69,882,695

	Principal Amount
Short-Term Investments—1.5%
Joint Repurchase Agreements—0.1%[2]
RBC Dominion Securities, Inc., dated 04/30/19, due 05/01/19, 2.720% total to be received $102,236 (collateralized by various U.S. Government Agency Obligations, 2.652% - 7.000%, 04/01/34 - 04/20/49, totaling $104,273)	$102,228	102,228

	Shares	Value
Other Investment Companies—1.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[3]	319,185	$319,185
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	319,185	319,185
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[3]	328,858	328,858
Total Other Investment Companies		967,228
Total Short-Term Investments (Cost $1,069,456)		1,069,456
Total Investments—100.2% (Cost $41,275,715)		70,952,151
Other Assets, less Liabilities—(0.2)%		(172,050)
Net Assets—100.0%		$70,780,101

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $2,343,021 or 3.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[3]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$69,882,695	—	—	$69,882,695
Short-Term Investments
Joint Repurchase Agreements	—	$102,228	—	102,228
Other Investment Companies	967,228	—	—	967,228

Total Investments in Securities	$70,849,923	$102,228	—	$70,952,151

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

8

AMG FQ Long-Short Equity Fund Fund Snapshots (unaudited) April 30, 2019

PORTFOLIO BREAKDOWN

	Long	Short	Net
Sector	Exposure1, [2]	Exposure[1,2]	Exposure[1,2]
Financials	16.8%	(17.3)%	(0.5)%
Industrials	14.2	(17.0)	(2.8)
Real Estate	11.9	(10.4)	1.5
Consumer Discretionary	8.1	(5.6)	2.5
Information Technology	6.4	(5.4)	1.0
Health Care	6.0	(3.7)	2.2
Utilities	5.2	(3.1)	2.0
Consumer Staples	4.2	(1.9)	2.3
Materials	4.1	(4.2)	(0.1)
Energy	2.7	(1.5)	1.2
Communication Services	1.3	(0.7)	0.5
Short Term Investments	17.4	—	17.4
Other Assets[3]			72.8

[1]	As a percentage of net assets.
[2]	Includes notional market value of constituents in Equity Basket Swaps.
[3]	Includes collateral for swaps.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Gentex Corp.	1.6
The Toro Co.	1.5
MGIC Investment Corp.	1.5
First American Financial Corp.	1.5
Evercore, Inc., Class A	1.5
Essent Group, Ltd.	1.5
Radian Group, Inc.	1.5
Performance Food Group Co.	1.5
US Foods Holding Corp.	1.4
PS Business Parks, Inc.	1.4

Top Ten as a Group	14.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

9

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2019

	Shares	Value
Common Stocks—78.8%
Communication Services—0.8%
Liberty TripAdvisor Holdings, Inc., Class A*	19,925	$293,694
TripAdvisor, Inc.*,1	2,182	116,148
Twitter, Inc. *	1,726	68,885
Yelp, Inc.*,1	2,986	119,619
Zynga, Inc., Class A*	10,610	60,053
Total Communication Services		658,399
Consumer Discretionary—8.1%
Aaron’s, Inc.	952	53,017
Barnes & Noble Education, Inc.*	4,693	20,180
Career Education Corp.*	2,520	45,738
Core-Mark Holding Co., Inc.	3,286	119,446
Crocs, Inc.*	5,127	142,787
Dana, Inc.	2,607	50,837
Deckers Outdoor Corp.*	2,448	387,298
eBay, Inc.	8,201	317,789
Etsy, Inc.*,1	834	56,328
Gentex Corp.[2]	56,648	1,304,603
Hanesbrands, Inc.	710	12,830
Installed Building Products, Inc.*,1	7,050	338,612
J. Jill, Inc.	30,125	169,001
K12, Inc.*	2,478	74,637
MarineMax, Inc.*,1	13,864	239,709
Meritage Homes Corp.*	5,496	281,120
The Michaels Cos., Inc.*,1	32,251	362,501
Nordstrom, Inc.[1]	157	6,440
Office Depot, Inc.	19,873	47,695
PulteGroup, Inc.	29,259	920,488
Red Rock Resorts, Inc., Class A	1,629	43,950
Rent-A-Center, Inc.*	4,346	108,346
ServiceMaster Global Holdings, Inc.*,1	9,920	486,378
Skechers U.S.A., Inc., Class A*,1	4,575	144,845
Speedway Motorsports, Inc.	16,146	296,279
Stamps.com, Inc.*	1,134	97,297
Taylor Morrison Home Corp., Class A*	20,888	404,392
The Cato Corp., Class A	8,190	124,160
Tower International, Inc.	2,704	63,111
Urban Outfitters, Inc.*	3,356	99,774
ZAGG, Inc.*	1,687	13,901
Total Consumer Discretionary		6,833,489
Consumer Staples—4.2%
BJ’s Wholesale Club Holdings, Inc.*,1	5,290	149,971

	Shares	Value
Monster Beverage Corp.*	8,856	$527,818
Performance Food Group Co.*,2	29,941	1,226,084
US Foods Holding Corp.*	33,173	1,212,473
USANA Health Sciences, Inc.*	3,906	325,995
Weis Markets, Inc.	1,361	57,230
Total Consumer Staples		3,499,571
Energy—2.7%
Adams Resources & Energy, Inc.[2]	399	14,424
Baker Hughes, a GE Co.	229	5,500
Cabot Oil & Gas Corp.	8,061	208,699
Carrizo Oil & Gas, Inc.*,1	5,028	64,459
CONSOL Energy, Inc.*	17,320	587,148
Denbury Resources, Inc.*	15,131	33,742
Evolution Petroleum Corp.	26,576	186,829
Helix Energy Solutions Group, Inc.*	11,496	89,899
HollyFrontier Corp.	1,205	57,515
Keane Group, Inc.*	5,615	58,901
Laredo Petroleum, Inc.*,1	5,624	16,985
Midstates Petroleum Co., Inc.*	5,465	69,788
ProPetro Holding Corp.*,1	9,662	213,820
Renewable Energy Group, Inc.*	16,171	390,045
Southwestern Energy Co.*,1	39,608	156,452
W&T Offshore, Inc.*	18,015	114,936
Total Energy		2,269,142
Financials—16.8%
Arthur J Gallagher & Co.	426	35,622
Artisan Partners Asset Management, Inc., Class A	23,040	652,953
BrightSphere Investment Group
PLC (United Kingdom)	20,867	305,910
Cadence BanCorp	347	7,894
Citizens Financial Group, Inc.	4,614	167,027
Employers Holdings, Inc.[2]	9,892	424,565
Enova International, Inc.*	6,165	169,106
Essent Group, Ltd.*,2	26,256	1,245,847
Evercore, Inc., Class A	12,818	1,248,858
Fidelity National Financial, Inc.	20,949	836,913
First American Financial Corp.[2]	22,201	1,266,789
GAMCO Investors, Inc., Class A	270	5,853
Great Western Bancorp, Inc.	29,966	1,053,904
Houlihan Lokey, Inc.	5,018	247,488
MGIC Investment Corp.*	87,158	1,275,993
Moelis & Co., Class A	2,168	88,780
National General Holdings Corp.	9,144	225,400

The accompanying notes are an integral part of these financial statements.

10

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials—16.8% (continued)
NMI Holdings, Inc., Class A*	21,192	$595,071
Pzena Investment Management, Inc., Class A	64,274	639,526
Radian Group, Inc.[2]	52,715	1,234,585
SEI Investments Co.[2]	22,259	1,212,002
Silvercrest Asset Management Group, Inc., Class A	3,722	54,118
Umpqua Holdings Corp.	17,849	309,859
Walker & Dunlop, Inc.	470	25,826
WSFS Financial Corp.	18,211	786,351
Total Financials		14,116,240
Health Care—5.8%
ACADIA Pharmaceuticals, Inc.*,1	5,101	122,679
AMAG Pharmaceuticals, Inc.*	3,587	40,031
Amedisys, Inc.*,2	5,082	649,581
Arrowhead Pharmaceuticals, Inc.*,1	2,916	52,430
Assertio Therapeutics, Inc.*,1	20,954	87,378
Biogen, Inc.*,2	1,715	393,147
Calithera Biosciences, Inc.*	1,032	6,357
Cardiovascular Systems, Inc.*,2	8,682	308,558
Castlight Health Inc. , Class B*	39,136	145,977
Collegium Pharmaceutical, Inc.*	2,395	33,362
Covetrus, Inc.*,1	866	28,465
Endo International PLC (Ireland)*	14,202	106,515
The Ensign Group, Inc.	826	42,555
Epizyme, Inc.*	1,138	14,123
Fluidigm Corp.*	11,753	161,486
Genomic Health, Inc.*	2,389	153,684
HealthEquity, Inc.*	4,329	293,290
HMS Holdings Corp.*	577	17,558
Horizon Pharma PLC*	2,006	51,213
Humana, Inc.	23	5,874
Incyte Corp.*	545	41,856
Ionis Pharmaceuticals, Inc.*	673	50,024
Lantheus Holdings, Inc.*	1,150	27,784
Mallinckrodt PLC*	9,964	154,043
Medpace Holdings, Inc.*,1	3,181	178,677
Molina Healthcare, Inc.*	6,150	797,225
Natera, Inc.*	339	6,478
Nektar Therapeutics*	3,690	118,154
NextGen Healthcare, Inc.*	539	10,128
OMNICELL INC*	444	35,680
OraSure Technologies, Inc.*	9,754	92,273

	Shares	Value
Pacira BioSciences, Inc.*	5,092	$202,763
STAAR Surgical Co.*,1	716	23,256
Supernus Pharmaceuticals, Inc.*,1	485	17,814
Syneos Health, Inc.*,1	4,305	202,034
Vanda Pharmaceuticals, Inc.*	5,172	84,252
Veracyte, Inc.*	1,147	26,232
Vericel Corp.*,1	1,540	26,165
Voyager Therapeutics Inc.*	716	15,108
Total Health Care		4,824,209
Industrials—13.6%
Allison Transmission Holdings, Inc.[2]	25,708	1,204,677
Atkore International Group, Inc.*,2	10,769	266,640
Avis Budget Group, Inc.*,2	12,464	443,095
BMC Stock Holdings, Inc.*	4,136	85,119
Builders FirstSource, Inc.*	6,002	82,708
Carlisle Cos., Inc.	6,121	865,632
Commercial Vehicle Group, Inc.*	15,332	136,761
Continental Building Products, Inc.*,2	24,424	626,476
Covenant Transportation Group, Inc., Class A*	4,917	96,029
EMCOR Group, Inc.[2]	13,197	1,110,396
Gardner Denver Holdings, Inc.*	1,309	44,179
Great Lakes Dredge & Dock Corp.*	1,491	15,253
Herman Miller, Inc.	28,203	1,094,840
HNI Corp.	314	11,527
JetBlue Airways Corp.*	28,500	528,675
Kforce, Inc.	3,021	108,816
Kimball International, Inc., Class B	24,125	377,797
Meritor, Inc.*	5,598	135,808
Moog, Inc., Class A	690	64,612
Oshkosh Corp.	74	6,111
Resideo Technologies, Inc.*	9,954	225,956
Robert Half International, Inc.	3,037	188,567
Schneider National, Inc., Class B	9,438	197,254
Southwest Airlines Co.	18,291	991,921
Spirit AeroSystems Holdings, Inc., Class A	1,542	134,000
The Toro Co.[2]	17,642	1,290,512
TrueBlue, Inc.*	21,760	525,722
United Continental Holdings, Inc.*	594	52,783
WESCO International, Inc.*	7,415	424,435
YRC Worldwide, Inc.*,1	10,284	70,034
Total Industrials		11,406,335
Information Technology—6.4%
Acacia Communications, Inc.*	2,018	116,802

The accompanying notes are an integral part of these financial statements.

11

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—6.4% (continued)
Avaya Holdings Corp.*	5,972	$113,946
Benchmark Electronics, Inc.	23,446	633,745
CDW Corp.	2,137	225,667
Ciena Corp.*	7,521	288,505
Cognizant Technology Solutions Corp., Class A	80	5,837
Cornerstone OnDemand, Inc.*	355	19,401
EVERTEC, Inc. (Puerto Rico)[2]	13,339	417,644
Extreme Networks, Inc.*	17,914	143,312
Hewlett Packard Enterprise Co.	298	4,711
Insight Enterprises, Inc.*	107	6,054
Lam Research Corp.	225	46,672
Lattice Semiconductor*	21,238	275,032
MAXIMUS, Inc.	6,691	492,792
Micron Technology, Inc.*	14,435	607,136
NXP Semiconductors, N.V. (Netherlands)[2]	8,685	917,310
ON Semiconductor Corp.*	21,295	491,063
Progress Software Corp.	3,913	178,472
Semtech Corp.*	3,341	179,979
SMART Global Holdings, Inc.*,1	454	9,870
Stratasys, Ltd.*	1,500	34,875
Viavi Solutions, Inc.*	6,793	90,347
Zix Corp.*	10,252	83,554
Total Information Technology		5,382,726
Materials—4.0%
FutureFuel Corp.	8,621	126,643
Ingevity Corp.*	178	20,472
Minerals Technologies, Inc.	5,023	315,294
OMNOVA Solutions, Inc.*	15,650	115,810
Silgan Holdings, Inc.	19,079	571,225
Steel Dynamics, Inc.[2]	27,663	876,364
Stepan Co.	429	39,700
Valhi, Inc.	2,545	6,388
Verso Corp., Class A*	4,800	107,136
Warrior Met Coal, Inc.	37,527	1,163,337
Total Materials		3,342,369
Real Estate—11.2%
Alexander & Baldwin, Inc., REIT	16,023	378,463
Brixmor Property Group, Inc., REIT [2]	9,499	169,842
CBRE Group, Inc., Class A*	5,857	304,974
Chesapeake Lodging Trust, REIT [2]	38,683	1,102,465
Cousins Properties, Inc., REIT [1]	93,219	892,106
Douglas Emmett, Inc., REIT	12,712	523,607

	Shares	Value
First Industrial Realty Trust, Inc., REIT [2]	23,214	$818,758
Lexington Realty Trust, REIT	99,273	900,406
Marcus & Millichap, Inc.*	17,033	734,122
PS Business Parks, Inc., REIT [2]	7,892	1,212,369
RE/MAX Holdings, Inc., Class A1	6,778	293,691
The RMR Group, Inc., Class A2	15,956	922,895
Sunstone Hotel Investors, Inc., REIT [2]	81,309	1,170,850
Total Real Estate		9,424,548
Utilities—5.2%
ALLETE, Inc.	3,315	270,007
Atlantic Power Corp.*	54,863	126,734
Evergy, Inc.	110	6,360
IDACORP, Inc.	12,133	1,201,410
NorthWestern Corp.	9,550	667,067
NRG Energy, Inc.	3,450	142,036
OGE Energy Corp.	26,012	1,101,348
Portland General Electric Co.	15,625	817,344
Total Utilities		4,332,306
Total Common Stocks (Cost $62,601,971)		66,089,334

	Principal Amount
Short-Term Investments—17.4%
Joint Repurchase Agreements—0.1%[3]
BNP Paribas SA, dated 04/30/19, due 05/01/19, 2.700% total to be received $29,548 (collateralized by various U.S. Treasuries, 0.000% - 8.750%, 05/21/19 - 09/09/49, totaling $30,137)	$29,546	29,546

	Shares
Other Investment Companies—17.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[4]	3,781,344	3,781,344
Morgan Stanley Institutional Liquidity Fund Prime Portfolio, Institutional Shares, 2.54%[4]	3,063,584	3,065,725
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[4]	3,781,343	3,781,343
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[4]	3,895,929	3,895,929
Total Other Investment Companies		14,524,341
Total Short-Term Investments (Cost $14,553,881)		14,553,887
Total Investments—96.2% (Cost $77,155,852)		80,643,221

The accompanying notes are an integral part of these financial statements.

12

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Value
Derivatives—2.3%	$1,958,388
Other Assets, less Liabilities—1.5%	1,247,802
Net Assets—100.0%	$83,849,411

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $3,067,094 or 3.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security position is either entirely or partially held in a segregated account as collateral for swaps and futures contracts. As of April 30, 2019, value of securities held in the segregated account was $18,851,128.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real Estate Investment Trust

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
S&P 500 E-Mini FUT Index	USD	285	Long	06/21/19	$42,016,125	$2,446,707
S&P 500 E-Mini FUT Index	USD	23	Short	06/21/19	(3,538,200)	(117,435)

Total						$2,329,272

Over-the-counter total return basket swap

			Termination
Counterparty	Description	Notional	Date	Value
Morgan Stanley & Co.	The Fund receives or pays the total return on a portfolio of long positions and receives or pays the 1-Month LIBOR (+/- a spread).	$1,773,524	8/7/2020	$10,079

				$10,079

Components of over-the-counter total return basket swap

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Value
BorgWarner, Inc.	4	$168	$(2)	0.0	#
Care.com, Inc.	13,379	221,958	2,141	12.5
Central Garden & Pet Co., Class A	315	7,520	192	0.4
Cutera, Inc.	703	11,944	527	0.7
Entegris, Inc.	591	22,747	1,401	1.3
Gray Television, Inc.	8,128	185,065	5,374	10.4
Hawkins, Inc.	1,715	64,690	(1,389)	3.6
Host Hotels & Resorts, Inc.	29,287	561,725	1,757	31.7
Marten Transport, Ltd.	9,391	193,028	(7,275)	10.9
Masco Corp.	5,019	192,135	3,907	10.8
Mesa Air Group, Inc.	14,593	127,905	5,475	7.2
Nevro Corp.	452	27,933	(41)	1.6
Simpson Manufacturing Co., Inc.	1	62	2	0.0	#
SunCoke Energy, Inc.	2,064	17,337	433	1.0

The accompanying notes are an integral part of these financial statements.

13

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Value
Tivity Health, Inc.	6,335	$139,307	$(2,344)	7.9

Total long equity positions		—	10,158	100.0
Financing		—	(79)	—

Total		$1,773,524	$10,079	100.0

Over-the-counter total return basket swap

			Termination
Counterparty	Description	Notional	Date	Value
Morgan Stanley & Co.	The Fund receives or pays the total return on a portfolio of short positions and receives or pays the 1-Month LIBOR (+/- a spread).	$(59,156,977)	8/7/2020	$(380,963)

				$(380,963)

Components of over-the-counter total return basket swap

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Value
2U, Inc.	(4,369)	$(270,179)	$5,854	0.5
3D Systems Corp.	(1,067)	(11,566)	213	0.0	#
AAC Holdings, Inc.	(28,577)	(45,077)	(932)	0.1
AAON, Inc.	(11,112)	(551,377)	(6,556)	0.9
Aclaris Therapeutics, Inc.	(9,975)	(70,424)	7,581	0.1
Adesto Technologies Corp.	(35,226)	(229,321)	4,932	0.4
Aerie Pharmaceuticals, Inc.	(1,917)	(76,297)	3,163	0.1
Agios Pharmaceuticals, Inc.	(3,338)	(189,598)	2,937	0.3
AgroFresh Solutions, Inc.	(26,294)	(84,141)	263	0.1
Aimmune Therapeutics, Inc.	(9,667)	(202,330)	7,637	0.3
Albemarle Corp.	(11,205)	(846,650)	5,603	1.4
Alnylam Pharmaceuticals, Inc.	(3,003)	(261,441)	(6,847)	0.4
Alpha & Omega Semiconductor, Ltd. (Bermuda)	(513)	(6,366)	5	0.0	#
Ambac Financial Group, Inc.	(12,403)	(228,215)	(3,721)	0.4
Ameresco, Inc., Class A	(3,159)	(51,647)	4,072	0.1
American International Group, Inc.	(23,188)	(1,067,807)	(35,246)	1.8
American Realty Investors, Inc.	(2,057)	(27,420)	(782)	0.0	#
Annaly Capital Management, Inc.	(62,138)	(628,215)	1,243	1.1
Applied Optoelectronics, Inc.	(6,351)	(78,816)	(699)	0.1
Arlington Asset Investment Corp., Class A	(25,335)	(199,189)	309	0.3
ARMOUR Residential REIT, Inc.	(24,154)	(474,143)	13,285	0.8
Asure Software, Inc.	(24,974)	(164,079)	(9,740)	0.3
Atara Biotherapeutics, Inc.	(645)	(21,820)	148	0.0	#
AXT, Inc.	(48,659)	(270,057)	(7,299)	0.5
B. Riley Financial, Inc.	(5,777)	(105,950)	1,213	0.2

The accompanying notes are an integral part of these financial statements.

14

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Value
Banc of California, Inc.	(25,776)	$(372,979)	$(1,031)	0.6
Banco Latinoamericano de Comercio Exterior, S.A., Class E (Panama)	(45,550)	(980,236)	(5,010)	1.7
BGC Partners, Inc., Class A	(93,879)	(506,449)	(498)	0.9
Bluebird Bio, Inc.	(1,854)	(265,122)	2,169	0.5
Bluerock Residential Growth REIT, Inc.	(17,919)	(203,381)	2,509	0.3
Briggs & Stratton Corp.	(49,289)	(575,203)	(26,123)	1.0
Bunge, Ltd. (Bermuda)	(3,666)	(179,524)	(12,611)	0.3
BWX Technologies, Inc.	(5,654)	(287,902)	(1,018)	0.5
Campbell Soup Co.	(3,714)	(143,509)	(186)	0.2
CARBO Ceramics, Inc.	(2,633)	(7,582)	420	0.0	#
Cardlytics, Inc.	(6,177)	(92,964)	(3,397)	0.2
Carvana Co.	(6,125)	(408,292)	(30,012)	0.7
CatchMark Timber Trust, Inc., Class A	(93,185)	(908,041)	(23,809)	1.5
CBL & Associates Properties, Inc.	(271,674)	(274,391)	0	0.5
Century Aluminum Co.	(14,642)	(124,896)	1,757	0.2
Century Communities, Inc.	(14,384)	(359,168)	(6,617)	0.6
Charah Solutions, Inc.	(17,722)	(121,573)	(3,190)	0.2
CIRCOR International, Inc.	(7,700)	(271,812)	12,168	0.5
Clearside Biomedical, Inc.	(24,326)	(29,923)	(241)	0.1
Clovis Oncology, Inc.	(312)	(5,969)	268	0.0	#
Coeur Mining, Inc.	(51,133)	(190,726)	6,136	0.3
Colony Capital, Inc.	(17,804)	(90,444)	(1,068)	0.2
Colony Credit Real Estate, Inc.	(13,547)	(212,011)	1,490	0.4
Columbia Financial, Inc.	(1,430)	(22,151)	(529)	0.0	#
Commercial Metals Co.	(17,571)	(303,451)	(351)	0.5
Conagra Brands, Inc.	(14,522)	(450,037)	3,050	0.8
Concho Resources, Inc.	(52)	(6,142)	142	0.0	#
Corvus Pharmaceuticals, Inc.	(1,456)	(6,610)	451	0.0	#
Crown Holdings, Inc.	(3,287)	(191,566)	493	0.3
CyrusOne, Inc.	(18,165)	(1,014,152)	2,543	1.7
DASAN Zhone Solutions, Inc.	(591)	(6,495)	(278)	0.0	#
Daseke, Inc.	(72,481)	(383,424)	9,423	0.7
Dean Foods Co.	(18,079)	(30,405)	(329)	0.1
Deere & Co.	(5,434)	(896,664)	(3,369)	1.5
Del Frisco’s Restaurant Group, Inc.	(51,398)	(354,132)	9,766	0.6
Dermira, Inc.	(3,346)	(38,680)	1,573	0.1
Diamond Offshore Drilling, Inc.	(20,787)	(237,803)	35,962	0.4
Digimarc Corp.	(9,389)	(289,651)	9,952	0.5

The accompanying notes are an integral part of these financial statements.

15

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Value
Digital Realty Trust, Inc.	(7,687)	$(897,765)	$(7,072)	1.5
DocuSign, Inc.	(612)	(35,043)	361	0.1
Drive Shack, Inc.	(9,189)	(47,507)	276	0.1
Dynavax Technologies Corp.	(24,637)	(167,532)	3,696	0.3
Ebix, Inc.	(922)	(45,897)	(645)	0.1
eHealth, Inc.	(426)	(27,371)	1,495	0.0	#
Entergy Corp.	(1,376)	(130,899)	(2,436)	0.2
Enzo Biochem, Inc.	(9,681)	(33,109)	(484)	0.1
Equinix, Inc.	(1,694)	(767,467)	(2,795)	1.3
Exantas Capital Corp.	(8,691)	(94,906)	(261)	0.2
Exela Technologies, Inc.	(49,890)	(163,639)	(499)	0.3
Farmer Brothers Co.	(27,310)	(553,027)	2,458	0.9
First Solar, Inc.	(14,211)	(864,739)	(9,663)	1.5
Flexion Therapeutics, Inc.	(977)	(10,613)	257	0.0	#
Flotek Industries, Inc.	(30,926)	(101,920)	(8,486)	0.2
FreightCar America, Inc.	(72,203)	(509,147)	9,502	0.9
Front Yard Residential Corp.	(66,234)	(655,717)	(662)	1.1
Gaia, Inc.	(99,923)	(903,164)	(154,021)	1.5
GAIN Capital Holdings, Inc.	(38,132)	(203,129)	2,174	0.3
GameStop Corp., Class A	(653)	(5,831)	183	0.0	#
Gates Industrial Corp. PLC (United Kingdom)	(94)	(1,458)	(54)	0.0	#
GATX Corp.	(2,446)	(189,369)	709	0.3
General Dynamics Corp.	(181)	(32,231)	(118)	0.1
General Electric Co.	(101,896)	(975,145)	(61,138)	1.7
Geron Corp.	(3,169)	(6,053)	285	0.0	#
Granite Point Mortgage Trust, Inc.	(51,647)	(996,271)	3,099	1.7
Graphic Packaging Holding Co.	(17,389)	(242,055)	696	0.4
The Greenbrier Cos., Inc.	(13,983)	(493,880)	(2,936)	0.8
Greenlight Capital Re, Ltd., Class A (Cayman Islands)	(84,620)	(1,012,055)	(1,692)	1.7
Griffon Corp.	(2,477)	(48,051)	(547)	0.1
GrubHub, Inc.	(488)	(32,589)	(5)	0.1
Guess?, Inc.	(5,452)	(107,677)	(3,380)	0.2
Hamilton Lane, Inc., Class A	(5,335)	(259,388)	(1,280)	0.4
HC2 Holdings, Inc.	(27,805)	(62,283)	2,781	0.1
HCI Group, Inc.	(5,144)	(217,848)	(1,389)	0.4
Hecla Mining Co.	(133,550)	(289,803)	9,349	0.5
Howard Bancorp, Inc.	(29,197)	(426,276)	(12,555)	0.7
The Howard Hughes Corp.	(9,381)	(1,039,415)	(1,876)	1.8

The accompanying notes are an integral part of these financial statements.

16

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Value
Hyster-Yale Materials Handling, Inc.	(7,222)	$(465,097)	$(16,033)	0.8
Immunomedics, Inc.	(1,259)	(20,975)	806	0.0	#
Infinera Corp.	(22,325)	(97,127)	237	0.2
Insulet Corp.	(1,902)	(161,917)	(2,130)	0.3
Interactive Brokers Group, Inc., Class A	(117)	(6,260)	(87)	0.0	#
Internap Corp.	(6,456)	(25,759)	323	0.0	#
International Flavors & Fragrances, Inc.	(7,820)	(1,075,797)	(1,720)	1.8
International Seaways, Inc. (Marshall Islands)	(31,740)	(585,920)	20,314	1.0
INTL. FCStone, Inc.	(1,452)	(59,750)	857	0.1
Intra-Cellular Therapies, Inc.	(1,565)	(21,362)	751	0.0	#
Intrexon Corp.	(13,307)	(59,882)	2,262	0.1
Iron Mountain, Inc.	(191)	(6,236)	32	0.0	#
Iteris, Inc.	(39,556)	(166,531)	(5,142)	0.3
Kindred Biosciences, Inc.	(11,485)	(108,533)	6,432	0.2
Kirby Corp.	(13,168)	(1,067,003)	(9,086)	1.8
Kopin Corp.	(354,143)	(432,054)	(10,624)	0.7
La Jolla Pharmaceutical Co.	(5,896)	(43,727)	(3,736)	0.1
Landec Corp.	(10,147)	(103,499)	(3,146)	0.2
Lands’ End, Inc.	(382)	(7,258)	569	0.0	#
LendingClub Corp.	(190,728)	(629,708)	23,193	1.1
Lexicon Pharmaceuticals, Inc.	(29,492)	(175,772)	4,719	0.3
Lindsay Corp.	(10,682)	(884,576)	(23,394)	1.5
Live Oak Bancshares, Inc.	(20,362)	(348,033)	(7,691)	0.6
LSB Industries, Inc.	(11,322)	(67,932)	1,698	0.1
The Macerich Co.	(25,204)	(1,029,583)	17,895	1.7
Marvell Technology Group, Ltd. (Bermuda)	(271)	(6,791)	11	0.0	#
Mattel, Inc.	(51,036)	(619,577)	(2,552)	1.0
Maxar Technologies, Inc.	(10,626)	(50,474)	(1,913)	0.1
MBIA, Inc.	(69,005)	(662,448)	(4,830)	1.1
The Medicines Co.	(2,632)	(83,119)	(974)	0.1
MGP Ingredients, Inc.	(314)	(27,462)	(129)	0.0	#
Microchip Technology, Inc.	(1,783)	(175,465)	(2,639)	0.3
The Middleby Corp.	(2)	(264)	(1)	0.0	#
Middlesex Water Co.	(2,829)	(160,178)	(3,876)	0.3
MidSouth Bancorp, Inc.	(6,938)	(82,215)	(139)	0.1
Motorcar Parts of America, Inc.	(19,231)	(400,582)	3,269	0.7
NCR Corp.	(1,840)	(53,250)	(18)	0.1
Neos Therapeutics, Inc.	(41,232)	(97,308)	(2,062)	0.2

The accompanying notes are an integral part of these financial statements.

17

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Value
The New Home Co., Inc.	(113,577)	$(536,288)	$12,698	0.9
New Residential Investment Corp.	(1,166)	(19,624)	23	0.0	#
New York Mortgage Trust, Inc.	(53,011)	(334,499)	530	0.6
NexPoint Residential Trust, Inc.	(2,361)	(89,694)	1,181	0.2
NN, Inc.	(56,872)	(527,505)	13,382	0.9
Noble Energy, Inc.	(224)	(6,066)	4	0.0	#
Northwest Natural Holding Co.	(8,939)	(598,466)	536	1.0
Northwest Pipe Co.	(17,915)	(428,885)	(537)	0.7
Nutanix, Inc., Class A	(359)	(15,459)	(47)	0.0	#
Ocwen Financial Corp.	(105,553)	(181,551)	3,167	0.3
Office Properties Income Trust	(17,040)	(453,508)	(8,958)	0.8
Optinose, Inc.	(4,702)	(46,221)	(611)	0.1
ORBCOMM, Inc.	(11,366)	(86,836)	4,546	0.1
Paratek Pharmaceuticals, Inc.	(20,785)	(115,149)	624	0.2
PDF Solutions, Inc.	(7,413)	(97,439)	1,219	0.2
PDL Community Bancorp	(13,787)	(198,809)	(689)	0.3
PRA Group, Inc.	(16,876)	(484,847)	10,294	0.8
ProAssurance Corp.	(17,478)	(615,058)	(40,892)	1.0
Pure Cycle Corp.	(4,250)	(43,733)	1,020	0.1
Quest Diagnostics, Inc.	(2,006)	(189,422)	(3,916)	0.3
Quorum Health Corp.	(9,863)	(17,162)	(3,058)	0.0	#
Realty Income Corp.	(2,837)	(200,235)	1,617	0.3
Recro Pharma, Inc.	(8,038)	(68,645)	(1,527)	0.1
Red Lion Hotels Corp.	(19,578)	(156,820)	1,762	0.3
Redwood Trust, Inc.	(33,517)	(548,338)	0	0.9
Reliant Bancorp, Inc.	(663)	(14,513)	(670)	0.0	#
Republic First Bancorp, Inc.	(6,150)	(30,812)	(676)	0.1
REV Group, Inc.	(552)	(6,906)	(99)	0.0	#
Revance Therapeutics, Inc.	(7,147)	(95,841)	1,215	0.2
Safeguard Scientifics, Inc.	(100,224)	(1,114,491)	(32,072)	1.9
Safehold, Inc.	(4,481)	(115,162)	2,106	0.2
Sage Therapeutics, Inc.	(394)	(66,464)	181	0.1
Sanderson Farms, Inc.	(422)	(63,068)	(920)	0.1
Sarepta Therapeutics, Inc.	(150)	(18,180)	639	0.0	#
SEACOR Marine Holdings, Inc.	(4,274)	(59,067)	1,026	0.1
Sempra Energy	(7,981)	(1,021,967)	798	1.7
Seritage Growth Properties	(4,444)	(198,558)	400	0.3
ShotSpotter, Inc.	(1,588)	(84,370)	683	0.1

The accompanying notes are an integral part of these financial statements.

18

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Value
Sientra, Inc.	(9,382)	$(80,967)	$1,970	0.1
South Jersey Industries, Inc.	(12,684)	(407,410)	0	0.7
Spirit MTA REIT	(19,797)	(136,995)	3,563	0.2
Stemline Therapeutics, Inc.	(2,140)	(31,629)	(471)	0.1
Stratus Properties, Inc.	(7,526)	(200,764)	(783)	0.3
Sun Hydraulics Corp.	(19,404)	(997,948)	(17,658)	1.7
Sunrun, Inc.	(2,858)	(48,872)	5,402	0.1
Systemax, Inc.	(2,232)	(50,354)	(335)	0.1
Targa Resources Corp.	(7,525)	(305,665)	3,537	0.5
Tesla, Inc.	(1,505)	(370,591)	11,363	0.6
Textainer Group Holdings, Ltd. (Bermuda)	(3,386)	(33,555)	1,084	0.1
TG Therapeutics, Inc.	(752)	(6,016)	38	0.0	#
TherapeuticsMD, Inc.	(27,577)	(113,893)	(4,688)	0.2
TiVo Corp.	(11,162)	(105,109)	521	0.2
Trecora Resources	(4,144)	(37,628)	(1,119)	0.1
Trinity Place Holdings, Inc.	(26,210)	(104,578)	1,835	0.2
Twilio, Inc., Class A	(48)	(6,476)	(107)	0.0	#
Twin Disc, Inc.	(1,446)	(26,071)	(1,316)	0.0	#
United Fire Group, Inc.	(5,840)	(249,777)	(4,906)	0.4
United Parcel Service, Inc., Class B	(1,474)	(153,222)	(3,346)	0.3
United Technologies Corp.	(7,349)	(1,034,592)	(13,449)	1.8
Uniti Group, Inc.	(26,088)	(299,490)	12,783	0.5
US Silica Holdings, Inc.	(8,032)	(132,448)	5,381	0.2
ViaSat, Inc.	(9,160)	(818,721)	(13,190)	1.4
ViewRay, Inc.	(12,564)	(89,079)	1,633	0.2
Vistra Energy Corp.	(9,558)	(258,257)	(2,198)	0.4
Wabtec Corp.	(13,920)	(1,019,362)	(11,693)	1.7
Wayfair, Inc., Class A	(957)	(147,847)	(7,331)	0.3
Welbilt, Inc.	(45,426)	(754,458)	(10,062)	1.3
White Mountains Insurance Group, Ltd. (Bermuda)	(617)	(582,158)	2,770	1.0
WillScot Corp.	(82,292)	(1,080,955)	(27,518)	1.8
WisdomTree Investments, Inc.	(34,417)	(261,225)	13,423	0.4
Wyndham Hotels & Resorts, Inc.	(1,584)	(86,914)	(1,346)	0.1
Zillow Group, Inc., Class A	(2,769)	(93,980)	2,021	0.2

The accompanying notes are an integral part of these financial statements.

19

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Value
Zillow Group, Inc., Class C	(10,366)	$(355,035)	$8,811	0.6

Total short equity positions		—	(368,388)	100.0
Financing		—	(12,575)	—

	Total	$(59,156,977)	$(380,963)	100.0

#	Less than 0.05% or (0.05%).

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$66,089,334	—	—	$66,089,334
Short-Term Investments
Joint Repurchase Agreements	—	$29,546	—	29,546
Other Investment Companies	14,524,341	—	—	14,524,341

Total Investments in Securities	$80,613,675	$29,546	—	$80,643,221

Financial Derivative Instruments—Assets
Equity Futures Contracts	$2,446,707	—	—	$2,446,707
Equity Swap Contracts	—	$10,079	—	10,079
Financial Derivative Instruments—Liabilities
Equity Futures Contracts	(117,435)	—	—	(117,435)
Equity Swap Contracts	—	(380,963)	—	(380,963)

Total Financial Derivative Instruments	$2,329,272	$(370,884)	—	$1,958,388

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

20

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

The following schedule shows the value of derivative instruments at April 30, 2019:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Swap at value	$10,079	Swap at value	$380,963
			Cash deposited with broker for futures contracts[1]	2,214,548

	Totals	$10,079		$2,595,511

	Realized Gain/Loss		Change in Unrealized Appreciation/Depreciation
				Change in
				Unrealized
Derivatives not accounted	Statement of Operations	Realized	Statement of Operations	Appreciation/
for as hedging instruments	Location	Gain/Loss	Location	Depreciation
Equity contracts	Net realized loss on futures contracts	$(1,349,020)	Net change in unrealized appreciation/ depreciation on futures contracts	$2,804,906
	Net realized loss on swaps	(8,840,926)	Net change in unrealized appreciation/depreciation on swaps	(413,069)

	Totals	$(10,189,946)		$2,391,837

[1]	Amount represents cash with futures broker and unrealized appreciation/depreciation on open futures contracts. See Note 9 for additional information.

The accompanying notes are an integral part of these financial statements.

21

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (unaudited) April 30, 2019

	Shares	Value
Exchange Traded Funds—52.4%
iShares Global Infrastructure ETF	17,701	$805,219
iShares iBoxx $ High Yield Corporate Bond ETF[1]	116,298	10,110,948
iShares TIPS Bond ETF[1]	83,479	9,459,840
Materials Select Sector SPDR Fund[2]	13,757	790,340
SPDR Citi International Government
Inflation-Protected Bond ETF[1]	39,783	2,137,541
VanEck Vectors Gold Miners ETF	37,094	774,894
VanEck Vectors Natural Resource ETF	22,706	819,373
Vanguard Global ex-U.S. Real Estate ETF	4,952	289,692
Vanguard REIT ETF[1]	28,511	2,473,899
Total Exchange Traded Funds (Cost $26,943,868)		27,661,746

	Notes
Exchange Traded Notes—9.7%
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38*	40,317	916,510
iPath Bloomberg Commodity Index Total Return ETN, 06/12/36*,2	85,188	1,920,989
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index Total Return, 10/24/22*	398,873	2,129,982
VelocityShares 3x Long Crude Oil ETN, 02/09/32*	6,378	136,617
Total Exchange Traded Notes (Cost $5,164,223)		5,104,098
Purchased Options—0.2%
(See Open Purchased Options schedule) (Cost $374,568)		85,029

	Principal Amount	Value
U.S. Government Obligations—15.0%
U.S. Treasury Bill, 2.350%, 07/18/19[3,4]	$4,000,000	$3,979,471
U.S. Treasury Bills, 2.376%, 09/12/19[3,4]	4,000,000	3,964,676
Total U.S. Government Obligations (Cost $7,944,265)		7,944,147
Short-Term Investments—25.2%
Joint Repurchase Agreements—1.5%[5]
RBC Dominion Securities, Inc., dated 04/30/19, due 05/01/19, 2.720% total to be received $819,483 (collateralized by various U.S. Government Agency Obligations, 2.652% - 7.000%, 04/01/34 - 04/20/49, totaling $835,809)	819,421	819,421

	Shares
Other Investment Companies—23.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[6]	4,124,676	4,124,676
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[6]	4,124,677	4,124,677
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[6]	4,249,667	4,249,667
Total Other Investment Companies		12,499,020
Total Short-Term Investments (Cost $13,318,441)		13,318,441
Total Investments—102.5% (Cost $53,745,365)		54,113,461
Other Assets, less Liabilities—(2.5)%[7]		(1,303,230)
Net Assets—100.0%		$52,810,231

*	Non-income producing security.
[1]	Some or all of these securities were held as collateral for written options as of April 30, 2019, amounting to $12,369,906 or 23.4% of net assets.
[2]	Some or all of these securities, amounting to $801,847 or 1.5% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.
[3]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at April 30, 2019, amounted to $2,984,603, or 5.7% of net assets.
[4]	Represents yield to maturity at April 30, 2019.
[5]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[6]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[7]	Includes Written Options and Futures Contracts. Please refer to the Open Written Options and Open Futures Contracts tables for the details.

ETF	Exchange Traded Fund
ETN	Exchange Traded Notes
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TIPS	Treasury Inflation-Protected Securities

The accompanying notes are an integral part of these financial statements.

22

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)

Open Purchased Options

			Number of	Notional
Description	Strike Price	Expiration Date	Contracts	Amount	Cost	Value
EURO STOXX 50 (Put)	2,950	05/17/19	67	$1,976,500	$23,051	$376
EURO STOXX 50 (Put)	3,075	06/21/19	58	1,783,500	21,149	3,643
EURO STOXX 50 (Put)	3,175	07/19/19	58	1,841,500	15,355	13,206
EURO STOXX 50 (Put)	3,225	06/21/19	5	161,250	983	734
S&P 500 Index (Put)	2,515	05/17/19	26	6,539,000	82,215	1,755
S&P 500 Index (Put)	2,580	05/17/19	9	2,322,000	26,569	810
S&P 500 Index (Put)	2,595	07/19/19	24	6,228,000	93,171	26,400
S&P 500 Index (Put)	2,615	06/21/19	33	8,629,500	87,354	20,955
S&P 500 Index (Put)	2,695	07/19/19	10	2,695,000	24,721	17,150

Total					$374,568	$85,029

Open Written Options

			Number of	Notional
Description	Strike Price	Expiration Date	Contracts	Amount	Premium	Value
EURO STOXX 50 (Call)	3,375	05/17/19	67	$2,261,250	$8,724	$(84,841)
EURO STOXX 50 (Call)	3,525	06/21/19	58	2,044,500	8,467	(18,345)
EURO STOXX 50 (Call)	3,625	06/21/19	5	181,250	280	(359)
EURO STOXX 50 (Call)	3,650	07/19/19	58	2,117,000	5,911	(7,416)
EURO STOXX 50 (Put)	2,850	05/17/19	67	1,909,500	14,307	(150)
EURO STOXX 50 (Put)	2,950	06/21/19	58	1,711,000	11,751	(2,017)
EURO STOXX 50 (Put)	3,075	07/19/19	58	1,783,500	9,168	(8,327)
EURO STOXX 50 (Put)	3,150	06/21/19	5	157,500	612	(471)
S&P 500 Index (Call)	2,905	05/17/19	26	7,553,000	22,565	(124,150)
S&P 500 Index (Call)	2,960	05/17/19	9	2,664,000	8,171	(16,362)
S&P 500 Index (Call)	3,030	06/21/19	33	9,999,000	15,605	(35,970)
S&P 500 Index (Call)	3,040	07/19/19	24	7,296,000	23,949	(49,680)
S&P 500 Index (Call)	3,105	07/19/19	10	3,105,000	4,629	(7,450)
S&P 500 Index (Put)	2,445	05/17/19	26	6,357,000	58,705	(1,170)
S&P 500 Index (Put)	2,505	05/17/19	9	2,254,500	18,431	(585)
S&P 500 Index (Put)	2,520	07/19/19	24	6,048,000	68,349	(19,560)
S&P 500 Index (Put)	2,545	06/21/19	33	8,398,500	62,499	(15,180)
S&P 500 Index (Put)	2,625	07/19/19	10	2,625,000	17,879	(13,150)

Total					$360,002	$(405,183)

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
ASX SPI 200 Index	AUD	20	Long	06/20/19	$2,222,003	$42,940
Australia 10-Year Bond	AUD	70	Long	06/17/19	6,823,633	126,535
Canadian 10-Year Bond	CAD	65	Long	06/19/19	6,704,262	90,776
EURO BUXL 30-Year Bond	EUR	25	Long	06/06/19	5,292,290	185,034
EURO STOXX 50	EUR	163	Long	06/21/19	6,310,999	420,290

The accompanying notes are an integral part of these financial statements.

23

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
FTSE 100 Index	GBP	15	Long	06/21/19	$1,441,868	$57,879
Hang Seng Index	HKD	6	Long	05/30/19	1,126,912	(8,727)
MSCI Emerging Markets Index	USD	84	Long	06/21/19	4,536,840	190,065
Russell 2000® Mini Index	USD	72	Long	06/21/19	5,739,120	186,807
S&P 500 E-Mini FUT Index	USD	13	Long	06/21/19	1,916,525	111,645
S&P/TSX 60 Index	CAD	13	Long	06/20/19	1,927,924	84,120
TOPIX Index	JPY	11	Long	06/13/19	1,594,775	5,861
U.K. 10-Year Gilt	GBP	56	Long	06/26/19	9,297,430	404
U.S. Treasury 10-Year Note (CBT)	USD	68	Long	06/19/19	8,409,688	81,514

Total						$1,575,143

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar GBP British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange Traded Funds†	$27,661,746	—	—	$27,661,746
Exchange Traded Notes†	5,104,098	—	—	5,104,098
Purchased Options
Equity Contracts	85,029	—	—	85,029
U.S. Government Obligations	—	$7,944,147	—	7,944,147
Short-Term Investments
Joint Repurchase Agreements	—	819,421	—	819,421
Other Investment Companies	12,499,020	—	—	12,499,020

Total Investments in Securities	$45,349,893	$8,763,568	—	$54,113,461

Financial Derivative Instruments—Assets
Equity Futures Contracts	$1,099,607	—	—	$1,099,607
Interest Rate Futures Contracts	484,263	—	—	484,263
Financial Derivative Instruments—Liabilities
Equity Written Options and Futures Contracts	(413,910)	—	—	(413,910)

Total Financial Derivative Instruments	$1,169,960	—	—	$1,169,960

†	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed listing of these securities, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

24

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)

The following schedule shows the value of derivative instruments at April 30, 2019:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Options purchased[1]	$85,029	Options written	$405,183
Equity contracts	Receivable for variation margin[2]	25,579	Payable for variation margin[2]	63,486
Interest rate contracts	Receivable for variation margin[2]	17,878	Payable for variation margin[2]	36,774

	Totals	$128,486		$505,443

For the six months ended April 30, 2019 the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income was as follows:

	Realized Gain/Loss		Change in Unrealized Appreciation/Depreciation
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/Loss	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation
Equity contracts	Net realized gain on options purchased[1]	$584,505	Net change in unrealized appreciation/ depreciation on options purchased[1]	$(534,313)
Equity contracts	Net realized loss on futures contracts	(1,206,897)	Net change in unrealized appreciation/ on future contracts	3,278,179
Interest rate contracts	Net realized gain on futures contracts	993,067	Net change in unrealized appreciation/ on futures contracts	630,328
Equity contracts	Net realized loss on options written	(786,803)	Net change in unrealized appreciation/ depreciation options written	91,868

	Totals	$(416,128)		$3,466,062

[1]

Options purchased are included in Investments at value on the Statement of Assets and Liabilities. Net realized gain/loss on options purchased and net change in unrealized appreciation/depreciation on options purchased are included in the net realized gain/loss on investments and net change in unrealized appreciation/depreciation of investments, respectively, on the Statement of Operations.

[2]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/depreciation of $1,575,143.

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities (unaudited) April 30, 2019

	AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ Long-Short Equity Fund	AMG FQ Global Risk-Balanced Fund
Assets:
Investments at value[1] (including securities on loan valued at $2,343,021, $3,067,094, and $801,847, respectively)	$70,952,151	$80,643,221	$54,113,461
Cash deposit with brokers for futures contracts (see Note 9)	—	2,214,548	—
Segregated cash	—	1,400,000	—
Dividend, interest and other receivables	24,776	32,590	26,740
Receivable for Fund shares sold	15,424	143,872	2,161
Receivable from affiliate	7,871	1,620	5,423
Swaps at value	—	10,079	—
Receivable for variation margin	—	—	43,457
Prepaid expenses and other assets	15,909	24,998	24,024
Total assets	71,016,131	84,470,928	54,215,266
Liabilities:
Payable upon return of securities loaned	102,228	29,546	819,421
Payable for Fund shares repurchased	44,984	131,260	6,698
Written options[2]	—	—	405,183
Payable for variation margin	—	—	100,260
Swaps at value	—	380,963	—
Accrued expenses:
Investment advisory and management fees	39,915	23,876	26,160
Administrative fees	8,553	10,233	6,540
Distribution fees	1,647	2,850	403
Shareholder service fees	—	3,281	443
Other	38,703	39,508	39,927
Total liabilities	236,030	621,517	1,405,035
Net Assets	$70,780,101	$83,849,411	$52,810,231
[1] Investments at cost	$41,275,715	$77,155,852	$53,745,365
[2] Premiums received	—	—	$360,002

The accompanying notes are an integral part of these financial statements.

26

Statement of Assets and Liabilities (continued)

	AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ Long-Short Equity Fund	AMG FQ Global Risk-Balanced Fund
Net Assets Represent:
Paid-in capital	$41,076,950	$79,526,899	$53,810,607
Distributable earnings (loss)	29,703,151	4,322,512	(1,000,376)
Net Assets	$70,780,101	$83,849,411	$52,810,231
Class N:
Net Assets	$8,392,659	$14,417,128	$1,896,175
Shares outstanding	255,744	913,498	121,777
Net asset value, offering and redemption price per share	$32.82	$15.78	$15.57
Class I:
Net Assets	$62,387,442	$69,432,283	$1,656,673
Shares outstanding	1,904,469	4,389,401	105,971
Net asset value, offering and redemption price per share	$32.76	$15.82	$15.63
Class Z:
Net Assets	—	—	$49,257,383
Shares outstanding	—	—	3,152,923
Net asset value, offering and redemption price per share	—	—	$15.62

The accompanying notes are an integral part of these financial statements.

27

Statement of Operations (unaudited) For the six months ended April 30, 2019

	AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ Long-Short Equity Fund	AMG FQ Global Risk-Balanced Fund
Investment Income:
Dividend income	$467,492	$706,673	$555,297
Interest income	—	69,185	86,004
Securities lending income	2,654	208,699	41,169
Foreign withholding tax	(571)	(370)	—
Total investment income	469,575	984,187	682,470
Expenses:
Investment advisory and management fees	237,901	151,277	157,354
Administrative fees	50,979	64,833	39,338
Distribution fees—Class N	10,406	31,843	2,365
Shareholder servicing fees—Class N	—	12,419	1,419
Shareholder servicing fees—Class I	—	12,227	1,191
Registration fees	19,099	21,725	23,537
Professional fees	16,353	23,501	18,988
Custodian fees	10,190	15,897	10,126
Reports to shareholders	9,057	5,967	6,951
Transfer agent fees	6,220	9,004	5,654
Trustee fees and expenses	3,000	3,313	2,303
Repayment of prior reimbursements	—	1,361	—
Interest and dividend expense (see Note 14)	—	289,316	—
Miscellaneous	1,458	6,071	1,628
Total expenses before offsets	364,663	648,754	270,854
Expense reimbursements	(51,783)	—	(32,471)
Expense reductions	(2,182)	(1,387)	—
Net expenses	310,698	647,367	238,383
Net investment income	158,877	336,820	444,087
Net Realized and Unrealized Gain:
Net realized gain (loss) on investments	(7,150)	(1,353,075)	368,743
Net realized gain on short sales	—	9,930,337	—
Net realized loss on futures contracts	—	(1,349,020)	(213,830)
Net realized loss on written options	—	—	(786,803)
Net realized loss on swaps	—	(8,840,926)	—
Net realized gain on foreign currency transactions	—	—	598
Net change in unrealized appreciation/depreciation on investments	3,087,320	6,228,474	955,168
Net change in unrealized appreciation/depreciation on short sales	—	(4,443,692)	—
Net change in unrealized appreciation/depreciation on futures contracts	—	2,804,906	3,908,507
Net change in unrealized appreciation/depreciation on written options	—	—	91,868
Net change in unrealized appreciation/depreciation on swaps	—	(413,069)	—
Net change in unrealized appreciation/depreciation on foreign currency translations	—	—	770
Net realized and unrealized gain	3,080,170	2,563,935	4,325,021
Net increase in net assets resulting from operations	$3,239,047	$2,900,755	$4,769,108

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018

	AMG FQ Tax-Managed U.S. Equity Fund		AMG FQ Long-Short Equity Fund		AMG FQ Global Risk-Balanced Fund
	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018
Increase (Decrease) in Net Assets Resulting From
Operations:
Net investment income (loss)	$158,877	$227,977	$336,820	$(82,287)	$444,087	$1,233,469
Net realized gain (loss) on investments	(7,150)	914,936	(1,612,684)	4,767,354	(631,292)	(581,029)
Net change in unrealized appreciation/depreciation on investments	3,087,320	3,849,141	4,176,619	(252,193)	4,956,313	(4,791,983)
Net increase (decrease) in net assets resulting from operations	3,239,047	4,992,054	2,900,755	4,432,874	4,769,108	(4,139,543)
Distributions to Shareholders:
Class N	(128,969)	(12,973)	(1,335,151)	(735,101)	(37,124)	(5,692)
Class I	(1,073,001)	(296,023)	(1,936,940)	(8,503,620)	(33,498)	(4,577)
Class Z	—	—	—	—	(1,184,019)	(397,638)
Total distributions to shareholders	(1,201,970)	(308,996)	(3,272,091)	(9,238,721)	(1,254,641)	(407,907)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(4,318,784)	(4,173,164)	4,094,373	44,435,042	(4,115,904)	(5,373,466)
Total increase (decrease) in net assets	(2,281,707)	509,894	3,723,037	39,629,195	(601,437)	(9,920,916)
Net Assets:
Beginning of period	73,061,808	72,551,914	80,126,374	40,497,179	53,411,668	63,332,584
End of period	$70,780,101	$73,061,808	$83,849,411	$80,126,374	$52,810,231	$53,411,668

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

29

AMG FQ Tax-Managed U.S. Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal years ended October 31,
Class N	(unaudited)	2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$31.68	$29.69	$24.11	$24.42	$23.58	$20.02
Income (loss) from Investment Operations:
Net investment income[2,3]	0.04	0.03	0.03 [4]	0.22 [5]	0.08 [6]	0.03
Net realized and unrealized gain (loss) on investments	1.56	2.00	5.79	(0.43)	0.81	3.55
Total income (loss) from investment operations	1.60	2.03	5.82	(0.21)	0.89	3.58
Less Distributions to Shareholders from:
Net investment income	(0.05)	—	(0.24)	(0.10)	(0.05)	(0.02)
Net realized gain on investments	(0.41)	(0.04)	—	—	—	—
Total distributions to shareholders	(0.46)	(0.04)	(0.24)	(0.10)	(0.05)	(0.02)
Net Asset Value, End of Period	$32.82	$31.68	$29.69	$24.11	$24.42	$23.58
Total Return[3]	5.31%[7,8]	6.84%[8]	24.27%[8]	(0.86)%[8]	3.79%[8]	17.91%[8]
Ratio of net expenses to average net assets	1.14%[9,10]	1.14%[10]	1.14%	1.14%	1.20%	1.24%
Ratio of gross expenses to average net assets[11]	1.29%[9]	1.26%	1.27%	1.26%	1.27%	1.29%
Ratio of net investment income to average net assets[3]	0.24%[9]	0.09%	0.13%	0.93%	0.34%	0.13%
Portfolio turnover	22%[7]	31%	75%	102%	62%	45%
Net assets end of period (000’s) omitted	$8,393	$9,622	$12,131	$22,885	$24,825	$12,541

30

AMG FQ Tax-Managed U.S. Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal years ended October 31,
Class I	(unaudited)	2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$31.69	$29.72	$24.14	$24.42	$23.56	$19.99
Income (loss) from Investment Operations:
Net investment income[2,3]	0.08	0.11	0.10 [4]	0.28 [5]	0.17 [6]	0.09
Net realized and unrealized gain (loss) on investments	1.54	2.00	5.79	(0.43)	0.78	3.54
Total income (loss) from investment operations	1.62	2.11	5.89	(0.15)	0.95	3.63
Less Distributions to Shareholders from:
Net investment income	(0.14)	(0.10)	(0.31)	(0.13)	(0.09)	(0.06)
Net realized gain on investments	(0.41)	(0.04)	—	—	—	—
Total distributions to shareholders	(0.55)	(0.14)	(0.31)	(0.13)	(0.09)	(0.06)
Net Asset Value, End of Period	$32.76	$31.69	$29.72	$24.14	$24.42	$23.56
Total Return[3]	5.41%[7,8]	7.13%[8]	24.57%[8]	(0.59)%[8]	4.03%[8]	18.22%
Ratio of net expenses to average net assets	0.89%[9,10]	0.89%[10]	0.89%	0.89%	0.96%	0.99%
Ratio of gross expenses to average net assets[11]	1.04%[9]	1.01%	1.02%	1.01%	1.03%	1.04%
Ratio of net investment income to average net assets[3]	0.49%[9]	0.34%	0.38%	1.19%	0.68%	0.40%
Portfolio turnover	22%[7]	31%	75%	102%	62%	45%
Net assets end of period (000’s) omitted	$62,387	$63,440	$60,421	$53,494	$56,493	$50,686

[1]	Effective October 1, 2016, the Investor Class and Institutional Class were renamed Class N and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.01 and $0.08 for Class N and Class I, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.11 and $0.17 for Class N and Class I, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.00 and $0.09 for Class N and Class I, respectively.
[7]	Not annualized.
[8]	The total return is calculated using the published Net Asset Value as of period end.
[9]	Annualized.
[10]	Includes reduction from broker recapture amounting to less than 0.01%.
[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

31

AMG FQ Long-Short Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal years ended October 31,
Class N	(unaudited)	2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$15.68	$17.97	$15.48	$17.38	$17.20	$15.23
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	0.04	(0.07)	0.10 [4]	0.14	0.16 [5]	0.14
Net realized and unrealized gain (loss) on investments	0.58	1.94	3.30	(0.31)	0.17	1.95
Total income (loss) from investment operations	0.62	1.87	3.40	(0.17)	0.33	2.09
Less Distributions to Shareholders from:
Net investment income	(0.01)	—	(0.16)	(0.15)	(0.15)	(0.12)
Net realized gain on investments	(0.51)	(4.16)	(0.75)	(1.58)	—	—
Total distributions to shareholders	(0.52)	(4.16)	(0.91)	(1.73)	(0.15)	(0.12)
Net Asset Value, End of Period	$15.78	$15.68	$17.97	$15.48	$17.38	$17.20
Total Return[3,6]	4.22%[7]	12.54%	22.62%	(0.98)%	1.90%	13.76%
Ratio of net expenses to average net assets	1.38%[8,9,10]	2.83%[9,10]	1.09%[10]	1.05%	1.04%	1.04%
Ratio of gross expenses to average net assets[11]	1.38%[8]	2.95%	1.14%	1.08%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets[3]	0.56%[8]	(0.43)%	0.60%	0.88%	0.93%	0.88%
Portfolio turnover	139%[7]	240%	159%	178%	139%	87%
Net assets end of period (000’s) omitted	$14,417	$24,536	$3,495	$24,752	$30,043	$25,931

32

AMG FQ Long-Short Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal years ended October 31,
Class I	(unaudited)	2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$15.71	$17.97	$15.47	$17.37	$17.22	$15.27
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	0.07	(0.02)	0.15 [4]	0.18	0.21 [5]	0.18
Net realized and unrealized gain (loss) on investments	0.58	1.92	3.33	(0.31)	0.16	1.96
Total income (loss) from investment operations	0.65	1.90	3.48	(0.13)	0.37	2.14
Less Distributions to Shareholders from:
Net investment income	(0.03)	—	(0.23)	(0.19)	(0.22)	(0.19)
Net realized gain on investments	(0.51)	(4.16)	(0.75)	(1.58)	—	—
Total distributions to shareholders	(0.54)	(4.16)	(0.98)	(1.77)	(0.22)	(0.19)
Net Asset Value, End of Period	$15.82	$15.71	$17.97	$15.47	$17.37	$17.22
Total Return[3,6]	4.39%[7]	12.82%	23.11%	(0.73)%	2.16%	14.05%
Ratio of net expenses to average net assets	1.07%[8,9,10]	2.51%[9,10]	0.78%[10]	0.79%	0.79%	0.79%
Ratio of gross expenses to average net assets[11]	1.07%[8]	2.63%	0.87%	0.82%	0.79%	0.80%
Ratio of net investment income (loss) to average net assets[3]	0.87%[8]	(0.11)%	0.90%	1.14%	1.22%	1.13%
Portfolio turnover	139%[7]	240%	159%	178%	139%	87%
Net assets end of period (000’s) omitted	$69,432	$55,590	$37,002	$33,715	$37,313	$41,636

[1]	Effective October 1, 2016, the Investor Class and Institutional Class were renamed Class N and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07 and $0.12 for Class N and Class I, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.11 and $0.16 for Class N and Class I, respectively.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]	Annualized.
[9]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2019 and 0.01% for the fiscal year ended October 31, 2018.
[10]

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets would be 1.04% and 0.73% for Class N and Class I, respectively, for the six months ended April 30, 2019, and 1.04% and 0.72% and 1.04% and 0.73% for Class N and Class I, respectively, for the fiscal years ended October 31, 2018 and October 31, 2017, respectively.

[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

33

AMG FQ Global Risk-Balanced Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal years ended October 31,
Class N	(unaudited)	2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$14.56	$15.77	$13.89	$12.93	$13.84	$13.14
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	0.10	0.26	0.11	(0.02)	0.05	0.17
Net realized and unrealized gain (loss) on investments	1.20	(1.43)	1.91	1.16	(0.64)	0.53
Total income (loss) from investment operations	1.30	(1.17)	2.02	1.14	(0.59)	0.70
Less Distributions to Shareholders from:
Net investment income	(0.29)	(0.04)	(0.14)	(0.18)	(0.32)	—
Net Asset Value, End of Period	$15.57	$14.56	$15.77	$13.89	$12.93	$13.84
Total Return[3,4]	9.17%[5]	(7.43)%	14.69%	8.97%	(4.31)%	5.33%
Ratio of net expenses to average net assets	1.29%[6]	1.29%	1.33%	1.39%	1.38%	1.38%
Ratio of gross expenses to average net assets[7]	1.41%[6]	1.37%	1.39%	1.55%	1.51%	1.52%
Ratio of net investment income (loss) to average net assets[3]	1.31%[6]	1.67%	0.76%	(0.15)%	0.36%	1.30%
Portfolio turnover	9%[5]	27%	26%	71%	55%	5%
Net assets end of period (000’s) omitted	$1,896	$1,870	$2,200	$3,725	$2,083	$2,228

34

AMG FQ Global Risk-Balanced Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal years ended October 31,
Class I	(unaudited)	2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$14.64	$15.83	$13.97	$13.02	$13.98	$13.21
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	0.12	0.30	0.16	(0.01)	0.11	0.23
Net realized and unrealized gain (loss) on investments	1.20	(1.44)	1.92	1.21	(0.65)	0.54
Total income (loss) from investment operations	1.32	(1.14)	2.08	1.20	(0.54)	0.77
Less Distributions to Shareholders from:
Net investment income	(0.33)	(0.05)	(0.22)	(0.25)	(0.42)	—
Net Asset Value, End of Period	$15.63	$14.64	$15.83	$13.97	$13.02	$13.98
Total Return[3,4]	9.31%[5]	(7.20)%	15.14%	9.43%	(3.98)%	5.83%
Ratio of net expenses to average net assets	1.04%[6]	1.04%	0.99%	0.99%	0.98%	0.96%
Ratio of gross expenses to average net assets[7]	1.16%[6]	1.12%	1.05%	1.15%	1.11%	1.10%
Ratio of net investment income to average net assets[3]	1.56%[6]	1.92%	1.09%	0.25%	0.83%	1.72%
Portfolio turnover	9%[5]	27%	26%	71%	55%	5%
Net assets end of period (000’s) omitted	$1,657	$1,484	$1,420	$7,215	$1,652	$2,537

35

AMG FQ Global Risk-Balanced Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal years ended October 31,
Class Z	(unaudited)	2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$14.64	$15.87	$14.00	$13.05	$14.02	$13.23
Income (loss) from Investment Operations:
Net investment income[2,3]	0.13	0.32	0.18	0.05	0.12	0.24
Net realized and unrealized gain (loss) on investments	1.20	(1.44)	1.92	1.16	(0.66)	0.55
Total income (loss) from investment operations	1.33	(1.12)	2.10	1.21	(0.54)	0.79
Less Distributions to Shareholders from:
Net investment income	(0.35)	(0.11)	(0.23)	(0.26)	(0.43)	—
Net Asset Value, End of Period	$15.62	$14.64	$15.87	$14.00	$13.05	$14.02
Total Return[3,4]	9.42%[5]	(7.13)%	15.23%	9.55%	(3.92)%	5.97%
Ratio of net expenses to average net assets	0.89%[6]	0.89%	0.89%	0.89%	0.88%	0.88%
Ratio of gross expenses to average net assets[7]	1.01%[6]	0.97%	0.95%	1.05%	1.01%	1.02%
Ratio of net investment income to average net assets[3]	1.71%[6]	2.07%	1.19%	0.36%	0.88%	1.76%
Portfolio turnover	9%[5]	27%	26%	71%	55%	5%
Net assets end of period (000’s) omitted	$49,257	$50,058	$59,712	$58,670	$63,485	$73,437

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

36

Notes to Financial Statements (unaudited) April 30, 2019

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG FQ Tax-Managed U.S. Equity Fund (“Tax-Managed”), AMG FQ Long-Short Equity Fund (“Long-Short Equity”) and AMG FQ Global Risk-Balanced Fund (“Global Risk-Balanced”), each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares. Tax-Managed and Long-Short Equity offer Class N and Class I shares. Global Risk-Balanced offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including securities sold short and option contracts, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities and securities sold short traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

Total Return Equity Basket Swaps (“Equity Basket Swap”) may be valued using a price obtained from the counterparty of the Equity Basket Swap as long as the value obtained from the counterparty is reasonable to the total value of the underlying securities constituting the Equity Basket Swap if such underlying securities were priced in accordance with the Funds’ equity security valuation as discussed above.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring

37

Notes to Financial Statements (continued)

fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Dividends declared on short positions are recorded on ex-date as dividend expense. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Tax Managed and Long-Short Equity had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended April 30, 2019, the impact on the expenses and expense ratios were as follows: Tax Managed—$2,182 or less than 0.01%, and Long-Short Equity—$1,387 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to foreign currency transactions, reclass of swaps gain to ordinary income, net operating losses used to offset short-term capital gains, and capitalized dividends on short sales. Temporary differences are due to wash sales, and mark-to-market of open swap, futures and option contracts.

At April 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Tax-Managed	$41,275,715	$29,970,380	$(293,944)	$29,676,436
Long-Short Equity	77,155,852	7,527,420	(2,081,663)	5,445,757
Global Risk-Balanced	53,385,363	2,623,401	(725,343)	1,898,058

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of April 30, 2019, and for all open tax years (generally, the three prior

38

Notes to Financial Statements (continued)

taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2018, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term	Total
Global Risk-Balanced	$532,808	$2,826,756	$3,359,564

As of October 31, 2018, Tax Managed and Long-Short Equity had no accumulated capital loss carryovers. Should the Fund incur net capital losses for the fiscal year ended October 31, 2019, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018, the capital stock transactions by class for the Funds were as follows:

		Tax-Managed				Long-Short Equity
	April 30, 2019		October 31, 2018		April 30, 2019		October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	15,742	$502,306	89,309	$3,039,894	1,745,998	$27,565,866	1,538,753	$24,699,406
Reinvestment of distributions	4,186	118,708	357	10,842	88,055	1,305,217	48,518	693,802
Cost of shares repurchased	(67,851)	(2,017,983)	(194,591)	(6,147,980)	(2,485,733)	(37,913,276)	(216,542)	(3,358,947)

Net increase (decrease)	(47,923)	$(1,396,969)	(104,925)	$(3,097,244)	(651,680)	$(9,042,193)	1,370,729	$22,034,261

Class I:
Proceeds from sale of shares	41,895	$1,278,631	200,346	$6,232,503	1,498,907	$23,201,038	1,573,628	$24,596,154
Reinvestment of distributions	36,540	1,033,349	9,365	284,333	128,310	1,909,865	581,487	8,315,255
Cost of shares repurchased	(175,927)	(5,233,795)	(240,844)	(7,592,756)	(777,321)	(11,974,337)	(675,126)	(10,510,628)

Net increase (decrease)	(97,492)	$(2,921,815)	(31,133)	$(1,075,920)	849,896	$13,136,566	1,479,989	$22,400,781

		Global Risk-Balanced
	April 30, 2019		October 31, 2018
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	1,178	$17,197	7,244	$114,701
Reinvestment of distributions	2,679	37,124	357	5,692
Cost of shares repurchased	(10,536)	(159,636)	(18,612)	(285,005)

Net decrease	(6,679)	$(105,315)	(11,011)	$(164,612)

Class I:
Proceeds from sale of shares	23,607	$356,015	53,628	$842,928
Reinvestment of distributions	2,408	33,498	286	4,577
Cost of shares repurchased	(21,430)	(330,646)	(42,242)	(659,758)

Net increase	4,585	$58,867	11,672	$187,747

39

Notes to Financial Statements (continued)

		Global Risk-Balanced
	April 30, 2019		October 31, 2018
	Shares	Amount	Shares	Amount
Class Z:
Proceeds from sale of shares	20,088	$297,611	44,736	$702,172
Reinvestment of distributions	83,555	1,160,590	24,413	389,879
Cost of shares repurchased	(369,467)	(5,527,657)	(413,829)	(6,488,652)

Net decrease	(265,824)	$(4,069,456)	(344,680)	$(5,396,601)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2019, the market value of Repurchase Agreements outstanding for Tax-Managed, Long-Short Equity and Global Risk-Balanced were $102,228, $29,546 and $819,421, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by First Quadrant, L.P. (“First Quadrant”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in First Quadrant.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2019, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Tax-Managed	0.70%
Long-Short Equity	0.35%
Global Risk-Balanced	0.60%

The Investment Manager has contractually agreed, through at least March 1, 2020, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Tax-Managed, Long-Short Equity and Global Risk-Balanced to 0.89%, 0.69% and 0.89%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual

40

Notes to Financial Statements (continued)

operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At April 30, 2019, the Funds’ expiration of recoupment is as follows:

Expiration Period	Tax-Managed	Long-Short Equity	Global Risk-Balanced
Less than 1 year	$109,706	$16,885	$71,757
Within 2 years	89,135	63,888	40,936
Within 3 years	98,720	31,455	61,124

Total Amount Subject to Recoupment	$297,561	$112,228	$173,817

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares.

For Class N and Class I shares of Long-Short Equity and Global Risk-Balanced, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the six months ended April 30, 2019, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Long-Short Equity
Class N	0.10%	0.10%
Class I	0.10%	0.04%
Global Risk-Balanced
Class N	0.15%	0.15%
Class I	0.15%	0.15%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended April 30, 2019, Long-Short Equity lent a maximum of $3,541,168 for twelve days earning interest of $2,519 and Global Risk-Balanced lent a maximum of $2,388,276 for five days earning interest of $1,093. The interest income amount is included in the Statement of Operations as interest income. Long-Short Equity borrowed a maximum of $10,188,335 for nine days paying interest of 4,718. The interest expense amount is included on the Statement of Operations as miscellaneous expense. At April 30, 2019, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2019, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Tax-Managed	$14,829,546	$20,398,112
Long-Short Equity	155,767,362	101,203,307
Global Risk-Balanced	2,851,748	6,235,642

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2019.

41

Notes to Financial Statements (continued)

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at April 30, 2019, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
Tax-Managed	$2,343,021	$102,228	$2,277,415	$2,379,643
Long-Short Equity	3,067,094	29,546	3,151,779	3,181,325
Global Risk-Balanced	801,847	819,421	—	819,421

The following table summarizes the securities received as collateral for securities lending:

Fund	Collateral Type	Coupon Range		Maturity Date Range
Tax-Managed	U.S. Treasury Obligations	0.000	%-8.750%	05/09/19-11/15/48
Long-Short Equity	U.S. Treasury Obligations	0.000	%-8.750%	05/09/19-11/15/48

5. FOREIGN SECURITIES

Global Risk-Balanced invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions may have a similar effect on a Fund’s net asset value as if a Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, a Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the applicable Fund’s Schedule of Portfolio Investments. For the six months ended April 30, 2019, the average quarterly balances of derivative financial instruments outstanding were as follows:

	Long-Short Equity	Global Risk-Balanced
Financial Futures Contracts
Average number of contracts purchased	561	703
Average notional value of contracts purchased	$70,266,095	$62,103,900
Options
Average value of option contracts purchased	—	$313,421
Average value of option contracts written	—	470,525
Swap Agreements
Long Position:
Average notional value	$1,275,518	—
Short Position:
Average notional value	42,913,158	—

42

Notes to Financial Statements (continued)

9. FUTURES CONTRACTS

Long-Short Equity entered into equity index futures contracts with the objective of maintaining exposure to equity stock markets while maintaining liquidity. Global Risk-Balanced entered into futures contracts, including futures contracts on fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices). Long-Short Equity and Global Risk-Balanced purchased and sold futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent variation margin payments are made or received by the Funds depending on the fluctuations in the value of the futures contracts and the value of cash or securities on deposit with the futures broker. The Funds must have total value at the futures broker consisting of either net unrealized gains, cash or securities collateral to meet the initial margin requirement, and any value over the initial margin requirement may be transferred to the Funds.

Variation margin on future contracts is recorded as unrealized appreciation or depreciation until the futures contract is closed or expired. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

As of April 30, 2019, Long-Short Equity had an amount of $2,214,548 with the futures broker. The amount consisted of $114,724 owed to the futures broker, representing a cash overdraft plus variation margin, and unrealized appreciation of $2,329,272 on open futures contracts. Long-Short Equity used $2,134,440 of unrealized appreciation to cover initial margin requirements.

As of April 30, 2019, Global Risk-Balanced had unrealized appreciation of $1,575,143 on open futures contracts, which Global Risk-Balanced received payments from the futures broker of $1,631,433. Additionally, the Fund has $2,984,603 of security collateral held with the futures broker to cover initial margin.

10. OPTIONS

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options purchased are recorded as an asset, while options written (sold) are recorded as liabilities. Long-Short Equity and Global Risk-Balanced, as writer of written options, bears the risk of an unfavorable change in the market value of the instrument underlying the written option. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

11. SWAPS

Long Short Equity may enter into Equity Basket Swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the equity return basket swap is designed to function as a fund of direct investments in long and short equity positions. The Fund will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These financing fees are based on defined market rates or a specified benchmark rate, plus or minus a specified spread. Underlying positions constituting the Equity Basket Swap are reset periodically. On reset date, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between Long Short Equity and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date, close-out date or at maturity.

A change in the market value of a Equity Basket Swap, unpaid dividend income and/or expense and financing fees are recognized as net change in unrealized appreciation or depreciation on swaps in the Statements of Operations. Payments received or paid, on resets, close-outs or maturities, are recorded in the statement of operations as realized gains or losses of swaps.

Swaps and Equity Basket Swaps, are two-party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. When a counterparty’s obligations are not fully secured by collateral, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that a counterparty will be able to meet its obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund, if any, the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market value of the instrument.

12. EXCHANGE TRADED NOTES

Global Risk-Balanced invests in Exchange Traded Notes (“ETNs”). ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. There are no periodic interest payments, and principal is not protected. The Fund could lose some or all of the amount invested. The price in the secondary market is determined by

43

Notes to Financial Statements (continued)

supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays the Fund a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s fee. ETNs are subject to the risk of a breakdown in the futures markets that they use. As a means to obtain commodity exposure, the Fund invests in ETNs linked to commodity indices. The Fund may be exposed to a wide variety of commodity sectors, including, without limitation, agriculture, livestock, base/industrial metals, oil, energy and precious metals. Commodity prices, and the value of stocks of companies exposed to commodities, can be extremely volatile and are affected by a wide range of factors.

13. MARKET, CREDIT AND COUNTERPARTY RISKS

In the normal course of business, Global Risk-Balanced invests in securities and enters into transactions where risks exist due to market fluctuations and is exposed to credit risk with parties with whom it trades (issuers or counterparties). Market prices of investments held by the Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The Fund may be exposed to credit or counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default or not perform under the contract. The Fund minimizes credit risk and counterparty risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

The Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and the respective counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of the ISDA Master Agreement, which requires accelerated settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

14. SECURITIES SOLD SHORT AND DUE TO/FROM BROKERS

Long-Short Equity utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other financial institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund must segregate liquid assets, or otherwise cover its position in a permissible manner. The Investment Manager determines the liquidity of assets, in accordance with procedures established by the Board. Cash segregated as collateral for short sales is shown in the Statement of Assets and Liabilities as segregated cash. Security positions segregated as collateral for short sales are included in investments at value in the Statement of Assets and Liabilities. Due to/from brokers represents cash balances on deposit with, or cash balances owed to the Prime Broker . When the Fund has cash balances on deposit with the Prime Broker , the Fund is subject to credit risk should the Prime Broker be unable to meet their obligations to the Fund; and when the Fund has cash balances owed to the Prime Broker, the amount is payable upon demand and the Fund must segregate liquid assets. The Fund has entered into a Special Custody and Pledge Agreement with the Prime Broker for securities sold short, which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to a Special Custody and Pledge Agreement in the Statement of Assets and Liabilities. As of April 30, 2019, the Fund did not hold any securities sold short. For the six months ended April 30, 2019, the Fund had interest and dividend expense in the amounts of $88,233 and $201,083, respectively. These amounts are included in the Statement of Operations as interest and dividend expense.

15. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending and short-sale programs, Repurchase Agreements and derivative instruments, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending and short sale transactions, see Note 4 and Note 13.

44

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements and derivatives that are subject to a master netting agreement as of April 30, 2019:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
Tax-Managed
RBC Dominion Securities, Inc.	$102,228	—	$102,228	$102,228	—
Long-Short Equity
BNP Paribas SA	$29,546	—	$29,546	$29,546	—
Global Risk-Balanced
RBC Dominion Securities, Inc.	$819,421	—	$819,421	$819,421	—

16. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

45

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

SUBADVISER

First Quadrant, L.P.

800 E. Colorado Boulevard, Suite 900

Pasadena, CA 91101

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, which has replaced Form NQ. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	49

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets Equity

AMG GW&K Trilogy Emerging Wealth Equity

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	043019	SAR016

SEMI-ANNUAL REPORT

AMG Funds April 30, 2019 AMG Frontier Small Cap Growth Fund Class N: MSSVX | Class I: MSSCX | Class Z: MSSYX AMG Managers Emerging Opportunities Fund Class N: MMCFX | Class I: MIMFX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com	043019	SAR022

AMG Funds Semi-Annual Report — April 30, 2019 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Frontier Small Cap Growth Fund	4

AMG Managers Emerging Opportunities Fund	8

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	14

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	16

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	17

Detail of changes in assets for the past two fiscal periods

Financial Highlights	18

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	23

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000

= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2019	Expense Ratio for the Period	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Expenses Paid During the Period*
AMG Frontier Small Cap Growth Fund
Based on Actual Fund Return
Class N	1.30%	$1,000	$1,113	$6.81
Class I	0.96%	$1,000	$1,116	$5.04
Class Z	0.90%	$1,000	$1,115	$4.72
Based on Hypothetical 5% Annual Return
Class N	1.30%	$1,000	$1,018	$6.51
Class I	0.96%	$1,000	$1,020	$4.81
Class Z	0.90%	$1,000	$1,020	$4.51
AMG Managers Emerging Opportunities Fund
Based on Actual Fund Return
Class N	1.24%	$1,000	$1,066	$6.35
Class I	1.09%	$1,000	$1,067	$5.59
Based on Hypothetical 5% Annual Return
Class N	1.24%	$1,000	$1,019	$6.21
Class I	1.09%	$1,000	$1,019	$5.46

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended April 30, 2019

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2019.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Frontier Small Cap Growth Fund2, [3,4]
Class N	11.27%	15.21%	9.65%	—	12.30%	01/01/10
Class I	11.55%	15.69%	9.98%	14.49%	8.25%	09/24/97
Class Z	11.51%	15.74%	10.16%	—	12.82%	01/01/10
Russell 2000® Growth Index[5]	8.27%	6.91%	10.22%	15.24%	6.29%	09/24/97	†
AMG Managers Emerging Opportunities Fund2, [6,7,8]
Class N	6.58%	9.06%	9.93%	15.69%	12.95%	06/30/94
Class I	6.72%	9.33%	10.20%	—	16.72%	10/01/11
Russell Microcap® Index[9]	0.72%	(1.73%)	6.70%	13.49%	6.78%	06/01/05
Russell 2000® Index[10]	6.06%	4.61%	8.63%	14.10%	9.37%	06/30/94	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2019. All returns are in U.S. dollars ($).

[2]	From time to time, the Funds’ advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[4]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[5]

The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[6]

The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and reliance on a limited number of products.

[7]

Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

[8]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[9]

The Russell Microcap® Index tracks the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. Equity market and is represented by the smallest 1,000 securities in the small-cap Russell 2000® Index plus the next 1,000 securities. Unlike the Fund, the Russell Microcap® Index is unmanaged, is not available for investment, and does not incur expenses.

[10]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

3

AMG Frontier Small Cap Growth Fund Fund Snapshots (unaudited) April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	30.9
Health Care	22.5
Industrials	14.4
Consumer Discretionary	13.0
Financials	7.0
Real Estate	4.3
Materials	3.6
Energy	2.5
Communication Services	1.0
Short-Term Investments[1]	6.7
Other Assets Less Liabilities[2]	(5.9)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on securities lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Myriad Genetics, Inc.	3.4
LPL Financial Holdings, Inc.	2.9
Benefitfocus, Inc.	2.8
RealPage, Inc.	2.6
2U, Inc.	2.6
Allegheny Technologies, Inc.	2.4
JetBlue Airways Corp.	2.4
Meritor, Inc.	2.3
Insulet Corp.	2.0
Texas Capital Bancshares, Inc.	2.0

Top Ten as a Group	25.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) April 30, 2019

	Shares	Value
Common Stocks—99.2%
Communication Services—1.0%
Cardlytics, Inc.*	12,671	$197,668
Consumer Discretionary—13.0%
At Home Group, Inc.*,1	11,830	277,887
Boot Barn Holdings, Inc.*,1	1,642	47,273
Capri Holdings, Ltd. (United Kingdom)*	2,796	123,248
Carvana Co.*,1	167	11,951
Century Communities, Inc.*,1	10,585	269,177
Dana, Inc.	19,048	371,436
Eldorado Resorts, Inc.*,1	7,860	388,048
Etsy, Inc.*,1	2,324	156,963
Floor & Decor Holdings, Inc., Class A*,1	5,566	267,279
LKQ Corp.*	7,805	234,930
Planet Fitness, Inc., Class A*	2,807	212,490
Stoneridge, Inc.*	3,941	123,866
Strategic Education, Inc.	443	63,504
Tailored Brands, Inc.	15,096	123,032
Winnebago Industries, Inc.[1]	211	7,463
Total Consumer Discretionary		2,678,547
Energy—2.5%
Ensco Rowan plc, Class A (United Kingdom)	2,479	34,632
GasLog, Ltd. (Monaco)	3,052	47,703
International Seaways, Inc. (Marshall Islands)*	7,020	125,096
PDC Energy, Inc.*,1	3,811	165,740
SM Energy Co.[1]	8,788	139,993
Total Energy		513,164
Financials—7.0%
Argo Group International Holdings,
Ltd. (Bermuda)	2,584	201,733
Evercore, Inc., Class A	115	11,204
James River Group Holdings, Ltd. (Bermuda)	4,720	199,278
LPL Financial Holdings, Inc.	8,087	599,166
Texas Capital Bancshares, Inc.*	6,212	402,103
Webster Financial Corp.	360	19,127
Total Financials		1,432,611
Health Care—22.5%
Aerie Pharmaceuticals, Inc.*,1	4,813	183,616
Alkermes PLC (Ireland)*	1,484	44,995
Alnylam Pharmaceuticals, Inc.*,1	871	77,815
Amarin Corp. PLC, ADR (Ireland)*,1	10,501	196,369
Array BioPharma, Inc.*,1	6,471	146,309
Axogen, Inc.*,1	5,706	133,977

	Shares	Value
BioMarin Pharmaceutical, Inc.*	2,394	$204,759
Bluebird Bio, Inc.*,1	799	113,322
DexCom, Inc.*,1	70	8,475
Exact Sciences Corp.*,1	2,782	274,556
Exelixis, Inc.*	18,475	363,218
Immunomedics, Inc.*,1	8,818	141,264
Incyte Corp.*	2,997	230,170
Insulet Corp.*,1	4,799	413,914
Intercept Pharmaceuticals, Inc.*,1	117	10,083
Karyopharm Therapeutics, Inc.*,1	11,087	51,776
Madrigal Pharmaceuticals, Inc.*,1	444	47,099
Masimo Corp.*	337	43,860
Myriad Genetics, Inc.*,1	21,927	690,262
NanoString Technologies, Inc.*	3,228	83,831
Nektar Therapeutics*,1	2,005	64,200
Novocure, Ltd. (Jersey)*	5,983	263,671
Pacira BioSciences, Inc.*	5,961	237,367
PTC Therapeutics, Inc.*	3,966	148,408
Sage Therapeutics, Inc.*,1	196	32,973
Seattle Genetics, Inc.*	2,051	139,017
TherapeuticsMD, Inc.*,1	61,326	263,702
ViewRay, Inc.*,1	3,832	26,671
Total Health Care		4,635,679
Industrials—14.4%
American Woodmark Corp.*,1	1,856	166,910
Azul, S.A., ADR (Brazil)*	6,963	180,759
Beacon Roofing Supply, Inc.*	1,077	40,560
BMC Stock Holdings, Inc.*	4,610	94,874
GMS, Inc.*	13,004	229,130
JetBlue Airways Corp.*	26,098	484,118
KBR, Inc.	10,825	240,532
Knight-Swift Transportation Holdings, Inc.[1]	8,495	283,308
MasTec, Inc.*,1	5,017	254,111
Meritor, Inc.*	19,305	468,339
TransUnion	1,902	132,474
Tutor Perini Corp.*,1	10,577	211,223
Wesco Aircraft Holdings, Inc.*	21,197	178,903
Total Industrials		2,965,241
Information Technology—30.9%
2U, Inc.*,1	8,709	526,894
Alteryx, Inc., Class A*	924	81,903
Anaplan, Inc.*	2,921	115,000
Appian Corp.*,1	2,910	105,022

The accompanying notes are an integral part of these financial statements.

5

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—30.9% (continued)
Benefitfocus, Inc.*,1	13,999	$570,179
Blackline, Inc.*,1	458	23,395
Coherent, Inc.*,1	1,172	173,468
Coupa Software, Inc.*	1,828	188,887
Cypress Semiconductor Corp.	13,209	226,931
DocuSign, Inc.*,1	372	21,081
Entegris, Inc.	4,789	195,679
Euronet Worldwide, Inc.*	1,054	157,984
Guidewire Software, Inc.*,1	100	10,650
Mimecast, Ltd. (Jersey)*	6,033	310,760
MKS Instruments, Inc.	813	73,991
Model N, Inc.*	10,545	195,504
Monolithic Power Systems, Inc.	988	153,841
New Relic, Inc.*	1,200	126,288
Nutanix, Inc., Class A*	4,270	184,421
Okta, Inc.*	454	47,230
Pivotal Software, Inc., Class A*,1	2,908	63,104
Pure Storage, Inc., Class A*	9,689	221,491
RealPage, Inc.*,1	8,269	539,221
Rogers Corp.*	903	151,271
Semtech Corp.*	4,225	227,601
ShotSpotter, Inc.*	812	42,792
SolarEdge Technologies Inc. (Israel)*,1	2,042	90,461
SYNNEX Corp.	1,167	125,896
Tableau Software, Inc., Class A*,1	167	20,342
Teradyne, Inc.	6,020	294,980
The Trade Desk, Inc., Class A*,1	21	4,651
Ultra Clean Holdings, Inc.*,1	30,702	367,503
WEX, Inc.*	1,670	351,201
Zendesk, Inc.*	2,258	198,207
Zuora, Inc., Class A*,1	7,044	155,672
Total Information Technology		6,343,501
Materials—3.6%
Allegheny Technologies, Inc.*,1	19,998	498,350
Carpenter Technology Corp.	3,120	154,971
Livent Corp.*	7,994	86,175
Total Materials		739,496
Real Estate—4.3%
Brixmor Property Group, Inc., REIT	8,538	152,659

	Shares	Value
Corporate Office Properties Trust, REIT	8,281	$230,874
Cushman & Wakefield PLC*	3,859	75,791
Essential Properties Realty Trust, Inc., REIT	3,053	63,136
Healthcare Trust of America, Inc., Class A, REIT	1,363	37,592
National Retail Properties, Inc., REIT	185	9,735
SITE Centers Corp., REIT	11,492	152,154
Spirit Realty Capital, Inc., REIT	2,239	90,590
STAG Industrial, Inc., REIT	2,808	80,814
Total Real Estate		893,345
Total Common Stocks (Cost $17,593,270)		20,399,252

	Principal Amount
Short-Term Investments—6.7%
Joint Repurchase Agreements—5.0%[2]
Bank of Montreal, dated 04/30/19, due 05/01/19, 2.700% total to be received $23,512 (collateralized by various U.S. Treasuries, 0.000% - 3.750%, 05/23/19 - 02/15/46, totaling $23,980)	$23,510	23,510
HSBC Securities USA, Inc., dated 04/30/19, due 05/01/19, 2.750% total to be received $1,000,076 (collateralized by various U.S. Treasuries, 0.000% - 7.125%, 10/03/19 - 02/15/49, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		1,023,510

	Shares
Other Investment Companies—1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[3]	115,461	115,461
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	115,462	115,462
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[3]	118,960	118,960
Total Other Investment Companies		349,883
Total Short-Term Investments (Cost $1,373,393)		1,373,393
Total Investments—105.9% (Cost $18,966,663)		21,772,645
Other Assets, less Liabilities—(5.9)%		(1,207,404)
Net Assets—100.0%		$20,565,241

The accompanying notes are an integral part of these financial statements.

6

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $5,990,483 or 29.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR   American Depositary Receipt

REIT   Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$20,399,252	—	—	$20,399,252
Short-Term Investments
Joint Repurchase Agreements	—	$1,023,510	—	1,023,510
Other Investment Companies	349,883	—	—	349,883

Total Investments in Securities	$20,749,135	$1,023,510	—	$21,772,645

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

7

AMG Managers Emerging Opportunities Fund Fund Snapshots (unaudited) April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Financials	20.3
Industrials	17.5
Health Care	14.5
Information Technology	12.9
Consumer Discretionary	10.9
Communication Services	4.7
Energy	4.0
Materials	4.0
Consumer Staples	3.8
Real Estate	3.1
Utilities	0.7
Exchange Traded Funds	0.2
Short-Term Investments	6.4
Other Assets Less Liabilities	(3.0)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Columbus McKinnon Corp.	1.8
Compass Diversified Holdings, MLP	1.7
Patrick Industries, Inc.	1.5
Gray Television, Inc.	1.3
Novanta, Inc. (Canada)	1.3
Ducommun, Inc.	1.2
Grand Canyon Education, Inc.	1.2
OMNOVA Solutions, Inc.	1.2
Universal Stainless & Alloy Products, Inc.	1.1
Vishay Precision Group, Inc.	1.0

Top Ten as a Group	13.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

8

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (unaudited) April 30, 2019

	Shares	Value
Common Stocks—96.4%
Communication Services—4.7%
Bandwidth, Inc., Class A*	17,500	$1,319,850
Boingo Wireless, Inc.*	44,853	1,019,957
Glu Mobile, Inc.*	106,320	1,163,141
Gray Television, Inc.*	101,740	2,383,768
QuinStreet, Inc.*,1	84,547	1,206,486
Reading International, Inc., Class A*	21,449	327,312
Salem Media Group, Inc.	42,361	87,687
TechTarget, Inc.*	52,857	882,183
Total Communication Services		8,390,384
Consumer Discretionary—10.9%
Barnes & Noble Education, Inc.*,1	30,527	131,266
Build-A-Bear Workshop, Inc.*	69,122	387,083
Century Casinos, Inc.*	42,175	383,793
The Container Store Group, Inc.*,1	25,134	217,158
Culp, Inc.	19,620	402,602
Delta Apparel, Inc.*	50,438	1,214,043
Destination XL Group, Inc.*	166,806	351,961
Grand Canyon Education, Inc.*	18,390	2,131,217
Hamilton Beach Brands Holding Co., Class A	28,275	511,778
Haverty Furniture Cos., Inc.	24,525	584,185
J Alexander’s Holdings, Inc.*	35,106	385,815
Johnson Outdoors, Inc., Class A	4,881	374,226
Lakeland Industries, Inc.*	22,410	284,383
Malibu Boats, Inc., Class A*	42,433	1,766,061
Marine Products Corp.	21,989	333,573
MasterCraft Boat Holdings, Inc.*	8,970	221,918
Monarch Casino & Resort, Inc.*	12,630	539,175
Nautilus, Inc.*	18,753	100,329
Points International, Ltd. (Canada)*	45,102	586,777
Potbelly Corp.*,1	60,343	537,053
Rocky Brands, Inc.	5,997	152,983
Ruth’s Hospitality Group, Inc.	34,303	891,192
Shiloh Industries, Inc.*,1	54,386	311,088
Shoe Carnival, Inc.[1]	16,054	572,486
Sportsman’s Warehouse Holdings, Inc.*,1	32,938	146,903
Stoneridge, Inc.*	30,380	954,843
Superior Group of Cos., Inc.	13,480	225,655
Tandy Leather Factory, Inc.*	22,590	133,733
Tile Shop Holdings, Inc.[1]	28,220	137,149
Tilly’s, Inc., Class A	59,563	700,461
Tower International, Inc.	31,628	738,198

	Shares	Value
TravelCenters of America LLC *,1	39,278	$157,505
Universal Electronics, Inc.*,1	25,220	959,621
Waitr Holdings, Inc.*	89,182	870,416
ZAGG, Inc.*	131,918	1,087,004
Total Consumer Discretionary		19,483,633
Consumer Staples—3.8%
Calavo Growers, Inc.[1]	10,180	975,346
Craft Brew Alliance, Inc.*,1	50,128	707,306
John B Sanfilippo & Son, Inc.[1]	13,990	1,008,819
Landec Corp.*,1	21,030	221,025
Limoneira Co.	61,258	1,399,133
Natural Grocers by Vitamin Cottage, Inc.*	11,317	140,104
Primo Water Corp.*,1	90,938	1,432,274
RiceBran Technologies*	142,526	429,003
Turning Point Brands, Inc.[1]	14,243	609,173
Total Consumer Staples		6,922,183
Energy—4.0%
Aspen Aerogels, Inc.*	145,794	596,297
Callon Petroleum Co.*,1	134,220	1,007,992
Contango Oil & Gas Co.*,1	93,637	282,784
Dawson Geophysical Co.*	140,468	393,310
DMC Global, Inc.	21,007	1,455,785
Era Group, Inc.*,1	65,090	627,468
Evolution Petroleum Corp.	46,302	325,503
Matrix Service Co.*	16,775	328,958
North American Construction Group,
Ltd. (Canada)	59,291	774,933
Profire Energy, Inc.*	188,488	297,811
Ring Energy, Inc.*,1	111,346	576,772
TransGlobe Energy Corp. (Canada)	238,410	464,900
Total Energy		7,132,513
Financials—20.3%
American National Bankshares, Inc.	9,862	372,981
AMERISAFE, Inc.	24,310	1,439,638
Arrow Financial Corp.	15,732	529,382
The Bancorp, Inc.*	20,770	212,062
BankFinancial Corp.	21,727	326,122
Capital City Bank Group, Inc.	7,816	179,299
Civista Bancshares, Inc.	15,943	350,746
CNB Financial Corp.	6,772	192,867
Compass Diversified Holdings, MLP [1]	184,703	3,054,988
Cowen, Inc.*,1	45,147	756,212
eHealth, Inc.*,1	24,561	1,491,835

The accompanying notes are an integral part of these financial statements.

9

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials—20.3% (continued)
Ellington Financial, Inc.	31,774	$573,203
Entegra Financial Corp.*	14,301	421,879
Farmers National Banc Corp.	12,109	174,249
FedNat Holding Co.	38,339	623,776
Financial Institutions, Inc.	25,294	695,585
First Bancorp	29,180	1,106,214
First Business Financial Services, Inc.	7,605	175,143
First Community Bancshares, Inc.	19,806	688,457
First Defiance Financial Corp.	30,087	887,867
First Financial Corp.	16,234	668,354
Flushing Financial Corp.	29,363	663,604
FS Bancorp, Inc.	6,605	341,412
German American Bancorp, Inc.[1]	33,035	986,095
Goosehead Insurance, Inc., Class A1	55,391	1,687,764
Hallmark Financial Services, Inc.*	15,169	174,140
HCI Group, Inc.	12,342	526,016
Heritage Financial Corp.	27,937	845,653
Heritage Insurance Holdings, Inc.	38,889	530,446
HomeTrust Bancshares, Inc.	27,151	688,549
Independent Bank Corp.	23,576	507,591
Kingstone Cos., Inc.	67,156	779,681
Kinsale Capital Group, Inc.	25,616	1,859,722
Macatawa Bank Corp.	16,355	168,784
Marlin Business Services Corp.	15,852	345,415
Mercantile Bank Corp.	50,330	1,701,154
MidWestOne Financial Group, Inc.	12,341	347,769
Northeast Bancorp	32,948	722,220
Northrim BanCorp, Inc.	37,518	1,331,514
OFS Capital Corp.	31,195	389,002
Old Second Bancorp, Inc.	49,426	654,894
Oppenheimer Holdings, Inc., Class A	26,568	697,410
Pacific Premier Bancorp, Inc.	41,677	1,211,550
Palomar Holdings, Inc.*	46,795	934,964
Preferred Bank	25,150	1,237,128
Regional Management Corp.*	31,011	768,142
Southern Missouri Bancorp, Inc.	10,953	367,473
Territorial Bancorp, Inc.	6,163	178,419
United Community Financial Corp.	54,751	504,257
Unity Bancorp, Inc.	9,043	195,329
Total Financials		36,266,956
Health Care—14.5%
Accelerate Diagnostics, Inc.*,1	15,617	304,532

	Shares	Value
Accuray, Inc.*	121,890	$504,625
Addus HomeCare Corp.*,1	8,123	551,552
Alphatec Holdings, Inc.*	83,289	353,978
BioSpecifics Technologies Corp.*	13,779	923,193
CareDx, Inc.*,1	47,735	1,298,869
CRH Medical Corp. (Canada)*	51,839	158,627
CryoLife, Inc.*	15,284	468,607
CryoPort, Inc.*,1	15,719	221,166
Fluidigm Corp.*	60,695	833,949
Harvard Bioscience, Inc.*,1	64,593	249,975
Inspire Medical Systems, Inc.*,1	21,546	1,113,713
The Joint Corp*	98,386	1,737,497
LeMaitre Vascular, Inc.[1]	26,375	761,710
Nuvectra Corp.*	27,077	255,607
OrthoPediatrics Corp.*,1	41,474	1,689,651
Pro-Dex, Inc.*	10,347	177,762
Quanterix Corp.*	18,199	413,481
Recro Pharma, Inc.*	83,240	726,685
RTI Surgical, Inc.*	135,381	732,411
SeaSpine Holdings Corp.*	36,826	542,447
Semler Scientific, Inc.*	8,339	373,170
SI-BONE, Inc.*	86,249	1,466,233
Silk Road Medical, Inc.*	358	14,907
Simulations Plus, Inc.	20,765	467,835
Surmodics, Inc.*	13,240	575,146
Tactile Systems Technology, Inc.*,1	28,446	1,415,473
US Physical Therapy, Inc.[1]	2,600	302,874
Utah Medical Products, Inc.	7,918	668,279
Vapotherm, Inc.*	44,658	756,060
Veracyte, Inc.*	77,093	1,763,117
Vericel Corp.*,1	107,567	1,827,563
ViewRay, Inc.*,1	109,552	762,482
Vocera Communications, Inc.*,1	27,301	869,537
Zymeworks, Inc. (Canada)*,1	33,981	647,678
Total Health Care		25,930,391
Industrials—17.5%
ACCO Brands Corp.	181,393	1,657,932
Air Transport Services Group, Inc.*	11,710	275,536
Allied Motion Technologies, Inc.	24,824	908,807
Armstrong Flooring, Inc.*	35,382	512,685
Barrett Business Services, Inc.	10,440	760,658
Blue Bird Corp.*	10,220	176,908
Broadwind Energy, Inc.*	55,310	110,067

The accompanying notes are an integral part of these financial statements.

10

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—17.5% (continued)
Casella Waste Systems, Inc., Class A*	24,357	$909,003
CBIZ, Inc.*	29,980	578,914
Columbus McKinnon Corp.	80,400	3,164,544
Commercial Vehicle Group, Inc.*	50,604	451,388
Covenant Transportation Group, Inc., Class A*	15,633	305,313
CPI Aerostructures, Inc.*	22,278	141,020
CRA International, Inc.	15,534	809,011
Ducommun, Inc.*	53,637	2,176,589
Ennis, Inc.	42,861	864,935
Global Brass & Copper Holdings, Inc.	22,482	975,494
Graham Corp.	37,501	776,271
The Greenbrier Cos., Inc.[1]	33,287	1,182,687
Heidrick & Struggles International, Inc.	17,981	643,360
Heritage-Crystal Clean, Inc.*	20,647	593,188
Insteel Industries, Inc.[1]	20,780	435,133
Kornit Digital, Ltd. (Israel)*	19,452	560,801
Lydall, Inc.*	4,842	119,162
Manitex International, Inc.*	134,107	1,024,577
Marten Transport, Ltd.	19,663	388,934
Mistras Group, Inc.*	22,163	303,855
NN, Inc.[1]	48,040	434,282
NV5 Global, Inc.*,1	21,020	1,331,407
Patrick Industries, Inc.*,1	55,057	2,745,693
PGT Innovations, Inc.*	35,390	518,817
Radiant Logistics, Inc.*	121,421	794,093
Spartan Motors, Inc.	60,941	566,751
Sterling Construction Co., Inc.*	24,537	332,722
Titan Machinery, Inc.*	32,228	554,322
Transcat, Inc.*	15,967	368,039
Universal Logistics Holdings, Inc.	23,968	585,299
Vectrus, Inc.*	22,077	895,222
Willdan Group, Inc.*,1	34,263	1,354,416
Total Industrials		31,287,835
Information Technology—12.9%
Airgain, Inc.*	29,416	469,774
American Software, Inc., Class A	30,407	393,771
AXT, Inc.*,1	71,510	407,607
Bel Fuse, Inc., Class B	20,289	480,849
Comtech Telecommunications Corp.	15,648	368,198
CyberOptics Corp.*	8,565	151,943
DSP Group, Inc.*	27,210	388,831
Everi Holdings, Inc.*,1	49,397	508,295

	Shares	Value
The Hackett Group, Inc.	43,595	$669,183
Information Services Group, Inc.*	83,171	296,089
International Money Express, Inc.*,1	149,264	1,801,617
inTEST Corp.*	72,978	483,114
Mitek Systems, Inc.*	95,150	1,132,285
Model N, Inc.*	58,819	1,090,504
Napco Security Technologies, Inc.*,1	24,610	609,836
Novanta, Inc.*	27,020	2,351,280
NVE Corp.	7,003	670,957
PC Connection, Inc.	29,271	1,087,710
PCM, Inc.*	7,030	193,958
PC-Tel, Inc.	28,765	136,059
PRGX Global, Inc.*	41,690	334,354
PROS Holdings, Inc.*,1	32,484	1,664,480
Sapiens International Corp. NV (Israel)	72,601	1,115,877
ShotSpotter, Inc.*	10,074	530,900
TESSCO Technologies, Inc.	39,789	737,688
TransAct Technologies, Inc.	15,853	149,335
Tufin Software Technologies, Ltd. (Israel)*	37,485	840,414
Tyler Technologies, Inc.*	4,200	974,022
Unisys Corp.*,1	25,740	288,545
Vishay Precision Group, Inc.*	49,430	1,871,914
Zix Corp.*	101,064	823,672
Total Information Technology		23,023,061
Materials—4.0%
FutureFuel Corp.	30,920	454,215
Koppers Holdings, Inc.*	31,215	834,689
Myers Industries, Inc.	40,289	720,770
OMNOVA Solutions, Inc.*	278,178	2,058,517
UFP Technologies, Inc.*	30,995	1,128,218
Universal Stainless & Alloy Products, Inc.*,1	134,539	1,936,017
Total Materials		7,132,426
Real Estate—3.1%
Braemar Hotels & Resorts, Inc., REIT	65,569	911,409
Community Healthcare Trust, Inc., REIT [1]	32,060	1,169,549
Consolidated-Tomoka Land Co.	11,348	703,576
Global Medical REIT, Inc.	51,541	525,718
NexPoint Residential Trust, Inc., REIT	20,615	772,856
Plymouth Industrial REIT, Inc.	20,953	393,288
Sotherly Hotels, Inc., REIT	25,865	182,607
UMH Properties, Inc., REIT	68,390	960,880
Total Real Estate		5,619,883

The accompanying notes are an integral part of these financial statements.

11

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities—0.7%
Middlesex Water Co.	3,681	$213,461
Unitil Corp.	17,620	1,002,754
Total Utilities		1,216,215
Total Common Stocks (Cost $135,682,109)		172,405,480
Exchange Traded Funds—0.2%
SPDR S&P Regional Banking ETF[1] (Cost $344,176)	6,550	365,490

	Principal Amount
Short-Term Investments—6.4%
Joint Repurchase Agreements—2.8%[2]
BNP Paribas SA, dated 04/30/19, due 05/01/19, 2.700% total to be received $247,429 (collateralized by various U.S. Treasuries, 0.000% - 8.750%, 05/21/19 - 09/09/49, totaling $252,358)	$247,410	247,410
Cantor Fitzgerald Securities, Inc., dated 04/30/19, due 05/01/19, 2.760% total to be received $1,176,883 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 05/15/19 - 03/20/69, totaling $1,200,329)	1,176,793	1,176,793
Citigroup Global Markets, Inc., dated 04/30/19, due 05/01/19, 2.770% total to be received $1,176,884 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.250% - 8.500%, 05/25/19 - 04/20/69, totaling $1,200,329)	1,176,793	1,176,793

	Principal Amount	Value
HSBC Securities USA, Inc., dated 04/30/19, due 05/01/19, 2.760% total to be received $1,176,883 (collateralized by various U.S. Government Agency Obligations, 3.000% - 5.000%, 03/01/30 - 12/01/48, totaling $1,200,329)	$1,176,793	$1,176,793
RBC Dominion Securities, Inc., dated 04/30/19, due 05/01/19, 2.720% total to be received $1,176,882 (collateralized by various U.S. Government Agency Obligations, 2.652% - 7.000%, 04/01/34 - 04/20/49, totaling $1,200,329)	1,176,793	1,176,793
Total Joint Repurchase Agreements		4,954,582

	Shares
Other Investment Companies—3.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[3]	6,051,409	6,051,409
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	175,405	175,405
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[3]	180,720	180,720
Total Other Investment Companies		6,407,534
Total Short-Term Investments (Cost $11,362,116)		11,362,116
Total Investments—103.0% (Cost $147,388,401)		184,133,086
Other Assets, less Liabilities—(3.0)%		(5,372,017)
Net Assets—100.0%		$178,761,069

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $25,309,828 or 14.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ETF   Exchange Traded Fund

MLP   Master Limited Partnership

REIT   Real Estate Investment Trust

S&P   Standard & Poor’s

SPDR   Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

12

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$172,405,480	—	—	$172,405,480
Exchange Traded Funds	365,490	—	—	365,490
Short-Term Investments
Joint Repurchase Agreements	—	$4,954,582	—	4,954,582
Other Investment Companies	6,407,534	—	—	6,407,534

Total Investments in Securities	$179,178,504	$4,954,582	—	$184,133,086

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities (unaudited) April 30, 2019

	AMG Frontier Small Cap Growth Fund	AMG Managers Emerging Opportunities Fund
Assets:
Investments at value[1] (including securities on loan valued at $5,990,483, and $25,309,828, respectively)	$21,772,645	$184,133,086
Receivable for investments sold	134,396	955,880
Dividend, interest and other receivables	4,143	67,546
Receivable for Fund shares sold	4,279	109,353
Receivable from affiliate	10,586	9,371
Prepaid expenses and other assets	23,419	17,393
Total assets	21,949,468	185,292,629
Liabilities:
Payable upon return of securities loaned	1,023,510	4,954,582
Payable for investments purchased	306,029	1,280,891
Payable for Fund shares repurchased	2,924	77,379
Accrued expenses:
Investment advisory and management fees	11,899	108,129
Administrative fees	2,550	21,918
Distribution fees	222	—
Shareholder service fees	792	30,464
Other	36,301	58,197
Total liabilities	1,384,227	6,531,560
Net Assets	$20,565,241	$178,761,069
[1] Investments at cost	$18,966,663	$147,388,401

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities (continued)

	AMG Frontier Small Cap Growth Fund	AMG Managers Emerging Opportunities Fund
Net Assets Represent:
Paid-in capital	$18,187,643	$130,329,797
Distributable earnings	2,377,598	48,431,272
Net Assets	$20,565,241	$178,761,069
Class N:
Net Assets	$1,080,550	$148,993,265
Shares outstanding	135,236	3,625,038
Net asset value, offering and redemption price per share	$7.99	$41.10
Class I:
Net Assets	$12,229,104	$29,767,804
Shares outstanding	1,460,069	710,155
Net asset value, offering and redemption price per share	$8.38	$41.92
Class Z:
Net Assets	$7,255,587	—
Shares outstanding	834,128	—
Net asset value, offering and redemption price per share	$8.70	—

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations (unaudited) For the six months ended April 30, 2019

	AMG Frontier Small Cap Growth Fund	AMG Managers Emerging Opportunities Fund
Investment Income:
Dividend income	$40,804	$815,164
Securities lending income	5,828	74,935
Foreign withholding tax	—	(4,437)
Total investment income	46,632	885,662
Expenses:
Investment advisory and management fees	66,110	776,120
Administrative fees	14,166	128,052
Distribution fees—Class N	923	—
Shareholder servicing fees—Class N	554	178,322
Shareholder servicing fees—Class I	3,524	—
Registration fees	23,395	19,395
Custodian fees	19,072	22,501
Professional fees	14,569	19,381
Transfer agent fees	3,259	15,515
Reports to shareholders	2,353	11,405
Trustee fees and expenses	845	7,534
Miscellaneous	1,320	2,551
Total expenses before offsets	150,090	1,180,776
Expense reimbursements	(59,895)	(66,702)
Expense reductions	—	(10,061)
Net expenses	90,195	1,104,013
Net investment loss	(43,563)	(218,351)
Net Realized and Unrealized Gain:
Net realized gain on investments	553,617	13,644,148
Net change in unrealized appreciation/depreciation on investments	1,423,069	(2,768,212)
Net realized and unrealized gain	1,976,686	10,875,936
Net increase in net assets resulting from operations	$1,933,123	$10,657,585

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018

	AMG Frontier Small Cap Growth Fund		AMG Managers Emerging Opportunities Fund
	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018
Increase in Net Assets Resulting From Operations:
Net investment loss	$(43,563)	$(88,607)	$(218,351)	$(1,095,831)
Net realized gain on investments	553,617	5,566,378	13,644,148	32,625,998
Net change in unrealized appreciation/depreciation on investments	1,423,069	(2,987,833)	(2,768,212)	(16,727,914)
Net increase in net assets resulting from operations	1,933,123	2,489,938	10,657,585	14,802,253
Distributions to Shareholders:
Class N	(137,752)	(74,443)	(26,608,054)	(16,730,534)
Class I	(3,607,157)	(2,421,844)	(4,974,384)	(2,696,048)
Class Z	(2,240,613)	(1,606,835)	—	—
Total distributions to shareholders	(5,985,522)	(4,103,122)	(31,582,438)	(19,426,582)
Capital Share Transactions:[1]
Net increase from capital share transactions	6,097,392	1,559,658	22,781,590	8,639,116
Total increase (decrease) in net assets	2,044,993	(53,526)	1,856,737	4,014,787
Net Assets:
Beginning of period	18,520,248	18,573,774	176,904,332	172,889,545
End of period	$20,565,241	$18,520,248	$178,761,069	$176,904,332

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

17

AMG Frontier Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal years ended October 31,
Class N	(unaudited)	2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$11.69	$13.20	$10.29	$13.57	$25.12	$26.26
Income (loss) from Investment Operations:
Net investment loss[2,3]	(0.03)	(0.09)	(0.11)	(0.06)[4]	(0.12)	(0.21)[5]
Net realized and unrealized gain (loss) on investments	0.38	1.58	3.07	(0.22)	0.19	2.05
Total income (loss) from investment operations	0.35	1.49	2.96	(0.28)	0.07	1.84
Less Distributions to Shareholders from:
Net realized gain on investments	(4.05)	(3.00)	(0.05)	(3.00)	(11.62)	(2.98)
Net Asset Value, End of Period	$7.99	$11.69	$13.20	$10.29	$13.57	$25.12
Total Return[3]	11.27%[6,7]	13.81%[7]	28.82%[7]	(3.01)%[7]	(3.06)%	7.24%
Ratio of net expenses to average net assets	1.30%[8]	1.30%	1.43%	1.55%	1.55%	1.55%
Ratio of gross expenses to average net assets[9]	1.93%[8]	1.81%	2.01%	1.95%	1.81%	1.74%
Ratio of net investment loss to average net assets[3]	(0.81)%[8]	(0.76)%	(0.93)%	(0.58)%	(0.76)%	(0.86)%
Portfolio turnover	115%[6]	233%	99%	70%	99%	63%
Net assets end of period (000’s) omitted	$1,081	$553	$210	$147	$179	$365

18

AMG Frontier Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal years ended October 31,
Class I	(unaudited)	2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$12.02	$13.46	$10.46	$13.76	$25.40	$26.48
Income (loss) from Investment Operations:
Net investment loss[2,3]	(0.02)	(0.06)	(0.08)	(0.03)[4]	(0.08)	(0.15)[5]
Net realized and unrealized gain (loss) on investments	0.43	1.62	3.13	(0.23)	0.20	2.08
Total income (loss) from investment operations	0.41	1.56	3.05	(0.26)	0.12	1.93
Less Distributions to Shareholders from:
Net realized gain on investments	(4.05)	(3.00)	(0.05)	(3.04)	(11.76)	(3.01)
Net Asset Value, End of Period	$8.38	$12.02	$13.46	$10.46	$13.76	$25.40
Total Return[3]	11.55%[6,7]	14.12%[7]	29.22%[7]	(2.77)%[7]	(2.78)%	7.54%
Ratio of net expenses to average net assets	0.96%[8]	1.01%	1.15%	1.29%	1.28%	1.28%
Ratio of gross expenses to average net assets[9]	1.59%[8]	1.52%	1.73%	1.69%	1.55%	1.47%
Ratio of net investment loss to average net assets[3]	(0.47)%[8]	(0.46)%	(0.65)%	(0.32)%	(0.51)%	(0.59)%
Portfolio turnover	115%[6]	233%	99%	70%	99%	63%
Net assets end of period (000’s) omitted	$12,229	$11,549	$11,009	$9,570	$12,671	$14,842

19

AMG Frontier Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal years ended October 31,
Class Z	(unaudited)	2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$12.31	$13.70	$10.63	$13.95	$25.69	$26.72
Income (loss) from Investment Operations:
Net investment loss[2,3]	(0.02)	(0.05)	(0.06)	(0.01)[4]	(0.05)	(0.09)[5]
Net realized and unrealized gain (loss) on investments	0.46	1.66	3.18	(0.22)	0.21	2.10
Total income (loss) from investment operations	0.44	1.61	3.12	(0.23)	0.16	2.01
Less Distributions to Shareholders from:
Net realized gain on investments	(4.05)	(3.00)	(0.05)	(3.09)	(11.90)	(3.04)
Net Asset Value, End of Period	$8.70	$12.31	$13.70	$10.63	$13.95	$25.69
Total Return[3]	11.51%[6,7]	14.26%[7]	29.42%[7]	(2.53)%[7]	(2.55)%	7.78%
Ratio of net expenses to average net assets	0.90%[8]	0.90%	1.00%	1.05%	1.05%	1.05%
Ratio of gross expenses to average net assets[9]	1.53%[8]	1.41%	1.58%	1.44%	1.32%	1.24%
Ratio of net investment loss to average net assets[3]	(0.41)%[8]	(0.36)%	(0.50)%	(0.10)%	(0.28)%	(0.34)%
Portfolio turnover	115%[6]	233%	99%	70%	99%	63%
Net assets end of period (000’s) omitted	$7,256	$6,418	$7,354	$9,114	$16,366	$21,070

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment loss would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.09), $(0.06), and $(0.04) for Class N, Class I and Class Z shares, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.22), $(0.16), and $(0.10) for Class N, Class I and Class Z shares, respectively.
[6]	Not annualized.
[7]	The total return is calculated using the published Net Asset Value as of period end.
[8]	Annualized.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

20

AMG Managers Emerging Opportunities Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal years ended October 31,
Class N	(unaudited)	2018	2017[1]	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$48.48	$50.06	$37.09	$40.76	$47.11	$51.19
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.06)	(0.32)	(0.27)[5]	(0.17)[6]	(0.24)[7]	(0.29)[8]
Net realized and unrealized gain (loss) on investments	1.33	4.45	13.38	1.02	(0.79)	3.01
Total income (loss) from investment operations	1.27	4.13	13.11	0.85	(1.03)	2.72
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	—	—
Net realized gain on investments	(8.65)	(5.71)	(0.14)	(4.52)	(5.32)	(6.80)
Total distributions to shareholders	(8.65)	(5.71)	(0.14)	(4.52)	(5.32)	(6.80)
Net Asset Value, End of Period	$41.10	$48.48	$50.06	$37.09	$40.76	$47.11
Total Return[4,9]	6.58%[10]	8.82%	35.43%	2.50%	(3.01)%	5.09%
Ratio of net expenses to average net assets[11]	1.33%[12]	1.41%	1.42%	1.41%	1.42%	1.41%[13]
Ratio of gross expenses to average net assets[14]	1.42%[12]	1.50%	1.51%	1.62%	1.61%	1.61%[13]
Ratio of net investment loss to average net assets[4]	(0.30)%[12]	(0.63)%	(0.62)%	(0.47)%	(0.55)%	(0.61)%[13]
Portfolio turnover	54%[10]	55%	58%	72%	89%	98%
Net assets end of period (000’s) omitted	$148,993	$148,419	$148,915	$124,045	$145,980	$169,398

21

AMG Managers Emerging Opportunities Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal years ended October 31,
Class I	(unaudited)	2018	2017	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$49.19	$50.60	$37.40	$41.05	$47.32	$51.31
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.01)	(0.20)	(0.16)[5]	(0.08)[6]	(0.13)[7]	(0.17)[8]
Net realized and unrealized gain (loss) on investments	1.39	4.50	13.51	1.02	(0.80)	3.00
Total income (loss) from investment operations	1.38	4.30	13.35	0.94	(0.93)	2.83
Less Distributions to Shareholders from:
Net investment income	—	—	—	(0.04)	—	—
Net realized gain on investments	(8.65)	(5.71)	(0.15)	(4.55)	(5.34)	(6.82)
Total distributions to shareholders	(8.65)	(5.71)	(0.15)	(4.59)	(5.34)	(6.82)
Net Asset Value, End of Period	$41.92	$49.19	$50.60	$37.40	$41.05	$47.32
Total Return[4,9]	6.72%[10]	9.09%	35.80%	2.73%	(2.76)%	5.33%
Ratio of net expenses to average net assets[11]	1.08%[12]	1.16%	1.17%	1.16%	1.17%	1.16%[13]
Ratio of gross expenses to average net assets[14]	1.17%[12]	1.25%	1.26%	1.37%	1.36%	1.36%[13]
Ratio of net investment loss to average net assets[4]	(0.05)%[12]	(0.38)%	(0.37)%	(0.22)%	(0.30)%	(0.36)%[13]
Portfolio turnover	54%[10]	55%	58%	72%	89%	98%
Net assets end of period (000’s) omitted	$29,768	$28,485	$23,974	$25,127	$31,111	$35,282

[1]	Effective February 27, 2017, Class S was renamed Class N.
[2]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I, respectively.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment loss would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.34) and $(0.23) for Class N and Class I shares, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.24) and $(0.15) for Class N and Class I shares, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.30) and $(0.19) for Class N and Class I shares, respectively.
[8]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.33) and $(0.21) for Class N and Class I shares, respectively.
[9]	The total return is calculated using the published Net Asset Value as of period end.
[10]	Not annualized.
[11]

Includes reduction from broker recapture amounting to 0.01% for the six months ended April 30, 2019 and 0.02%, 0.01%, 0.02% and 0.03% for the fiscal years ended 2018, 2017, 2016 and 2014, respectively.

[12]	Annualized.
[13]	Includes tax expense of $23,725 or 0.01%.
[14]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

22

Notes to Financial Statements (unaudited) April 30, 2019

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are the AMG Frontier Small Cap Growth Fund (“Small Cap”) and AMG Managers Emerging Opportunities Fund (“Emerging Opportunities”), each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares. Both Funds offer Class N and Class I shares, and Small Cap offers Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the

Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted

23

Notes to Financial Statements (continued)

prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Emerging Opportunities had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended April 30, 2019, the impact on the expenses and expense ratios, if any, were as follows: Emerging Opportunities—$10,061 or 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to current year redesignations of net operating loss to offset short term capital gains and distributions received from investments in certain partnerships. Temporary differences are due to distributions received from investments in certain partnerships and wash sales deferrals.

At April 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Small Cap	$18,966,663	$3,264,290	$(458,308)	$2,805,982
Emerging Opportunities	147,388,401	42,522,741	(5,778,056)	36,744,685

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of April 30, 2019, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2018, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2019, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

24

Notes to Financial Statements (continued)

For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018, the capital stock transactions by class for the Funds were as follows:

		Small Cap				Emerging Opportunities
	April 30, 2019		October 31, 2018		April 30, 2019		October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	167,940	$1,376,326	81,198	$1,027,555	108,127	$4,446,667	144,622	$7,315,263
Reinvestment of distributions	21,357	137,752	7,083	74,443	782,287	26,323,951	358,001	16,528,925
Cost of shares repurchased	(101,382)	(854,868)	(56,888)	(708,083)	(326,684)	(12,454,141)	(415,804)	(20,639,398)

Net increase	87,915	$659,210	31,393	$393,915	563,730	$18,316,477	86,819	$3,204,790

Class I:
Proceeds from sale of shares	133,646	$1,090,779	381,012	$4,840,005	69,867	$2,859,340	144,567	$7,713,952
Reinvestment of distributions	531,454	3,587,315	222,143	2,394,702	139,442	4,781,458	55,932	2,614,790
Cost of shares repurchased	(165,632)	(1,554,133)	(460,240)	(5,775,001)	(78,182)	(3,175,685)	(95,234)	(4,894,416)

Net increase	499,468	$3,123,961	142,915	$1,459,706	131,127	$4,465,113	105,265	$5,434,326

Class Z:
Proceeds from sale of shares	41,841	$500,000	14,195	$169,188	—	—	—	—
Reinvestment of distributions	319,631	2,240,613	145,679	1,606,835	—	—	—	—
Cost of shares repurchased	(48,734)	(426,392)	(175,189)	(2,069,986)	—	—	—	—

Net increase (decrease)	312,738	$2,314,221	(15,315)	$(293,963)	—	—	—	—

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2019, the market value of Repurchase Agreements outstanding for Small Cap and Emerging Opportunities were $1,023,510 and $4,954,582, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager. Small Cap is managed by Frontier Capital Management Co., LLC (“Frontier”). AMG indirectly owns a majority interest in Frontier. Emerging Opportunities is managed by Next Century Growth Investors, LLC, RBC Global Asset Management (U.S.) Inc., and WEDGE Capital Management LLP. Effective March 19, 2019, Lord, Abbett & Co. LLC no longer manages a portion of the Emerging Opportunities Portfolio of Investments.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2019, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Small Cap	0.70%
Emerging Opportunities	0.74%[1]

[1]	Prior to March 1, 2019, the annual rate for the investment management fees for Emerging Opportunities was 1.00% of the Fund’s average daily net assets.

The Investment Manager has contractually agreed, through at least March 1, 2020 to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and

25

Notes to Financial Statements (continued)

other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Small Cap and Emerging Opportunities to 0.90% and 0.94%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. Prior to March 1, 2019, the Emerging Opportunities contractual expense limitation was 1.18%.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At April 30, 2019, the Funds’ expiration of recoupment is as follows:

Expiration Period	Small Cap	Emerging Opportunities
Less than 1 year	$90,841	$200,650
Within 2 years	108,309	123,762
Within 3 years	114,490	133,467

Total Amount Subject to Recoupment	$313,640	$457,879

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Small Cap has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, Small Cap may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For Class N of Small Cap and Emerging Opportunities, and for Class I of Small Cap, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. Class N shares of Small Cap and Emerging Opportunities and Class I shares of Small Cap may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the six months ended April 30, 2019, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Small Cap
Class N	0.15%	0.15%
Class I	0.15%	0.06%
Emerging Opportunities
Class N	0.25%	0.25%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended April 30, 2019, Small Cap borrowed a maximum of $350,968 for five days paying interest of $138. The interest expense amount is included in the Statement of Operations as miscellaneous expense. For the six months ended April 30, 2019, Emerging Opportunities neither borrowed from nor lent to other funds in the AMG Funds family. At April 30, 2019, the Funds had no interfund loans outstanding.

For the six months ended April 30, 2019, Emerging Opportunities executed security transactions with other funds affiliated with Lord, Abbett & Co. LLC. Each of the transactions were executed at the closing price of the security transacted and with no commissions under Rule 17a-7 procedures approved by the Board. The amounts purchased and sold during the six months ended April 30, 2019, are reflected in the following chart:

26

Notes to Financial Statements (continued)

	Number of Transactions	Total Quantity	Cost/Proceeds
Purchases	2	17,208	$351,687
Sales*	2	17,532	1,047,929

*	Realized gain was $637,391.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2019, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Small Cap	$22,287,740	$21,613,113
Emerging Opportunities	90,072,548	96,887,743

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2019.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at April 30, 2019, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
Small Cap	$5,990,483	$1,023,510	$5,135,266	$6,158,776
Emerging Opportunities	25,309,828	4,954,582	21,139,925	26,094,507

The following table summarizes the securities received as collateral for securities lending:

Fund	Collateral Type	Coupon Range		Maturity Date Range
Small Cap	U.S. Treasury Obligations	0.000	%-8.750%	05/09/19-11/15/48
Emerging Opportunities	U.S. Treasury Obligations	0.000	%-8.750%	05/09/19-11/15/48

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

27

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2019:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
Small Cap
Bank of Montreal	$23,510	—	$23,510	$23,510	—
HSBC Securities USA, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$1,023,510	—	$1,023,510	$1,023,510	—

Emerging Opportunities
BNP Paribas SA	$247,410	—	$247,410	$247,410	—
Cantor Fitzgerald Securities, Inc.	1,176,793	—	1,176,793	1,176,793	—
Citigroup Global Markets, Inc.	1,176,793	—	1,176,793	1,176,793	—
HSBC Securities USA, Inc.	1,176,793	—	1,176,793	1,176,793	—
RBC Dominion Securities, Inc.	1,176,793	—	1,176,793	1,176,793	—

Total	$4,954,582	—	$4,954,582	$4,954,582	—

7. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

28

INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, which has replaced Form NQ. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	29

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets Equity

AMG GW&K Trilogy Emerging Wealth Equity

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	043019	SAR022

AMG Funds

April 30, 2019

AMG GW&K U.S. Small Cap Growth Fund
Class N: ATASX	Class I: ATSIX	Class Z: ATAZX

AMG GW&K Core Bond ESG Fund (formerly AMG GW&K Core Bond Fund)
Class N: MBGVX	Class I: MBDFX	Class Z: MBDLX

AMG GW&K Trilogy Emerging Wealth Equity Fund (formerly AMG Trilogy Emerging Wealth Equity Fund)
Class N: TYWVX	Class I: TYWSX	Class Z: TYWIX

AMG GW&K Trilogy Emerging Markets Equity Fund (formerly AMG Trilogy Emerging Markets Equity Fund)
Class N: TLEVX	Class I: TLESX	Class Z: TLEIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com	043019	SAR069

AMG Funds
Semi-Annual Report — April 30, 2019 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K U.S. Small Cap Growth Fund	5

AMG GW&K Core Bond ESG Fund	8

AMG GW&K Trilogy Emerging Wealth Equity Fund	12

AMG GW&K Trilogy Emerging Markets Equity Fund	16

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	20

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	22

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	23

Detail of changes in assets for the past two fiscal periods

Financial Highlights	25

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	37

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	44

APPROVAL OF INVESTMENT MANAGEMENT AND INTERMIM SUBADVISORY AGREEMENTS	45

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2019	Expense Ratio for the Period	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Expenses Paid During the Period*
AMG GW&K U.S. Small Cap Growth Fund
Based on Actual Fund Return
Class N	1.22%	$1,000	$1,118	$6.41
Class I	1.00%	$1,000	$1,117	$5.25
Class Z	0.90%	$1,000	$1,121	$4.73
Based on Hypothetical 5% Annual Return
Class N	1.22%	$1,000	$1,019	$6.11
Class I	1.00%	$1,000	$1,020	$5.01
Class Z	0.90%	$1,000	$1,020	$4.51
AMG GW&K Core Bond ESG Fund
Based on Actual Fund Return
Class N	0.88%	$1,000	$1,051	$4.48
Class I	0.56%	$1,000	$1,054	$2.85
Class Z	0.48%	$1,000	$1,054	$2.44
Based on Hypothetical 5% Annual Return
Class N	0.88%	$1,000	$1,020	$4.41
Class I	0.56%	$1,000	$1,022	$2.81
Class Z	0.48%	$1,000	$1,022	$2.41

Six Months Ended April 30, 2019	Expense Ratio for the Period	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Expenses Paid During the Period*
AMG GW&K Trilogy Emerging Wealth Equity Fund
Based on Actual Fund Return
Class N	1.40%	$1,000	$1,260	$7.84
Class I	1.12%	$1,000	$1,261	$6.28
Class Z	1.00%	$1,000	$1,262	$5.61
Based on Hypothetical 5% Annual Return
Class N	1.40%	$1,000	$1,018	$7.00
Class I	1.12%	$1,000	$1,019	$5.61
Class Z	1.00%	$1,000	$1,020	$5.01
AMG GW&K Trilogy Emerging Markets Equity Fund
Based on Actual Fund Return
Class N	1.25%	$1,000	$1,179	$6.75
Class I	0.94%	$1,000	$1,181	$5.08
Class Z	0.85%	$1,000	$1,181	$4.60
Based on Hypothetical 5% Annual Return
Class N	1.25%	$1,000	$1,019	$6.26
Class I	0.94%	$1,000	$1,020	$4.71
Class Z	0.85%	$1,000	$1,021	$4.26

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited)
Periods ended April 30, 2019

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2019.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K U.S. Small Cap Growth Fund2, [3,4,5]
Class N	11.79%	10.98%	7.88%	12.28%	9.95%	11/30/00
Class I	11.70%	11.26%	8.16%	12.56%	8.39%	01/04/05
Class Z	12.12%	11.68%	—	—	14.61%	02/24/17
Russell 2000® Growth Index[17]	8.27%	6.91%	10.22%	15.24%	7.52%	11/30/00	†
AMG GW&K Core Bond ESG Fund2, [6,7,8,9,10,11]
Class N	5.14%	4.68%	—	—	1.60%	05/08/15
Class I	5.35%	5.05%	2.23%	4.42%	5.73%	04/30/93
Class Z	5.41%	5.15%	—	—	2.02%	05/08/15
Bloomberg Barclays U.S. Aggregate Bond Index®[18]	5.49%	5.29%	2.57%	3.72%	5.19%	04/30/93	†
AMG GW&K Trilogy Emerging Wealth Equity Fund3, [5,9,12,13,14,15]
Class N	25.99%	1.77%	—	—	8.32%	03/19/15
Class I	26.08%	2.04%	—	—	8.59%	03/19/15
Class Z	26.20%	2.08%	—	—	8.69%	03/19/15
MSCI Emerging Markets Index (Net)[19]	13.76%	(5.04%)	—	—	5.18%	03/19/15	†
AMG GW&K Trilogy Emerging Markets Equity Fund3, [4,5,9,12,13,14,15,16]
Class N	17.90%	(0.87%)	3.89%	—	1.60%	03/01/12
Class I	18.08%	(0.54%)	4.24%	—	0.88%	03/01/11
Class Z	18.10%	(0.50%)	4.37%	—	0.98%	03/01/11
MSCI Emerging Markets Index (Net)[19]	13.76%	(5.04%)	4.04%	—	2.07%	03/01/11	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2019. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[4]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[5]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[6]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[7]	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
[8]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[9]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[10]

Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[11]

Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments

Fund Performance
Periods ended April 30, 2019 (continued)

are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.
[12]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[13]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[14]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[15]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[16]

Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

[17]

The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[18]

The Bloomberg Barclays U.S. Aggregate Bond Index® is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond Index® is unmanaged, is not available for investment and does not incur expenses.

[19]

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI Emerging Markets Index is unmanaged, is not available for investment and does not incur expenses.

The Russell 2000® Growth Index is a trademark of the London Stock Exchange Group companies.

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG GW&K U.S. Small Cap Growth Fund
Fund Snapshots (unaudited)
April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Health Care	27.4
Information Technology	22.5
Industrials	16.7
Consumer Discretionary	16.1
Financials	7.0
Materials	3.0
Real Estate	3.0
Consumer Staples	1.7
Energy	1.2
Short-Term Investments	3.3
Other Assets Less Liabilities	(1.9)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Grand Canyon Education, Inc.	3.0
Five Below, Inc.	3.0
Paylocity Holding Corp.	2.5
Rapid7, Inc.	2.5
HubSpot, Inc.	2.4
Mimecast, Ltd. (Jersey)	2.4
Fox Factory Holding Corp.	2.2
EPAM Systems, Inc.	2.2
Exponent, Inc.	2.1
SiteOne Landscape Supply, Inc.	2.1

Top Ten as a Group	24.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2019

	Shares	Value
Common Stocks - 98.6%
Consumer Discretionary - 16.1%
Churchill Downs, Inc.	4,471	$450,900
Chuy’s Holdings, Inc.*	12,265	243,951
Dave & Buster’s Entertainment, Inc.[1]	8,738	496,668
Five Below, Inc.*	6,746	987,547
Fox Factory Holding Corp.*,1	9,424	731,302
Grand Canyon Education, Inc.*	8,699	1,008,127
Lithia Motors, Inc., Class A	2,600	295,152
Ollie’s Bargain Outlet Holdings, Inc.*,1	4,307	411,922
Oxford Industries, Inc.	4,544	377,425
Pool Corp.	1,985	364,724
Total Consumer Discretionary		5,367,718
Consumer Staples - 1.7%
Performance Food Group Co.*	9,058	370,925
PriceSmart, Inc.[1]	3,596	215,077
Total Consumer Staples		586,002
Energy - 1.2%
Matador Resources Co.*,1	19,633	386,574
Financials - 7.0%
Ameris Bancorp	12,965	472,704
Encore Capital Group, Inc.*,1	8,434	238,345
Heritage Insurance Holdings, Inc.	10,554	143,957
Houlihan Lokey, Inc.	7,594	374,536
Pinnacle Financial Partners, Inc.	8,848	513,803
Stifel Financial Corp.	4,673	278,838
Texas Capital Bancshares, Inc.*	1,166	75,475
Union Bankshares Corp.	6,195	226,117
Total Financials		2,323,775
Health Care - 27.4%
Acadia Healthcare Co., Inc.*,1	5,892	188,662
Aimmune Therapeutics, Inc.*,1	16,528	332,874
Amicus Therapeutics, Inc.*	36,430	485,976
Amneal Pharmaceuticals, Inc.*,1	22,497	289,536
AtriCure, Inc.*	14,940	448,499
Biohaven Pharmaceutical Holding Co., Ltd.*	8,707	521,114
Bruker Corp.	7,790	300,694
Cardiovascular Systems, Inc.*	16,193	575,499
Catalent, Inc.*	14,522	650,876
Dova Pharmaceuticals, Inc.*,1	13,690	125,948
Global Blood Therapeutics, Inc.*,1	8,509	471,399
Globus Medical, Inc., Class A*	12,808	577,513

	Shares	Value
GW Pharmaceuticals PLC, ADR (United Kingdom)*	2,218	$375,530
ICU Medical, Inc.*	2,474	562,835
LHC Group, Inc.*	3,552	394,663
Medidata Solutions, Inc.*,1	6,798	614,131
Portola Pharmaceuticals, Inc.*,1	10,557	372,662
Retrophin, Inc.*,1	12,114	231,135
Syneos Health, Inc.*,1	12,004	563,348
Vericel Corp.*,1	18,090	307,349
Wright Medical Group NV (Netherlands)*	14,258	421,609
Zogenix, Inc.*,1	8,383	326,853
Total Health Care		9,138,705
Industrials - 16.7%
AAR Corp.	12,227	412,906
Dycom Industries, Inc.*,1	3,037	150,605
Exponent, Inc.	12,459	705,428
Forrester Research, Inc.	9,160	465,878
Healthcare Services Group, Inc.[1]	7,305	247,274
JELD-WEN Holding, Inc.*	7,250	143,187
John Bean Technologies Corp.[1]	4,328	475,171
Knight-Swift Transportation Holdings, Inc.[1]	7,276	242,655
Ritchie Bros. Auctioneers, Inc. (Canada)	15,305	532,461
SiteOne Landscape Supply, Inc.*,1	10,395	699,583
Spartan Motors, Inc.	31,339	291,453
Sun Hydraulics Corp.	5,171	270,650
Thermon Group Holdings, Inc.*	13,410	345,844
Woodward, Inc.	5,491	597,970
Total Industrials		5,581,065
Information Technology - 22.5%
Bottomline Technologies, Inc.*	5,834	295,025
Cabot Microelectronics Corp.	3,124	394,405
Entegris, Inc.	10,149	414,688
EPAM Systems, Inc.*	4,011	719,413
ExlService Holdings, Inc.*	4,627	274,844
HubSpot, Inc.*,1	4,349	802,347
MACOM Technology Solutions Holdings, Inc.*	9,753	135,469
Mimecast, Ltd. (Jersey)*	15,498	798,302
Paylocity Holding Corp.*	8,776	847,323
Power Integrations, Inc.	4,669	368,945
Rapid7, Inc.*	15,480	841,183
Rogers Corp.*	3,568	597,711
Silicon Laboratories, Inc.*	4,801	516,876

The accompanying notes are an integral part of these financial statements.

AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 22.5% (continued)
Virtusa Corp.*	9,017	$500,894
Total Information Technology		7,507,425
Materials - 3.0%
Balchem Corp.	6,357	645,299
PolyOne Corp.	12,769	352,935
Total Materials		998,234
Real Estate - 3.0%
QTS Realty Trust, Inc., Class A, REIT	11,592	525,697
STAG Industrial, Inc., REIT	16,262	468,021
Total Real Estate		993,718
Total Common Stocks (Cost $24,268,042)		32,883,216
	Principal Amount
Short-Term Investments - 3.3%
Joint Repurchase Agreements - 1.6%[2]
JP Morgan Securities LLC, dated 04/30/19, due 05/01/19, 2.750% total to be received $538,885 (collateralized by various U.S. Treasuries, 2.125% - 2.250%, 09/30/21 - 04/30/24, totaling $549,621)	$538,844	538,844

	Shares	Value
Other Investment Companies - 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[3]	181,205	$181,205
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	181,206	181,206
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[3]	186,697	186,697
Total Other Investment Companies		549,108
Total Short-Term Investments (Cost $1,087,952)		1,087,952
Total Investments - 101.9% (Cost $25,355,994)		33,971,168
Other Assets, less Liabilities - (1.9)%		(633,683)
Net Assets - 100.0%		$33,337,485

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $7,131,065 or 21.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$32,883,216	—	—	$32,883,216
Short-Term Investments
Joint Repurchase Agreements	—	$538,844	—	538,844
Other Investment Companies	549,108	—	—	549,108

Total Investments in Securities	$33,432,324	$538,844	—	$33,971,168

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Core Bond ESG Fund
Fund Snapshots (unaudited)
April 30, 2019

PORTFOLIO BREAKDOWN

Category	% of Net Assets
U.S. Government and Agency Obligations	47.0
Corporate Bonds and Notes	41.6
Municipal Bonds	8.4
Short-Term Investments	1.4
Other Assets Less Liabilities	1.6

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	48.5
Aaa	1.3
Aa	16.9
A	21.8
Baa	11.5

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
United States Treasury Notes, 2.000%, 11/30/22	5.3
United States Treasury Bonds, 4.500%, 02/15/36	4.0
FNMA, 4.500%, 06/01/41	2.7
FNMA, 4.000%, 12/01/33	2.6
FNMA, 4.500%, 04/01/39	2.6
FNMA, 4.500%, 04/01/39	2.6
FNMA, 5.000%, 02/01/34	2.5
FNMA, 4.500%, 06/01/46	2.3
United States Treasury Notes, 6.250%, 08/15/23	2.2
FNMA, 5.000%, 08/01/40	2.1

Top Ten as a Group	28.9

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2019

	Principal Amount	Value
Corporate Bonds and Notes—41.6%
Financials—17.4%
Aircastle, Ltd. 4.125%, 05/01/24	$3,421,000	$3,431,571
American Tower Corp. 3.375%, 10/15/26	1,809,000	1,785,958
Bank of America Corp., MTN 3.875%, 08/01/25	3,911,000	4,051,629
Berkshire Hathaway, Inc. 3.125%, 03/15/26	3,480,000	3,501,989
Citigroup, Inc. (3 month LIBOR + 1.023%) 4.044%, 06/01/24[1]	3,852,000	3,978,110
The Goldman Sachs Group, Inc. 3.500%, 11/16/26	3,500,000	3,453,756
Host Hotels & Resorts, LP Series C 4.750%, 03/01/23	2,654,000	2,779,724
JPMorgan Chase & Co. 2.950%, 10/01/26	2,435,000	2,385,167
Morgan Stanley, GMTN 5.500%, 07/28/21	2,122,000	2,240,645
National Rural Utilities Cooperative Finance Corp., MTN 3.250%, 11/01/25	2,313,000	2,357,164
Simon Property Group LP 3.300%, 01/15/26	2,320,000	2,339,302
US Bancorp, MTN 2.950%, 07/15/22	4,546,000	4,571,636
Visa, Inc., MTN 3.150%, 12/14/25	2,890,000	2,934,923
Total Financials		39,811,574
Industrials—24.2%
Advocate Health & Hospitals Corp. 4.272%, 08/15/48	2,235,000	2,342,702
AT&T, Inc. 4.250%, 03/01/27	4,424,000	4,596,351
Automatic Data Processing, Inc. 3.375%, 09/15/25	3,366,000	3,476,726
Burlington Northern Santa Fe LLC 6.150%, 05/01/37	2,213,000	2,839,510
CVS Health Corp. 5.125%, 07/20/45	2,153,000	2,143,819
Exelon Corp. 3.400%, 04/15/26	995,000	998,483
Fidelity National Information Services, Inc. 5.000%, 10/15/25	2,115,000	2,303,675

	Principal Amount	Value
The George Washington University Series 2018 4.126%, 09/15/48	$3,379,000	$3,557,233
Georgia-Pacific LLC 8.000%, 01/15/24	1,810,000	2,207,642
HCA, Inc. 5.000%, 03/15/24	2,719,000	2,881,609
International Paper Co. 3.000%, 02/15/27	4,280,000	4,109,437
Kaiser Foundation Hospitals 3.150%, 05/01/27	2,348,000	2,344,901
McDonald’s Corp., MTN 3.700%, 01/30/26	2,830,000	2,913,216
Microsoft Corp. 3.750%, 02/12/45	2,898,000	2,930,154
Oracle Corp. 3.800%, 11/15/37	2,305,000	2,289,974
RELX Capital, Inc. 4.000%, 03/18/29	2,270,000	2,320,052
Rockwell Automation, Inc. 3.500%, 03/01/29	2,248,000	2,305,571
Verizon Communications, Inc. 3.875%, 02/08/29	4,510,000	4,670,680
Walmart, Inc. 4.050%, 06/29/48	1,673,000	1,762,631
The Walt Disney Co., MTN 2.950%, 06/15/27	2,390,000	2,389,872
Total Industrials		55,384,238
Total Corporate Bonds and Notes (Cost $94,563,234)		95,195,812
Municipal Bonds—8.4%
Los Angeles Unified School District School Improvements 5.750%, 07/01/34	3,155,000	3,912,799
State of California 7.550%, 04/01/39	3,005,000	4,597,830
University of California 3.349%, 07/01/29	2,830,000	2,881,563
New Jersey Transportation Trust Fund Authority 5.754%, 12/15/28	2,520,000	2,806,373
Metropolitan Transportation Authority 6.687%, 11/15/40	2,025,000	2,722,633
JobsOhio Beverage System 4.532%, 01/01/35	2,090,000	2,346,506
Total Municipal Bonds (Cost $18,969,833)		19,267,704

The accompanying notes are an integral part of these financial statements.

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations—47.0%
Fannie Mae—27.5%
FNMA
3.000%, 09/01/46 to 11/01/46	$3,267,809	$3,235,932
3.500%, 03/01/30 to 02/01/46	7,584,049	7,739,460
4.000%, 12/01/33 to 02/01/47	13,173,501	13,726,243
4.500%, 04/01/39 to 06/01/46	25,166,755	26,665,441
5.000%, 02/01/34 to 08/01/40	10,758,620	11,561,679
Total Fannie Mae		62,928,755
Freddie Mac—7.0%
FHLMC Gold Pool
3.000%, 06/01/43	362,207	359,968
3.500%, 07/01/32 to 05/01/44	2,918,895	2,987,254
4.000%, 05/01/26	188,064	194,857
5.000%, 01/01/40 to 07/01/44	5,273,758	5,698,172
FHLMC Multifamily Structured Pass Through Certificates
Series K071, Class A2 3.286%, 11/25/27	3,243,000	3,330,872
Series K062, Class A2 3.413%, 12/25/26	513,000	532,116
Series K063, Class A2 3.430%, 01/25/27[2]	2,950,000	3,063,206
Total Freddie Mac		16,166,445
U.S. Treasury Obligations—12.5%
United States Treasury Notes 1.750%, 03/31/22	2,307,000	2,275,549

	Principal Amount	Value
United States Treasury Notes
2.000%, 11/30/22	$12,121,000	$12,015,888
6.250%, 08/15/23	4,349,000	5,050,701
United States Treasury Bonds 4.500%, 02/15/36	7,361,000	9,182,848
Total U.S. Treasury Obligations		28,524,986
Total U.S. Government and Agency Obligations (Cost $108,801,253)		107,620,186

	Shares
Short-Term Investments—1.4%
Other Investment Companies—1.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[3]	1,037,635	1,037,635
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	1,037,636	1,037,636
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[3]	1,069,080	1,069,080
Total Short-Term Investments (Cost $3,144,351)		3,144,351
Total Investments—98.4% (Cost $225,478,671)		225,228,053
Other Assets, less Liabilities—1.6%		3,569,933
Net Assets—100.0%		$228,797,986

[1]	Variable rate security. The rate shown is based on the latest available information as of April 30, 2019.
[2]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[3]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note

The accompanying notes are an integral part of these financial statements.

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$95,195,812	—	$95,195,812
Municipal Bonds	—	19,267,704	—	19,267,704
U.S. Government and Agency Obligations†	—	107,620,186	—	107,620,186
Short-Term Investments
Other Investment Companies	$3,144,351	—	—	3,144,351

Total Investments in Securities	$3,144,351	$222,083,702	—	$225,228,053

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Trilogy Emerging Wealth Equity Fund
Fund Snapshots (unaudited)
April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Consumer Discretionary	32.1
Financials	26.7
Information Technology	9.6
Communication Services	9.2
Consumer Staples	9.1
Health Care	4.7
Materials	3.1
Industrials	2.7
Short-Term Investments	4.5
Other Assets Less Liabilities	(1.7)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Alibaba Group Holding, Ltd., Sponsored ADR (China)	6.3
Sands China, Ltd. (Macau)	5.3
Ping An Insurance Group Co. of China, Ltd., Class H (China)	5.2
Infineon Technologies AG (Germany)	4.8
HDFC Bank, Ltd., ADR (India)	4.6
Sberbank of Russia PJSC, Sponsored ADR (Russia)	4.3
Tencent Holdings, Ltd. (China)	4.0
QUALCOMM, Inc.	3.9
AIA Group, Ltd. (Hong Kong)	3.8
Yum China Holdings, Inc. (China)	3.5

Top Ten as a Group	45.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2019

	Shares	Value
Common Stocks—97.2%
Communication Services—9.2%
Baidu, Inc., Sponsored ADR (China)*	10,841	$1,802,100
Bharti Infratel, Ltd. (India)	59,300	223,901
iQIYI, Inc., ADR (Cayman Islands)*,1	30,393	671,989
MultiChoice Group, Ltd. (South Africa)*	32,198	289,118
Tencent Holdings, Ltd. (China)	76,600	3,775,435
Tencent Music Entertainment Group, ADR (Cayman Islands)*,1	13,959	240,095
The Walt Disney Co. (United States)	1,911	261,750
Zee Entertainment Enterprises, Ltd. (India)	228,448	1,421,179
Total Communication Services		8,685,567
Consumer Discretionary—32.1%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*,1	32,211	5,977,395
Booking Holdings, Inc. (United States)*	345	639,972
Ctrip.com International, Ltd., ADR (China)*	68,945	3,037,027
Eicher Motors, Ltd. (India)	4,660	1,365,120
Hermes International (France)	475	334,195
Huazhu Group Ltd., ADR (China)[1]	14,281	605,514
LVMH Moet Hennessy Louis Vuitton SE (France)	3,035	1,191,598
MakeMyTrip, Ltd. (India)*	42,579	1,073,417
Maruti Suzuki India, Ltd. (India)	17,588	1,685,273
Moncler SpA (Italy)	17,382	714,651
Naspers, Ltd., N Shares (South Africa)	2,498	642,612
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)*	12,458	1,189,241
NIKE, Inc., Class B (United States)	3,316	291,244
Samsonite International, S.A. (United States)[2]	849,600	2,436,635
Sands China, Ltd. (Macau)	898,800	4,947,140
Starbucks Corp. (United States)	2,976	231,176
Tiffany & Co. (United States)[1]	5,551	598,509
Yum China Holdings, Inc. (China)	70,074	3,331,318
Total Consumer Discretionary		30,292,037
Consumer Staples—9.1%
Kimberly-Clark de Mexico, SAB de CV, Class A (Mexico)	119,700	206,722
Kweichow Moutai Co., Ltd., Class A (China)	13,793	1,994,599
LG Household & Health Care, Ltd. (South Korea)	2,329	2,837,949
Shoprite Holdings, Ltd. (South Africa)	80,600	972,923
Unilever, N.V. (United Kingdom)	2,989	180,849
Wal-Mart de Mexico, SAB de CV (Mexico)	353,500	1,038,623
Wuliangye Yibin Co., Ltd., Class A (China)	88,503	1,344,296
Total Consumer Staples		8,575,961

	Shares	Value
Financials—26.7%
AIA Group, Ltd. (Hong Kong)	353,000	$3,614,521
Bank Mandiri Persero Tbk PT (Indonesia)*	1,262,400	687,761
China Construction Bank Corp., Class H (China)	1,859,900	1,639,624
China Merchants Bank Co., Ltd., Class H (China)	331,500	1,640,596
Credicorp, Ltd. (Peru)	854	202,312
Grupo Financiero Banorte, S.A.B de CV (Mexico)	316,300	2,004,138
HDFC Bank, Ltd., ADR (India)	37,868	4,341,566
Kotak Mahindra (India)	70,321	1,402,411
Noah Holdings, Ltd., ADR (China)*,1	13,364	726,200
Ping An Insurance Group Co. of China, Ltd., Class H (China)	407,500	4,932,651
Sberbank of Russia PJSC, Sponsored ADR (Russia)	280,351	4,018,528
Total Financials		25,210,308
Health Care—4.7%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	502,291	2,200,184
CSPC Pharmaceutical Group, Ltd. (China)	114,000	220,046
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	7,200	70,349
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	43,680	426,783
Novo Nordisk A/S, Class B (Denmark)	11,229	550,160
Ping An Healthcare and Technology Co., Ltd. (China)*,1,2	120,000	588,728
Yunnan Baiyao Group Co., Ltd., Class A (China)	30,257	397,818
Total Health Care		4,454,068
Industrials—2.7%
Copa Holdings, S.A., Class A (Panama)	8,771	730,274
FANUC Corp. (Japan)	7,800	1,465,429
Havells India, Ltd. (India)	35,971	400,552
Total Industrials		2,596,255
Information Technology—9.6%
Infineon Technologies AG (Germany)	190,495	4,515,813
Mastercard, Inc., Class A (United States)	3,131	796,025
QUALCOMM, Inc. (United States)	43,036	3,706,691
Total Information Technology		9,018,529
Materials—3.1%
Asian Paints, Ltd. (India)	50,574	1,063,896
Chr Hansen Holding A/S (Denmark)	11,174	1,141,771
Novozymes A/S (Denmark)	15,250	711,799
Total Materials		2,917,466
Total Common Stocks (Cost $78,039,354)		91,750,191

The accompanying notes are an integral part of these financial statements.

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments—4.5%
Joint Repurchase Agreements—1.9%[3]
BNP Paribas SA, dated 04/30/19, due 05/01/19, 2.700% total to be received $814,620 (collateralized by various U.S. Treasuries, 0.000% - 8.750%, 05/21/19 - 09/09/49, totaling $830,850)	$814,559	$814,559
RBC Dominion Securities, Inc., dated 04/30/19, due 05/01/19, 2.720% total to be received $1,000,076 (collateralized by various U.S. Government Agency Obligations, 2.652% - 7.000%, 04/01/34 - 04/20/49, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		1,814,559

	Shares
Other Investment Companies—2.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[4]	816,271	816,271

	Shares	Value
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[4]	816,271	$816,271
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[4]	841,006	841,006
Total Other Investment Companies		2,473,548
Total Short-Term Investments (Cost $4,288,107)		4,288,107
Total Investments—101.7% (Cost $82,327,461)		96,038,298
Other Assets, less Liabilities—(1.7)%		(1,637,710)
Net Assets—100.0%		$94,400,588

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $8,870,521 or 9.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2019, the value of these securities amounted to $3,025,363 or 3.2% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR    American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$16,974,813	$13,317,224	—	$30,292,037
Financials	7,274,216	17,936,092	—	25,210,308
Information Technology	4,502,716	4,515,813	—	9,018,529
Communication Services	3,265,052	5,420,515	—	8,685,567
Consumer Staples	1,245,345	7,330,616	—	8,575,961
Health Care	—	4,454,068	—	4,454,068
Materials	—	2,917,466	—	2,917,466
Industrials	730,274	1,865,981	—	2,596,255
Short-Term Investments
Joint Repurchase Agreements	—	1,814,559	—	1,814,559
Other Investment Companies	2,473,548	—	—	2,473,548
Total Investments in Securities	$36,465,964	$59,572,334	—	$96,038,298

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

Country	% of Long-Term Investments
Cayman Islands	1.0
China	39.1
Denmark	2.6
France	1.7
Germany	4.9
Hong Kong	3.9
India	14.1
Indonesia	0.8
Italy	0.8
Japan	1.6
Macau	5.4

Country	% of Long-Term Investments
Mexico	3.5
Panama	0.8
Peru	0.2
Russia	4.4
South Africa	2.1
South Korea	3.1
United Kingdom	0.2
United States	9.8

100.0

The accompanying notes are an integral part of these financial statements.

AMG GW&K Trilogy Emerging Markets Equity Fund
Fund Snapshots (unaudited)
April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Financials	28.0
Consumer Discretionary	21.0
Information Technology	15.3
Communication Services	11.0
Consumer Staples	9.3
Industrials	4.9
Health Care	3.9
Energy	2.8
Materials	2.5
Real Estate	0.4
Short-Term Investments	5.0
Other Assets Less Liabilities	(4.1)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Alibaba Group Holding, Ltd., Sponsored ADR (China)	5.4
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4.9
Samsung Electronics Co., Ltd. (South Korea)	4.2
Baidu, Inc., Sponsored ADR (China)	3.4
Naspers, Ltd., N Shares (South Africa)	3.3
Tencent Holdings, Ltd. (China)	3.0
Sberbank of Russia PJSC, Sponsored ADR (Russia)	2.9
Ping An Insurance Group Co. of China, Ltd., Class H (China)	2.7
Banco Bradesco, S.A., ADR (Brazil)	2.1
Kweichow Moutai Co., Ltd., Class A (China)	2.0

Top Ten as a Group	33.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2019

	Shares	Value
Common Stocks—99.1%
Communication Services—11.0%
Baidu, Inc., Sponsored ADR (China)*	39,120	$6,502,918
Bharti Infratel, Ltd. (India)	90,099	340,190
iQIYI, Inc., ADR (Cayman Islands)*,1	78,688	1,739,792
MultiChoice Group, Ltd. (South Africa)*	128,573	1,154,506
NetEase, Inc., ADR (China)	5,856	1,666,208
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	3,383,347	900,942
Tencent Holdings, Ltd. (China)	115,300	5,682,867
Tencent Music Entertainment Group, ADR (Cayman Islands)*,1	73,792	1,269,222
Zee Entertainment Enterprises, Ltd. (India)	293,907	1,828,401
Total Communication Services		21,085,046
Consumer Discretionary—21.0%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*,[1]	55,791	10,353,136
Ctrip.com International, Ltd., ADR (China)*	55,926	2,463,540
Feng TAY Enterprise Co., Ltd. (Taiwan)	363,600	2,948,267
Hanon Systems (South Korea)	148,299	1,594,637
MakeMyTrip, Ltd. (India)*	50,043	1,261,584
Maruti Suzuki India, Ltd. (India)	12,344	1,182,796
Midea GroupCo. Ltd., Class A (China)	155,200	1,208,293
Mr Price Group, Ltd. (South Africa)[1]	47,620	721,687
Naspers, Ltd., N Shares (South Africa)	24,359	6,266,366
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)*	19,589	1,869,966
Sands China, Ltd. (Macau)	580,847	3,197,075
Shanghai Jinjiang International Hotels Development Co., Ltd. (China)	186,100	745,793
Shenzhou International Group Holdings, Ltd. (Cayman Islands)	201,800	2,712,359
Yum China Holdings, Inc. (China)	76,774	3,649,836
Total Consumer Discretionary		40,175,335
Consumer Staples—9.3%
Bid Corp., Ltd. (South Africa)	114,980	2,430,790
BIM Birlesik Magazalar AS (Turkey)	86,090	1,198,239
Fomento Economico Mexicano, S.A.B de CV (Mexico)	140,487	1,373,023
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (China)	304,200	1,402,057
Kweichow Moutai Co., Ltd., Class A (China)	26,300	3,803,230
LG Household & Health Care, Ltd. (South Korea)	1,725	2,101,959
Uni-President Enterprises Corp. (Taiwan)	422,000	1,002,958
Wal-Mart de Mexico, SAB de CV (Mexico)	745,500	2,190,363

	Shares	Value
Wuliangye Yibin Co., Ltd., Class A (China)	142,400	$2,162,953
Total Consumer Staples		17,665,572
Energy—2.8%
China Petroleum & Chemical Corp., ADR (China)	14,911	1,144,270
Novatek PJSC, Sponsored GDR (Russia)	11,701	2,257,447
Reliance Industries, Ltd. (India)	96,800	1,939,240
Total Energy		5,340,957
Financials—28.0%
AIA Group, Ltd. (Hong Kong)	324,200	3,319,625
Banco Bradesco, S.A., ADR (Brazil)	436,959	3,958,849
Banco de Chile, ADR (Chile)[1]	44,156	1,298,186
Bancolombia, S.A., Sponsored ADR (Colombia)[1]	35,885	1,820,087
Bank Mandiri Persero Tbk PT (Indonesia)*	2,559,800	1,394,590
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	8,328,335	2,560,591
BB Seguridade Participacoes, S.A. (Brazil)	112,035	812,026
BDO Unibank, Inc. (Philippines)	493,781	1,271,278
China Construction Bank Corp., Class H (China)	2,025,000	1,785,171
Credicorp, Ltd. (Peru)	13,493	3,196,492
Dongbu Insurance Co., Ltd. (South Korea)	22,600	1,323,323
FirstRand, Ltd. (South Africa)	526,364	2,504,986
Grupo Financiero Banorte, S.A.B de CV (Mexico)	459,400	2,910,848
HDFC Bank, Ltd., ADR (India)	15,229	1,746,005
Housing Development Finance Corp., Ltd. (India)	118,033	3,386,235
Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	375,276	3,246,137
Kasikornbank PCL (Thailand)	285,100	1,703,190
Noah Holdings, Ltd., ADR (China)*,1	22,437	1,219,227
OTP Bank Plc (Hungary)	49,809	2,215,055
Ping An Insurance Group Co. of China, Ltd., Class H (China)	435,000	5,265,529
Sberbank of Russia PJSC, Sponsored ADR (Russia)	381,910	5,474,266
Shinhan Financial Group Co., Ltd. (South Korea)	27,191	1,027,681
Total Financials		53,439,377
Health Care—3.9%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	506,900	2,220,372
Fleury, S.A. (Brazil)	342,118	1,811,321
Odontoprev, S.A. (Brazil)	457,606	1,965,287
Osstem Implant Co., Ltd. (South Korea)*	14,932	740,255
Richter Gedeon Nyrt (Hungary)	37,183	737,775
Total Health Care		7,475,010

The accompanying notes are an integral part of these financial statements.

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—4.9%
Adani Ports & Special Economic Zone, Ltd. (India)	290,309	$1,639,917
The Bidvest Group, Ltd. (South Africa)	83,958	1,277,010
Copa Holdings, S.A., Class A (Panama)	18,268	1,520,994
Doosan Bobcat, Inc. (South Korea)	46,123	1,264,732
Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)	98,820	1,001,349
Shanghai International Airport Co., Ltd., Class A (China)	247,669	2,600,308
Total Industrials		9,304,310
Information Technology—15.3%
Delta Electronics, Inc. (Taiwan)	406,720	2,146,702
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (China)	131,200	638,066
Hon Hai Precision Industry Co., Ltd. (Taiwan)	820,224	2,309,200
Infosys, Ltd., Sponsored ADR (India)[1]	109,937	1,182,922
Pagseguro Digital, Ltd., Class A (Brazil)*	24,814	646,653
Samsung Electronics Co., Ltd. (South Korea)	207,167	8,145,232
SK Hynix, Inc. (South Korea)	50,192	3,396,532
Sunny Optical Technology Group Co., Ltd. (Cayman Islands)	110,700	1,354,205
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,106,632	9,291,318
Total Information Technology		29,110,830
Materials—2.5%
Grasim Industries, Ltd. (India)	42,913	556,106
Grupo Mexico, S.A.B de CV (Mexico)	490,600	1,440,144
Industrias Penoles, S.A.B de CV (Mexico)	69,805	802,706
LG Chem, Ltd. (South Korea)	6,663	2,066,887
Total Materials		4,865,843
Real Estate—0.4%
Emaar Malls PJSC (United Arab Emirates)	1,566,234	743,280
Total Common Stocks (Cost $155,159,779)		189,205,560

	Principal Amount
Short-Term Investments—5.0%
Joint Repurchase Agreements—2.7%[2]
BNP Paribas SA, dated 04/30/19, due 05/01/19, 2.700% total to be received $250,837 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.750%, 05/21/19 - 09/09/49, totaling $255,834)	$250,818	250,818

	Principal Amount	Value
Cantor Fitzgerald Securities, Inc., dated 04/30/19, due 05/01/19, 2.760% total to be received $1,192,856 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 05/15/19 - 03/20/69, totaling $1,216,620)	$1,192,765	$1,192,765
Citigroup Global Markets, Inc., dated 04/30/19, due 05/01/19, 2.770% total to be received $1,192,857 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.250% - 8.500%, 05/25/19 - 04/20/69, totaling $1,216,620)	1,192,765	1,192,765
HSBC Securities, Inc., dated 04/30/19, due 05/01/19, 2.760% total to be received $1,192,856 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 3.000% - 5.000%, 03/01/30 - 12/01/48, totaling $1,216,620)	1,192,765	1,192,765
RBC Dominion Securities, Inc., dated 04/30/19, due 05/01/19, 2.720% total to be received $1,192,855 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.652% - 7.000%, 04/01/34 - 04/20/49, totaling $1,216,620)	1,192,765	1,192,765
Total Joint Repurchase Agreements		5,021,878

	Shares
Other Investment Companies—2.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[3]	1,467,520	1,467,520
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	1,467,520	1,467,520
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[3]	1,511,990	1,511,990
Total Other Investment Companies		4,447,030
Total Short-Term Investments (Cost $9,468,908)		9,468,908
Total Investments—104.1% (Cost $164,628,687)		198,674,468
Other Assets, less Liabilities—(4.1)%		(7,868,064)
Net Assets—100.0%		$190,806,404

The accompanying notes are an integral part of these financial statements.

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $17,773,433 or 9.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[3]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$21,531,180	$31,908,197	—	$53,439,377
Consumer Discretionary	19,598,062	20,577,273	—	40,175,335
Information Technology	1,829,575	27,281,255	—	29,110,830
Communication Services	12,332,646	8,752,400	—	21,085,046
Consumer Staples	4,761,625	12,903,947	—	17,665,572
Industrials	2,522,343	6,781,967	—	9,304,310
Health Care	3,776,608	3,698,402	—	7,475,010
Energy	1,144,270	4,196,687	—	5,340,957
Materials	2,242,850	2,622,993	—	4,865,843
Real Estate	—	743,280	—	743,280
Short-Term Investments
Joint Repurchase Agreements	—	5,021,878	—	5,021,878
Other Investment Companies	4,447,030	—	—	4,447,030

Total Investments in Securities	$74,186,189	$124,488,279	—	$198,674,468

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

Country	% of Long-Term Investments
Brazil	6.6
Cayman Islands	3.7
Chile	0.7
China	29.8
Colombia	1.0
Hong Kong	1.7
Hungary	1.6
India	8.0
Indonesia	2.6
Macau	1.7
Mexico	5.1
Panama	0.8

Country	% of Long-Term Investments
Peru	1.7
Philippines	0.7
Russia	4.1
South Africa	7.6
South Korea	11.4
Taiwan	9.3
Thailand	0.9
Turkey	0.6
United Arab Emirates	0.4

100.0

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)
April 30, 2019

	AMG GW&K U.S. Small Cap Growth Fund	AMG GW&K Core Bond ESG Fund	AMG GW&K Trilogy Emerging Wealth Equity Fund	AMG GW&K Trilogy Emerging Markets Equity Fund
Assets:
Investments at value[1] (including securities on loan valued at $7,131,065, $0, $8,870,521, and $17,773,433, respectively)	$33,971,168	$225,228,053	$96,038,298	$198,674,468
Foreign currency[3]	—	—	427,800	1,239,688
Receivable for investments sold	209,400	2,322,469	—	1,744,251
Dividend, interest and other receivables	7,198	1,687,787	58,399	247,783
Receivable for Fund shares sold	1,907	33,857	749,769	111,222
Receivable from affiliate	9,144	14,132	—	—
Prepaid expenses and other assets	24,729	28,784	31,982	30,562
Total assets	34,223,546	229,315,082	97,306,248	202,047,974
Liabilities:
Payable upon return of securities loaned	538,844	—	1,814,559	5,021,878
Payable for investments purchased	263,885	—	840,807	3,393,778
Payable for Fund shares repurchased	22,383	340,334	113,963	2,639,889
Payable for foreign capital gains tax	—	—	31,161	—
Accrued expenses:
Investment advisory and management fees	18,819	56,628	41,125	85,466
Administrative fees	4,033	28,314	11,216	23,309
Distribution fees	4,271	131	458	104
Shareholder service fees	3,158	15,493	532	1,295
Other	30,668	76,196	51,839	75,851
Total liabilities	886,061	517,096	2,905,660	11,241,570
Net Assets	$33,337,485	$228,797,986	$94,400,588	$190,806,404
[1] Investments at cost	$25,355,994	$225,478,671	$82,327,461	$164,628,687
[3] Foreign currency at cost	—	—	$433,190	$1,236,638

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K U.S. Small Cap Growth Fund	AMG GW&K Core Bond ESG Fund	AMG GW&K Trilogy Emerging Wealth Equity Fund	AMG GW&K Trilogy Emerging Markets Equity Fund
Net Assets Represent:
Paid-in capital	$24,329,127	$234,856,171	$77,618,777	$168,626,904
Distributable earnings (loss)	9,008,358	(6,058,185)	16,781,811	22,179,500
Net Assets	$33,337,485	$228,797,986	$94,400,588	$190,806,404
Class N:
Net Assets	$24,947,279	$642,124	$2,279,521	$500,812
Shares outstanding	6,754,882	63,813	183,241	49,894
Net asset value, offering and redemption price per share	$3.69	$10.06	$12.44	$10.04
Class I:
Net Assets	$8,216,918	$225,082,451	$3,192,390	$22,233,260
Shares outstanding	1,717,582	22,368,607	254,984	2,223,948
Net asset value, offering and redemption price per share	$4.78	$10.06	$12.52	$10.00
Class Z:
Net Assets	$173,288	$3,073,411	$88,928,677	$168,072,332
Shares outstanding	36,136	305,598	7,130,056	16,891,808
Net asset value, offering and redemption price per share	$4.80	$10.06	$12.47	$9.95

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)
For the six months ended April 30, 2019

	AMG GW&K U.S. Small Cap Growth Fund	AMG GW&K Core Bond ESG Fund	AMG GW&K Trilogy Emerging Wealth Equity Fund	AMG GW&K Trilogy Emerging Markets Equity Fund
Investment Income:
Dividend income	$88,960	$34,423	$444,448	$1,515,819
Interest income	—	3,542,495	138	—
Securities lending income	6,110	—	12,605	21,586
Foreign withholding tax	(867)	—	(25,084)	(138,320)
Total investment income	94,203	3,576,918	432,107	1,399,085
Expenses:
Investment advisory and management fees	109,336	351,545	205,427	448,341
Administrative fees	23,429	175,773	56,025	122,275
Distribution fees—Class N	24,002	714	2,537	464
Shareholder servicing fees—Class N	13,915	428	1,522	279
Shareholder servicing fees—Class I	3,759	89,353	1,424	7,498
Registration fees	23,162	25,165	28,444	26,036
Professional fees	13,578	30,279	21,559	25,144
Custodian fees	8,395	17,908	34,967	55,072
Transfer agent fees	3,297	12,199	1,161	2,039
Reports to shareholders	3,292	20,427	4,929	8,878
Trustee fees and expenses	1,442	10,718	2,946	6,497
Miscellaneous	14,018	6,453	2,115	2,607
Repayment of prior reimbursements	—	—	14,028	—
Total expenses before offsets	241,625	740,962	377,084	705,130
Expense reimbursements	(46,699)	(85,819)	—	—
Expense reductions	(7,002)	—	—	—
Net expenses	187,924	655,143	377,084	705,130
Net investment income (loss)	(93,721)	2,921,775	55,023	693,955
Net Realized and Unrealized Gain:
Net realized gain (loss) on investments	803,868	(2,035,919)	3,241,416	(2,834,913)
Net realized loss on foreign currency transactions	—	—	(39,089)	(58,657)
Net change in unrealized appreciation/depreciation on investments	2,666,106	11,413,356	15,024,429	29,742,522
Net change in unrealized appreciation/depreciation on foreign currency translations	—	—	(28,976)	2,448
Net realized and unrealized gain	3,469,974	9,377,437	18,197,780	26,851,400
Net increase in net assets resulting from operations	$3,376,253	$12,299,212	$18,252,803	$27,545,355

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018

	AMG GW&K U.S. Small Cap Growth Fund		AMG GW&K Core Bond ESG Fund
	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$(93,721)	$(240,628)	$2,921,775	$6,582,045
Net realized gain (loss) on investments	803,868	5,691,728	(2,035,919)	(1,658,735)
Net change in unrealized appreciation/depreciation on investments	2,666,106	(4,046,445)	11,413,356	(12,727,480)
Net increase (decrease) in net assets resulting from operations	3,376,253	1,404,655	12,299,212	(7,804,170)
Distributions to Shareholders:
Class N	(4,243,943)	(3,811,310)	(6,168)	(6,701)
Class I	(946,962)	(1,248,740)	(2,873,418)	(6,491,282)
Class Z	(21,756)	(18,241)	(45,860)	(121,411)
Total distributions to shareholders	(5,212,661)	(5,078,291)	(2,925,446)	(6,619,394)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	876,310	1,359,286	(50,877,758)	(46,865,335)
Total decrease in net assets	(960,098)	(2,314,350)	(41,503,992)	(61,288,899)
Net Assets:
Beginning of period	34,297,583	36,611,933	270,301,978	331,590,877
End of period	$33,337,485	$34,297,583	$228,797,986	$270,301,978

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)
For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018

	AMG GW&K Trilogy Emerging Wealth Equity Fund		AMG GW&K Trilogy Emerging Markets Equity Fund
	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$55,023	$599,084	$693,955	$2,324,220
Net realized gain (loss) on investments	3,202,327	2,832,808	(2,893,570)	5,101,177
Net change in unrealized appreciation/depreciation on investments	14,995,453	(15,165,726)	29,744,970	(30,255,989)
Net increase (decrease) in net assets resulting from operations	18,252,803	(11,733,834)	27,545,355	(22,830,592)
Distributions to Shareholders:
Class N	(91,676)	(1,210)	(3,338)	(2,438)
Class I	(88,034)	(76,934)	(214,189)	(26,234)
Class Z	(3,150,911)	(3,581,095)	(2,095,616)	(1,711,909)
Total distributions to shareholders	(3,330,621)	(3,659,239)	(2,313,143)	(1,740,581)
Capital Share Transactions:[1]
Net increase from capital share transactions	14,556,833	19,158,573	20,387,139	36,373,294
Total increase in net assets	29,479,015	3,765,500	45,619,351	11,802,121
Net Assets:
Beginning of period	64,921,573	61,156,073	145,187,053	133,384,932
End of period	$94,400,588	$64,921,573	$190,806,404	$145,187,053

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K U.S. Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal years ended October 31,
Class N	(unaudited)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$4.12	$4.68	$3.58	$18.59	$22.07	$24.06
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.01)	(0.03)	(0.03)	(0.06)	(0.12)	(0.13)
Net realized and unrealized gain (loss) on investments	0.30	0.19	1.14	(0.62)	(0.62)	0.30
Total income (loss) from investment operations	0.29	0.16	1.11	(0.68)	(0.74)	0.17
Less Distributions to Shareholders from:
Net realized gain on investments	(0.72)	(0.72)	(0.01)	(14.33)	(2.74)	(2.16)
Net Asset Value, End of Period	$3.69	$4.12	$4.68	$3.58	$18.59	$22.07
Total Return[2,3]	11.79%[4]	3.41%	30.91%	(4.39)%	(4.12)%	0.57%
Ratio of net expenses to average net assets	1.20%[5,6]	1.17%[6]	1.23%[6]	1.36%	1.31%	1.31%
Ratio of gross expenses to average net assets[7]	1.52%[5]	1.38%	1.51%	1.39%	1.31%	1.31%
Ratio of net investment loss to average net assets[2]	(0.68)%[5]	(0.70)%	(0.72)%	(0.76)%	(0.58)%	(0.57)%
Portfolio turnover	12%[4]	36%	24%	106%[8]	65%	70%[8,9]
Net assets end of period (000’s) omitted	$24,947	$24,762	$26,671	$30,977	$241,283	$336,350

AMG GW&K U.S. Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal years ended October 31,
Class I	(unaudited)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$5.10	$5.61	$4.27	$19.30	$22.76	$24.69
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.01)	(0.03)	(0.02)	(0.05)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	0.41	0.24	1.37	(0.65)	(0.65)	0.30
Total income (loss) from investment operations	0.40	0.21	1.35	(0.70)	(0.72)	0.23
Less Distributions to Shareholders from:
Net realized gain on investments	(0.72)	(0.72)	(0.01)	(14.33)	(2.74)	(2.16)
Net Asset Value, End of Period	$4.78	$5.10	$5.61	$4.27	$19.30	$22.76
Total Return[2,3]	11.70%[4]	3.78%	31.57%	(4.27)%	(3.93)%	0.86%
Ratio of net expenses to average net assets	0.98%[5,6]	0.95%[6]	1.00%[6]	1.11%	1.06%	1.06%
Ratio of gross expenses to average net assets[7]	1.30%[5]	1.16%	1.28%	1.16%	1.06%	1.06%
Ratio of net investment loss to average net assets[2]	(0.46)%[5]	(0.48)%	(0.49)%	(0.53)%	(0.33)%	(0.32)%
Portfolio turnover	12%[4]	36%	24%	106%[8]	65%	70%[8,9]
Net assets end of period (000’s) omitted	$8,217	$9,381	$9,798	$11,032	$307,403	$469,518

AMG GW&K U.S. Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal year ended October 31,	For the fiscal period ended October 31,
Class Z	(unaudited)	2018	2017[10]
Net Asset Value, Beginning of Period	$5.10	$5.61	$4.85
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain on investments	0.43	0.23	0.78
Total income from investment operations	0.42	0.21	0.76
Less Distributions to Shareholders from:
Net realized gain on investments	(0.72)	(0.72)	—
Net Asset Value, End of Period	$4.80	$5.10	$5.61
Total Return[2,3]	12.12%[4]	3.78%	15.67%[4]
Ratio of net expenses to average net assets	0.88%[5,6]	0.85%[6]	0.89%[5,6]
Ratio of gross expenses to average net assets[7]	1.20%[5]	1.06%	1.13%[5]
Ratio of net investment loss to average net assets[2]	(0.36)%[5]	(0.38)%	(0.47)%[5]
Portfolio turnover	12%[4]	36%	24%[4]
Net assets end of period (000’s) omitted	$173	$155	$143

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]

Includes reduction from broker recapture amounting to 0.02% for the six months ended April 30, 2019, 0.05% for the fiscal year ended October 31, 2018, and 0.05%, 0.05% and 0.01% for Class N, Class I and Class Z, respectively for the fiscal period ended 2017.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
[9]	Portfolio turnover rate excludes securities received from processing a subscription in-kind.
[10]	The commencement of operations for Class Z shares was February 24, 2017.

AMG GW&K Core Bond ESG Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,			For the fiscal period ended October 31,
Class N		2018	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$9.67	$10.14	$10.26	$10.23	$10.39
Income (loss) from Investment Operations:
Net investment income[3,4]	0.11	0.18	0.18	0.16	0.08
Net realized and unrealized gain (loss) on investments	0.38	(0.46)	(0.12)	0.28	(0.16)
Total income (loss) from investment operations	0.49	(0.28)	0.06	0.44	(0.08)
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.19)	(0.18)	(0.17)	(0.08)
Net realized gain on investments	—	—	—	(0.24)	—
Total distributions to shareholders	(0.10)	(0.19)	(0.18)	(0.41)	(0.08)
Net Asset Value, End of Period	$10.06	$9.67	$10.14	$10.26	$10.23
Total Return[4,5]	5.14%[6]	(2.79)%	0.57%	4.44%	(0.76)%[6]
Ratio of net expenses to average net assets	0.88%[7]	0.88%	0.88%	0.88%	0.88%[7]
Ratio of gross expenses to average net assets[8]	0.95%[7]	0.93%	0.93%	0.97%	0.99%[7]
Ratio of net investment income to average net assets[4]	2.17%[7]	1.88%	1.75%	1.51%	1.67%[7]
Portfolio turnover	21%[6]	17%	18%	48%	175%
Net assets end of period (000’s) omitted	$642	$502	$146	$293	$124

AMG GW&K Core Bond ESG Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class I		2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$9.67	$10.15	$10.27	$10.24	$10.87	$10.63
Income (loss) from Investment Operations:
Net investment income[3,4]	0.12	0.22	0.21	0.21	0.18	0.16
Net realized and unrealized gain (loss) on investments	0.39	(0.48)	(0.12)	0.26	(0.11)	0.22
Total income (loss) from investment operations	0.51	(0.26)	0.09	0.47	0.07	0.38
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.22)	(0.21)	(0.20)	(0.35)	(0.14)
Net realized gain on investments	—	—	—	(0.24)	(0.35)	—
Total distributions to shareholders	(0.12)	(0.22)	(0.21)	(0.44)	(0.70)	(0.14)
Net Asset Value, End of Period	$10.06	$9.67	$10.15	$10.27	$10.24	$10.87
Total Return[4,5]	5.35%[6]	(2.59)%	0.91%	4.79%	0.68%	3.64%
Ratio of net expenses to average net assets	0.56%[7]	0.56%	0.55%	0.55%	0.56%	0.58%
Ratio of gross expenses to average net assets[8]	0.63%[7]	0.61%	0.60%	0.65%	0.67%	0.67%
Ratio of net investment income to average net assets[4]	2.49%[7]	2.20%	2.08%	2.01%	1.70%	1.46%
Portfolio turnover	21%[6]	17%	18%	48%	175%	177%
Net assets end of period (000’s) omitted	$225,082	$264,795	$325,855	$414,400	$572,110	$942,956

AMG GW&K Core Bond ESG Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal year ended October 31,			For the fiscal period ended October 31,
Class Z		2018	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$9.67	$10.14	$10.26	$10.23	$10.39
Income (loss) from Investment Operations:
Net investment income[3,4]	0.13	0.23	0.22	0.19	0.10
Net realized and unrealized gain (loss) on investments	0.39	(0.47)	(0.12)	0.29	(0.16)
Total income (loss) from investment operations	0.52	(0.24)	0.10	0.48	(0.06)
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.23)	(0.22)	(0.21)	(0.10)
Net realized gain on investments	—	—	—	(0.24)	—
Total distributions to shareholders	(0.13)	(0.23)	(0.22)	(0.45)	(0.10)
Net Asset Value, End of Period	$10.06	$9.67	$10.14	$10.26	$10.23
Total Return[4,5]	5.41%[6]	(2.42)%	0.98%	4.85%	(0.58)%[6]
Ratio of net expenses to average net assets	0.48%[7]	0.48%	0.48%	0.48%	0.48%[7]
Ratio of gross expenses to average net assets[8]	0.55%[7]	0.53%	0.53%	0.58%	0.59%[7]
Ratio of net investment income to average net assets[4]	2.57%[7]	2.28%	2.15%	1.88%	2.05%[7]
Portfolio turnover	21%[6]	17%	18%	48%	175%
Net assets end of period (000’s) omitted	$3,073	$5,005	$5,590	$5,668	$4,891

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Commencement of operations was on May 8, 2015.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Trilogy Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,			For the fiscal period ended October 31,
Class N		2018	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$10.38	$12.94	$10.13	$9.34	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)[3,4]	(0.01)	0.06	0.05	0.05	0.04
Net realized and unrealized gain (loss) on investments	2.57	(1.88)	2.80	0.74	(0.70)
Total income (loss) from investment operations	2.56	(1.82)	2.85	0.79	(0.66)
Less Distributions to Shareholders from:
Net investment income	(0.06)	(0.05)	(0.04)	—	—
Net realized gain on investments	(0.44)	(0.69)	—	—	—
Total distributions to shareholders	(0.50)	(0.74)	(0.04)	—	—
Net Asset Value, End of Period	$12.44	$10.38	$12.94	$10.13	$9.34
Total Return[4,6]	25.99%[7]	(15.16)%	28.31%	8.46%	(6.60)%[7]
Ratio of net expenses to average net assets	1.40%[8,9]	1.45%[9,10]	1.45%[9,10]	1.44%	1.33%[8]
Ratio of gross expenses to average net assets[11]	1.40%[8,9]	1.45%[9]	1.45%[9]	1.53%	1.65%[8]
Ratio of net investment income (loss) to average net assets[4]	(0.24)%[8]	0.49%	0.45%	0.51%	0.65%[8]
Portfolio turnover	26%[7]	37%	68%	58%	45%[7]
Net assets end of period (000’s) omitted	$2,280	$1,940	$10	$10	$9

AMG GW&K Trilogy Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,			For the fiscal period ended October 31,
Class I		2018	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$10.44	$12.96	$10.14	$9.34	$10.00
Income (loss) from Investment Operations:
Net investment income[3,4]	0.00 [5]	0.09	0.08	0.07	0.04
Net realized and unrealized gain (loss) on investments	2.59	(1.88)	2.81	0.75	(0.70)
Total income (loss) from investment operations	2.59	(1.79)	2.89	0.82	(0.66)
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.04)	(0.07)	(0.02)	—
Net realized gain on investments	(0.44)	(0.69)	—	—	—
Total distributions to shareholders	(0.51)	(0.73)	(0.07)	(0.02)	—
Net Asset Value, End of Period	$12.52	$10.44	$12.96	$10.14	$9.34
Total Return[4,6]	26.08%[7]	(14.89)%	28.73%	8.77%	(6.60)%[7]
Ratio of net expenses to average net assets	1.13%[8,9]	1.19%[9,10]	1.12%[9,10]	1.16%	1.16%[8]
Ratio of gross expenses to average net assets[11]	1.13%[8,9]	1.19%[9]	1.16%[9]	1.24%	1.45%[8]
Ratio of net investment income to average net assets[4]	0.03%[8]	0.75%	0.78%	0.79%	0.61%[8]
Portfolio turnover	26%[7]	37%	68%	58%	45%[7]
Net assets end of period (000’s) omitted	$3,192	$2,539	$1,646	$16,639	$22,432

AMG GW&K Trilogy Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,			For the fiscal period ended October 31,
Class Z		2018	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$10.41	$12.97	$10.15	$9.35	$10.00
Income (loss) from Investment Operations:
Net investment income[3,4]	0.01	0.11	0.10	0.09	0.04
Net realized and unrealized gain (loss) on investments	2.58	(1.89)	2.80	0.74	(0.69)
Total income (loss) from investment operations	2.59	(1.78)	2.90	0.83	(0.65)
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.09)	(0.08)	(0.03)	—
Net realized gain on investments	(0.44)	(0.69)	—	—	—
Total distributions to shareholders	(0.53)	(0.78)	(0.08)	(0.03)	—
Net Asset Value, End of Period	$12.47	$10.41	$12.97	$10.15	$9.35
Total Return[4,6]	26.20%[7]	(14.87)%	28.86%	8.86%	(6.50)%[7]
Ratio of net expenses to average net assets	1.00%[8,9]	1.05%[9,10]	1.05%[9,10]	1.05%	1.05%[8]
Ratio of gross expenses to average net assets[11]	1.00%[8,9]	1.05%[9]	1.05%[9]	1.15%	1.50%[8]
Ratio of net investment income to average net assets[4]	0.16%[8]	0.89%	0.85%	0.94%	0.64%[8]
Portfolio turnover	26%[7]	37%	68%	58%	45%[7]
Net assets end of period (000’s) omitted	$88,929	$60,443	$59,500	$30,777	$7,782

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Commencement of operations was on March 20, 2015.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[5]	Less than $0.005 per share.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]	Annualized.
[9]

Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.04% for the six months ended April 30, 2019 and 0.07% and 0.04% for the fiscal years ended October 31, 2018 and October 31, 2017, respectively.

[10]	Includes reduction from broker recapture amounting to less than 0.01%.
[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Trilogy Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class N		2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$8.61	$10.11	$7.91	$7.23	$8.83	$8.73
Income (loss) from Investment Operations:
Net investment income[2,3]	0.02	0.11	0.09	0.06	0.06	0.11 [4]
Net realized and unrealized gain (loss) on investments	1.50	(1.54)	2.18	0.66	(1.66)	0.02
Total income (loss) from investment operations	1.52	(1.43)	2.27	0.72	(1.60)	0.13
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.07)	(0.07)	(0.04)	—	(0.03)
Net Asset Value, End of Period	$10.04	$8.61	$10.11	$7.91	$7.23	$8.83
Total Return[3]	17.90%[5,6]	(14.24)%[6]	28.97%[6]	10.01%	(18.12)%	1.55%
Ratio of net expenses to average net assets	1.25%[7]	1.27%	1.31%	1.44%	1.45%	1.42%[8]
Ratio of gross expenses to average net assets[9]	1.25%[7]	1.27%	1.31%	1.44%	1.45%	1.43%
Ratio of net investment income to average net assets[3]	0.46%[7]	1.12%	1.08%	0.81%	0.76%	1.30%
Portfolio turnover	48%[5]	24%	29%	33%	45%	35%
Net assets end of period (000’s) omitted	$501	$289	$350	$497	$57	$79

AMG GW&K Trilogy Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class I		2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$8.60	$10.11	$7.90	$7.19	$8.88	$8.78
Income (loss) from Investment Operations:
Net investment income[2,3]	0.04	0.13	0.12	0.08	0.05	0.12 [4]
Net realized and unrealized gain (loss) on investments	1.49	(1.53)	2.18	0.67	(1.62)	0.04
Total income (loss) from investment operations	1.53	(1.40)	2.30	0.75	(1.57)	0.16
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.11)	(0.09)	(0.04)	(0.12)	(0.06)
Net Asset Value, End of Period	$10.00	$8.60	$10.11	$7.90	$7.19	$8.88
Total Return[3]	18.08%[5,6]	(13.94)%[6]	29.34%[6]	10.48%[6]	(17.82)%[6]	1.85%[6]
Ratio of net expenses to average net assets	0.94%[7]	0.99%	1.03%	1.07%	1.00%	1.04%[8]
Ratio of gross expenses to average net assets[9]	0.94%[7]	0.99%	1.03%	1.07%	1.00%	1.05%
Ratio of net investment income to average net assets[3]	0.77%[7]	1.40%	1.36%	1.14%	0.65%	1.37%
Portfolio turnover	48%[5]	24%	29%	33%	45%	35%
Net assets end of period (000’s) omitted	$22,233	$11,210	$2,207	$1,271	$1,203	$26,239

AMG GW&K Trilogy Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class Z		2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$8.56	$10.06	$7.86	$7.20	$8.89	$8.78
Income (loss) from Investment Operations:
Net investment income[2,3]	0.04	0.15	0.13	0.09	0.09	0.13 [4]
Net realized and unrealized gain (loss) on investments	1.48	(1.53)	2.16	0.65	(1.65)	0.05
Total income (loss) from investment operations	1.52	(1.38)	2.29	0.74	(1.56)	0.18
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.12)	(0.09)	(0.08)	(0.13)	(0.07)
Net Asset Value, End of Period	$9.95	$8.56	$10.06	$7.86	$7.20	$8.89
Total Return[3]	18.10%[5,6]	(13.88)%[6]	29.62%[6]	10.52%	(17.69)%	2.05%
Ratio of net expenses to average net assets	0.85%[7]	0.87%	0.88%	0.94%	0.95%	0.92%[8]
Ratio of gross expenses to average net assets[9]	0.85%[7]	0.87%	0.88%	0.94%	0.95%	0.93%
Ratio of net investment income to average net assets[3]	0.86%[7]	1.52%	1.51%	1.25%	1.18%	1.53%
Portfolio turnover	48%[5]	24%	29%	33%	45%	35%
Net assets end of period (000’s) omitted	$168,072	$133,688	$130,828	$102,086	$95,434	$110,366

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.10, $0.11 and $0.12 for Class N, Class I and Class Z, respectively.
[5]	Not annualized.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Annualized.
[8]	Includes reduction from broker recapture amounting to less than 0.01%.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

Notes to Financial Statements (unaudited)
April 30, 2019

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds, AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds IV: AMG GW&K U.S. Small Cap Growth Fund (“U.S. Small Cap Growth”), AMG Funds I: AMG GW&K Core Bond ESG Fund (“Core Bond ESG”) (formerly AMG GW&K Core Bond Fund) and AMG Funds: AMG GW&K Trilogy Emerging Wealth Equity Fund (“Emerging Wealth Equity”) (formerly AMG Trilogy Emerging Wealth Equity Fund) and AMG GW&K Trilogy Emerging Markets Equity Fund (“Emerging Markets Equity”) (formerly AMG Trilogy Emerging Markets Equity Fund) , each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares. Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trusts (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

U.S. Small Cap Growth had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended April 30, 2019, the impact on the expenses and expense ratios was $7,002 or 0.02%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to tax equalization utilized, net operating losses offset by short term capital gains and gains/losses on foreign currency. Temporary differences are due to wash sale loss deferrals.

At April 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
U.S. Small Cap
Growth	$25,355,994	$11,117,544	$(2,502,370)	$8,615,174
Core Bond ESG	225,478,671	2,175,073	(2,425,691)	(250,618)
Emerging Wealth
Equity	82,327,461	15,966,515	(2,255,678)	13,710,837
Emerging Markets
Equity	164,628,687	38,286,984	(4,241,203)	34,045,781

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of April 30, 2019, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2018, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

	Capital Loss
	Carryover Amounts
Fund	Short-Term	Long-Term	Total
Core Bond ESG	$2,251,421	$1,594,986	$3,846,407
Emerging Markets Equity	1,780,479	6,788,169	8,568,648

As of October 31, 2018, GW&K U.S. Small Cap Growth and Emerging Wealth Equity had no capital loss carryovers. Should the Funds incur net capital losses for the fiscal year ended October 31, 2019, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trusts’ Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Prior to March 1, 2019, Emerging Wealth Equity and Emerging Markets Equity deducted a 2.00% redemption fee from the proceeds of any redemption of shares (including a redemption by exchange) if the redemption occurred within 60 days of the purchase of those shares. For the six months ended April 30, 2019, Emerging Wealth Equity and Emerging Markets Equity had redemption fees amounting to $25 and $194, respectively. For the fiscal year ended October 31, 2018, Emerging Wealth Equity and Emerging Markets Equity had redemption fees amounting to $7,166 and $677, respectively. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018, the capital stock transactions by class for the Funds were as follows:

		U.S. Small Cap Growth				Core Bond ESG
	April 30, 2019		October 31, 2018		April 30, 2019		October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	554,435	$2,085,003	1,317,348	$5,851,857	11,545	$113,829	52,526	$517,842
Reinvestment of distributions	1,457,494	4,212,158	922,543	3,782,425	611	6,067	663	6,518
Cost of shares repurchased	(1,261,608)	(4,403,843)	(1,932,354)	(8,729,716)	(277)	(2,756)	(15,654)	(152,624)

Net increase	750,321	$1,893,318	307,537	$904,566	11,879	$117,140	37,535	$371,736

Class I:
Proceeds from sale of shares	326,007	$1,379,726	470,866	$2,564,067	518,657	$5,129,134	1,533,467	$15,179,962
Reinvestment of distributions	247,686	926,347	236,822	1,198,317	277,196	2,742,502	628,431	6,215,123
Cost of shares repurchased	(697,195)	(3,344,837)	(613,767)	(3,333,040)	(5,804,549)	(56,793,152)	(6,897,752)	(68,301,545)

Net increase (decrease)	(123,502)	$(1,038,764)	93,921	$429,344	(5,008,696)	$(48,921,516)	(4,735,854)	$(46,906,460)

Class Z:
Proceeds from sale of shares	—	—	1,261	$7,135	21,983	$215,315	15,702	$155,741
Reinvestment of distributions	5,801	$21,756	3,605	18,241	3,938	38,952	6,940	68,566
Cost of shares repurchased	—	—	—	—	(237,985)	(2,327,649)	(56,169)	(554,918)

Net increase (decrease)	5,801	$21,756	4,866	$25,376	(212,064)	$(2,073,382)	(33,527)	$(330,611)

Notes to Financial Statements (continued)

		Emerging Wealth Equity				Emerging Markets Equity
	April 30, 2019		October 31, 2018		April 30, 2019		October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	34,794	$379,583	277,256	$3,345,888	20,052	$189,461	32,216	$327,034
Reinvestment of distributions	9,251	90,748	94	1,211	394	3,339	238	2,438
Cost of shares repurchased	(47,579)	(513,439)	(91,372)	(1,070,986)	(4,132)	(39,967)	(33,515)	(330,892)

Net increase (decrease)	(3,534)	$(43,108)	185,978	$2,276,113	16,314	$152,833	(1,061)	$(1,420)

Class I:
Proceeds from sale of shares	130,979	$1,520,052	317,594	$3,954,434	1,069,667	$9,402,345	1,194,244	$11,277,804
Reinvestment of distributions	8,893	87,775	5,975	76,842	13,495	113,766	2,564	26,179
Cost of shares repurchased	(128,080)	(1,382,160)	(207,383)	(2,500,586)	(162,410)	(1,480,096)	(111,974)	(1,158,853)

Net increase	11,792	$225,667	116,186	$1,530,690	920,752	$8,036,015	1,084,834	$10,145,130

Class Z:
Proceeds from sale of shares	1,988,609	$21,442,376	1,738,318	$21,909,809	1,466,650	$14,342,206	3,024,811	$30,641,999
Reinvestment of distributions	32,302	317,526	31,476	403,515	226,695	1,901,969	154,904	1,572,271
Cost of shares repurchased	(694,668)	(7,385,628)	(554,875)	(6,961,554)	(416,938)	(4,045,884)	(568,860)	(5,984,686)

Net increase	1,326,243	$14,374,274	1,214,919	$15,351,770	1,276,407	$12,198,291	2,610,855	$26,229,584

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2019, the market value of Repurchase Agreements outstanding for U.S. Small Cap Growth, Emerging Wealth Equity and Emerging Markets Equity were $538,844, $1,814,559 and $5,021,878, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2019, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Notes to Financial Statements (continued)

U.S. Small Cap Growth	0.70%
Core Bond ESG	0.30%
Emerging Wealth Equity	0.55%
Emerging Markets Equity	0.55%

The Investment Manager has contractually agreed, through at least March 1, 2020, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of U.S. Small Cap Growth, Core Bond ESG, Emerging Wealth Equity and Emerging Markets Equity to 0.90%, 0.48%, 1.05% and 1.05%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At April 30, 2019, the Funds’ expiration of recoupment is as follows:

Expiration Period	U.S. Small Cap Growth	Core Bond ESG
Less than 1 year	—	$283,362
Within 2 years	$37,962	165,782
Within 3 years	69,302	151,331

Total Amount Subject to Recoupment	$107,264	$600,475

The Trusts, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares.

For Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the six months ended April 30, 2019, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
U.S. Small Cap Growth
Class N	0.15%	0.12%
Class I	0.15%	0.10%
Core Bond ESG
Class N	0.15%	0.15%
Class I	0.10%	0.08%
Emerging Wealth Equity
Class N	0.15%	0.15%
Class I	0.15%	0.13%
Emerging Markets Equity
Class N	0.15%	0.15%
Class I	0.15%	0.09%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Notes to Financial Statements (continued)

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended April 30, 2019, Core Bond ESG borrowed a maximum of $14,458,953 for two days paying interest of $2,175 and Emerging Wealth Equity borrowed a maximum of $1,121,372 for four days paying interest of $422. The interest expense amount is included in the Statement of Operations as miscellaneous expense. Emerging Wealth Equity lent a maximum of $350,968 for five days earning interest of $138. The interest income amount is included in the Statement of Operations as interest income. At April 30, 2019, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2019, were as follows:

	Long Term Securities
Fund	Purchases	Sales
U.S. Small Cap Growth	$3,888,076	$8,458,349
Core Bond ESG	32,298,473	60,420,826
Emerging Wealth Equity	29,769,160	19,111,000
Emerging Markets Equity	41,942,167	19,640,590

Core Bond ESG purchases and sales of U.S. Government obligations during the six months ended April 30, 2019 were $17,574,194 and $41,710,679, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at April 30, 2019, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
U.S. Small Cap Growth	$7,131,065	$538,844	$6,813,836	$7,352,680
Emerging Wealth Equity	8,870,521	1,814,559	7,327,750	9,142,309
Emerging Markets Equity	17,773,433	5,021,878	13,295,915	18,317,793

The following table summarizes the securities received as collateral for securities lending:

Fund	Collateral Type	Coupon Range	Maturity Date Range
U.S. Small Cap Growth	U.S. Treasury Obligations	0.000%-8.750%	05/09/19-02/15/49
Emerging Wealth Equity	U.S. Treasury Obligations	0.000%- 8.750%	05/09/19-11/15/48

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2019:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
U.S. Small Cap Growth
JPMorgan Securities LLC	$538,844	—	$538,844	$538,844	—
Emerging Wealth Equity
BNP Paribas SA	$814,559	—	$814,559	$814,559	—
RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$1,814,559	—	$1,814,559	$1,814,559	—

Emerging Markets Equity
BNP Paribas SA	$250,818	—	$250,818	$250,818	—
Cantor Fitzgerald Securities, Inc.	1,192,765	—	1,192,765	1,192,765	—
Citigroup Global Markets, Inc.	1,192,765	—	1,192,765	1,192,765	—
HSBC Securities, Inc.	1,192,765	—	1,192,765	1,192,765	—
RBC Dominion Securities, Inc.	1,192,765	—	1,192,765	1,192,765	—

Total	$5,021,878	—	$5,021,878	$5,021,878	—

8. SUBSEQUENT EVENTS

Effective May 1, 2019, Core Bond ESG changed its principle investment strategy to give special consideration to environmental, social and governance (“ESG”) criteria.

The Funds have determined that no other material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

Other Information

Proxy Vote

At a special meeting of shareholders on April 16, 2019, the shareholders of AMG GW&K Trilogy Emerging Wealth Equity Fund (“Emerging Wealth Equity”), and AMG GW&K Trilogy Emerging Markets Equity Fund (“Emerging Markets Equity”) voted on the following proposal:

Proposal 1	For	Number of Eligible Voters Against	Abstain
Approval of a new subadvisory agreement between the Investment Manager and GW&K Investment, LLC with respect to:
Emerging Wealth Equity	6,634,120	4,582	—
Emerging Markets Equity	16,823,942	926	—

Approval of Investment Management and Interim Subadvisory Agreements

Approval of Interim and New Subavisory Agreement with GW&K with Respects to AMG GW&K Trilogy Emerging Markets Equity Fund:

At an in-person meeting held on December 6, 2018, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), unanimously voted to approve the interim subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to AMG Trilogy Emerging Markets Equity Fund (the “Markets Fund”) (the “Interim Markets Subadvisory Agreement”), the new subadvisory agreement between the Investment Manager and GW&K with respect to the Markets Fund (the “New Markets Subadvisory Agreement” and together with the Interim Markets Subadvisory Agreement, the “Markets Agreements”), and the presentation of the New Markets Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose. The Independent Trustees were separately represented by independent legal counsel in their consideration of the Markets Agreements.

In considering the Markets Agreements, the Trustees considered the information relating to the Markets Fund and GW&K provided to them in connection with the meeting on December 6, 2018 and other meetings of the Board throughout the year. In considering the Markets Agreements, the Trustees also considered information relating to the seven other funds that GW&K sub-advises in the AMG Funds Family of Funds, which, as of December 6, 2018, consisted of 59 funds (the “AMG Funds Complex”). Prior to voting, the Independent Trustees: (a) reviewed the foregoing information; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Markets Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by GW&K, the Trustees reviewed information relating to GW&K’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) that are intended to be used by GW&K in managing the Markets Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding GW&K’s organizational and management structure and GW&K’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals to be at GW&K that are expected to have portfolio management responsibility for the Markets Fund, including the information set forth in the Markets Fund’s prospectus and statement of additional information filed with the Securities and Exchange Commission. The Trustees noted that GW&K would hire all of the portfolio managers who were previously primarily responsible for the day-to-day management of the Markets Fund’s portfolio while at Trilogy, each of whom has served as a co-portfolio manager of the Markets Fund since its inception in 2011. In addition, the Trustees observed that GW&K proposes to manage the Markets Fund’s portfolio using the same investment strategies and processes employed by Trilogy under the Former Markets Subadvisory Agreement. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the Markets Fund; (b) the qualifications and experience of the individuals to be at GW&K that are expected to have portfolio management responsibility for the Markets Fund and GW&K’s other personnel; and (c) GW&K’s compliance program. The Trustees also considered GW&K’s risk management processes. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Agreements and noted that, as of September 30, 2018, GW&K managed approximately $36 billion in assets.

PERFORMANCE

The Trustees considered information relating to the Markets Fund’s and GW&K’s performance. Among other information, the Trustees considered the performance of the Markets Fund, noting that GW&K intends to manage the Markets Fund with the same portfolio management team and the same investment objective and strategies as those used by Trilogy. The Trustees noted that the Markets Fund’s performance (all share classes) for the one-year, three-year and five-year periods ended September 30, 2018 and the period from the Markets Fund’s inception (March 1, 2011 for Class I and Class Z shares and March 1, 2012 for Class N shares) through September 30, 2018 was below, above, below, and below, respectively, the performance of the MSCI Emerging Markets Index. The Trustees also considered comparative performance information for an appropriate peer group of similar mutual funds that was provided to them in connection with their June 27-28, 2018 in-person meeting. Taking into account the desire for continuity of portfolio management, the Trustees concluded that this performance record supported the approval of the Markets Agreements.

SUBADVISORY FEES, PROFITABILITY AND ECONOMIES OF SCALE

The Trustees noted that the Investment Manager, and not the Markets Fund, is responsible for paying the fees charged by GW&K. In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the Markets Fund, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate of the Investment Manager, a portion of GW&K’s revenues or anticipated profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under each Markets Agreement was the same as the rate paid to Trilogy under the Former Markets Subadvisory Agreement. The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services GW&K is expected to provide in performing its functions under the Markets Agreements. The Trustees also were provided, in their June 27-28, 2018 in-person meeting, with the profitability of GW&K with respect to the other funds it sub-advises in the AMG Funds Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that GW&K is not expected to realize material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Markets Fund’s assets increase over time, the Markets Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to GW&K, including, among others, the potential broadening of GW&K’s equity investment capabilities, as well as the indirect benefits that GW&K may receive from GW&K’s relationship with the Markets Fund, including any so-called “fallout benefits” to GW&K, such as reputational value derived from GW&K serving as subadviser to the Markets Fund, which

Approval of Investment Management and Interim Subadvisory Agreements (continued)

bears GW&K’s name. In addition, with respect to fee comparisons, the Trustees noted that the fee rates to be charged by GW&K are the same as those charged by Trilogy under the Former Markets Subadvisory Agreement with respect to the Markets Fund. Taking into account all of the foregoing, including the desire for continuity of portfolio management, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by GW&K, and the other considerations noted above with respect to GW&K, the Markets Fund’s subadvisory fees are reasonable.

*        *        *         *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding each Markets Agreement: (a) GW&K has demonstrated that it possesses the capability and resources to perform the duties required of it under each Markets Agreement; (b) GW&K’s Investment Strategy is appropriate for pursuing the Markets Fund’s investment objectives; (c) GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) GW&K maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Markets Agreement would be in the best interests of the Markets Fund and its shareholders. Accordingly, on December 6, 2018, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve each Markets Agreement.

Approval of Interim and New Subavisory Agreement with GW&K with Respects to AMG GW&K Trilogy Emerging Wealth Equity Fund:

At an in-person meeting held on December 6, 2018, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), unanimously voted to approve the interim subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to AMG Trilogy Emerging Wealth Equity Fund (the “Wealth Fund”) (the “Interim Wealth Subadvisory Agreement”), the new subadvisory agreement between the Investment Manager and GW&K with respect to the Wealth Fund (the “New Wealth Subadvisory Agreement” and together with the Interim Wealth Subadvisory Agreement, the “Wealth Agreements”), and the presentation of the New Wealth Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose. The Independent Trustees were separately represented by independent legal counsel in their consideration of the Wealth Agreements.

In considering the Wealth Agreements, the Trustees considered the information relating to the Wealth Fund and GW&K provided to them in connection with the meeting on December 6, 2018 and other meetings of the Board throughout the year. In considering the Wealth Agreements, the Trustees also considered information relating to the seven other funds that GW&K sub-advises in the AMG

Funds Family of Funds, which, as of December 6, 2018, consisted of 59 funds (the “AMG Funds Complex”). Prior to voting, the Independent Trustees: (a) reviewed the foregoing information; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Wealth Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by GW&K, the Trustees reviewed information relating to GW&K’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) that are intended to be used by GW&K in managing the Wealth Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding GW&K’s organizational and management structure and GW&K’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals to be at GW&K that are expected to have portfolio management responsibility for the Wealth Fund, including the information set forth in the Wealth Fund’s prospectus and statement of additional information filed with the Securities and Exchange Commission. The Trustees noted that GW&K would hire all of the portfolio managers who were previously primarily responsible for the day-to-day

Approval of Investment Management and Interim Subadvisory Agreements (continued)

management of the Wealth Fund’s portfolio while at Trilogy, each of whom has served as a co-portfolio manager of the Wealth Fund since its inception in 2015. In addition, the Trustees observed that GW&K proposes to manage the Wealth Fund’s portfolio using the same investment strategies and processes employed by Trilogy under the Former Wealth Subadvisory Agreement. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the Wealth Fund; (b) the qualifications and experience of the individuals to be at GW&K that are expected to have portfolio management responsibility for the Wealth Fund and GW&K’s other personnel; and (c) GW&K’s compliance program. The Trustees also considered GW&K’s risk management processes. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Agreements and noted that, as of September 30, 2018, GW&K managed approximately $36 billion in assets.

PERFORMANCE

The Trustees considered information relating to the Wealth Fund’s and GW&K’s performance. Among other information, the Trustees considered the performance of the Wealth Fund, noting that GW&K intends to manage the Wealth Fund with the same portfolio management team and the same investment objective and strategies as those used by Trilogy. The Trustees noted that the Wealth Fund’s performance (all share classes) for the one-year and three-year periods ended September 30, 2018 and the period from the Wealth Fund’s inception on March 19, 2015 through September 30, 2018 was below (above in the case of Class Z shares), above and above, respectively, the performance of the MSCI Emerging Markets Index. The Trustees also considered comparative performance information for an appropriate peer group of similar mutual funds that was provided to them in connection with their June 27-28, 2018 in-person meeting. Taking into account the desire for continuity of portfolio management, the Trustees concluded that this performance record supported the approval of the Wealth Agreements.

SUBADVISORY FEES, PROFITABILITY AND ECONOMIES OF SCALE

The Trustees noted that the Investment Manager, and not the Wealth Fund, is responsible for paying the fees charged by GW&K. In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the Wealth Fund, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate of the Investment Manager, a portion of GW&K’s revenues or anticipated profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under each Wealth Agreement was the same as the rate paid to Trilogy under the Former Wealth Subadvisory Agreement. The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services GW&K is expected to provide in performing its functions under the Wealth Agreements. The Trustees also were provided, in their June 27-28, 2018 in-person meeting, with the profitability of GW&K with respect to the other funds it sub-advises in the AMG Funds Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that GW&K is not expected to realize material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Wealth Fund’s assets increase over time, the Wealth Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to GW&K, including, among others, the potential broadening of GW&K’s equity investment capabilities, as well as the indirect benefits that GW&K may receive from GW&K’s relationship with the Wealth Fund, including any so-called “fallout benefits” to GW&K, such as reputational value derived from GW&K serving as subadviser to the Wealth Fund, which bears GW&K’s name. In addition, with respect to fee comparisons, the Trustees noted that the fee rates to be charged by GW&K are the same as those charged by Trilogy under the Former Wealth Subadvisory Agreement with respect to the Wealth Fund. Taking into account all of the foregoing, including the desire for continuity of portfolio management, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by GW&K, and the other considerations noted above with respect to GW&K, the Wealth Fund’s subadvisory fees are reasonable.

*        *        *         *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding each Wealth Agreement: (a) GW&K has demonstrated that it possesses the capability and resources to perform the duties required of it under each Wealth Agreement; (b) GW&K’s Investment Strategy is appropriate for pursuing the Wealth Fund’s investment objectives; (c) GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) GW&K maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Wealth Agreement would be in the best interests of the Wealth Fund and its shareholders. Accordingly, on December 6, 2018, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve each Wealth Agreement.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, which has replaced Form NQ. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	50

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets Equity

AMG GW&K Trilogy Emerging Wealth Equity

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	043019 SAR069

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: July 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: July 1, 2019

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: July 1, 2019